UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

 (Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 - September 30, 2023

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2023

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

GuggenheimInvestments.com	DYN-SEMI-0923x0324

GUGGENHEIM

Fast, Convenient, and Secure
Sign up for eDelivery from Guggenheim

Guggenheim's eDelivery service allows you to waive postal delivery and provides a fast, convenient, and secure way to access your account documents and shareholder communications such as statements, confirmations, prospectuses, and annual and semi-annual reports.

With Guggenheim's eDelivery service, you can:

- Receive important account information faster
- Reduce the chance of mail fraud and identity theft
- Positively impact the environment
- Increase shareholder value by reducing printing and mailing costs

For more information, visit *GuggenheimInvestments.com/eDelivery* or call our Client Services group at 800 820 0888.

It's easy to enroll:

To register your account and begin receiving some or all of your shareholder communications electronically, follow these simple steps:

1. **Go to *GuggenheimInvestments.com/myaccount***

   If you are a new user, you can also establish your User ID and password here.

2. **Log into your account**
3. **Select "Profile" on the left**
4. **Select "Edit Delivery" at the bottom**
5. **Select the eDelivery radio buttons**
6. **Enter your email address, and check the box that you have read the Terms and Conditions**
7. **Hit "Submit"**

GI-GOGREEN-1023 x1024 #59091

Guggenheim Investments

eDelivery Service Notice

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x STRATEGY FUND	9
INVERSE S&P 500® 2x STRATEGY FUND	21
NASDAQ-100® 2x STRATEGY FUND	28
INVERSE NASDAQ-100® 2x STRATEGY FUND	36
DOW 2x STRATEGY FUND	43
INVERSE DOW 2x STRATEGY FUND	50
RUSSELL 2000® 2x STRATEGY FUND	57
INVERSE RUSSELL 2000® 2x STRATEGY FUND	83
NOTES TO FINANCIAL STATEMENTS	90
OTHER INFORMATION	103
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	109
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	115
LIQUIDITY RISK MANAGEMENT PROGRAM	118

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2023

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2023 (the “Reporting Period”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

The Funds are not suitable for all investors. ● The Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● The Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmarks on a daily basis, mathematical compounding, may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, the Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. The value of each Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

These funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2023

Faced with a series of strong economic data releases, the market increasingly appears to be coming to the conclusion that the economy is structurally better able to withstand higher interest rates than it really is. This dynamic can be seen by examining the move in Treasury yields, with the selloff almost entirely being due to real yields rather than inflation expectations, and with the move most pronounced at the long end of the yield curve. Digging further, however, a large portion of this shift is due to a rising term premium (the premium for unknown and unquantified risks in the future, beyond current assumptions on the path of inflation or policy rates), which is indicating greater uncertainty about the outlook.

Many forecasters are extrapolating the current year’s economic strength without recognizing the fact that growth has benefited from a number of factors this year that are unlikely to be repeated, namely an expansion of the fiscal deficit, a slowdown in inflation, and a rebound in labor supply. As these factors fade, the headwinds from tight monetary policy may be more apparent and pronounced. And the longer monetary conditions stay tight, the greater the risk of something breaking (banks and commercial real estate remain key risks). All of this suggests that the recent economic trajectory cannot be assumed to continue, especially given the substantial restraint that could be imposed by the recent rise in long-term borrowing costs.

Uncertainty is elevated given the diverging signals in the data and the fact that many traditional economic models are not “working” as they traditionally would. This uncertainty extends to the U.S. Federal Reserve, which looks set to hold off on further rate hikes while it waits to see if the data start to align with the softening conditions policymakers say they are hearing on the ground. We continue to think the gravitational pull of tight money and credit conditions could result in a slowing economy and cooler inflation over the next year, paving the way for more rate cuts than the market presently expects.

For the Reporting Period, the S&P 500® Index* returned 5.18%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -1.28%. The return of the MSCI Emerging Markets Index* was -2.05%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -4.05% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 2.21%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 2.51% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2023

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS”(agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these Funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the non-linear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than a single day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on compounding, leverage and other risks, please read the prospectus.

In general, any change in direction in the performance of an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2023 and ending September 30, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.85%	5.73%	$1,000.00	$1,057.30	$9.52
C-Class	2.61%	5.34%	1,000.00	1,053.40	13.40
H-Class	1.85%	5.72%	1,000.00	1,057.20	9.51
Inverse S&P 500® 2x Strategy Fund
A-Class	1.70%	(5.03%)	1,000.00	949.70	8.29
C-Class	2.45%	(5.38%)	1,000.00	946.20	11.92
H-Class	1.70%	(5.12%)	1,000.00	948.80	8.28
NASDAQ-100® 2x Strategy Fund
A-Class	1.89%	19.34%	1,000.00	1,193.40	10.36
C-Class	2.64%	18.89%	1,000.00	1,188.90	14.45
H-Class	1.88%	19.34%	1,000.00	1,193.40	10.31
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.73%	(18.26%)	1,000.00	817.40	7.86
C-Class	2.47%	(18.55%)	1,000.00	814.50	11.20
H-Class	1.74%	(18.17%)	1,000.00	818.30	7.91
Dow 2x Strategy Fund
A-Class	1.83%	(0.80%)	1,000.00	992.00	9.11
C-Class	2.50%	(1.13%)	1,000.00	988.70	12.43
H-Class	1.83%	(0.83%)	1,000.00	991.70	9.11
Inverse Dow 2x Strategy Fund
A-Class	1.69%	1.80%	1,000.00	1,018.00	8.53
C-Class	2.41%	1.45%	1,000.00	1,014.50	12.14
H-Class	1.74%	1.84%	1,000.00	1,018.40	8.78
Russell 2000® 2x Strategy Fund
A-Class	1.91%	(5.09%)	1,000.00	949.10	9.31
C-Class	2.65%	(5.43%)	1,000.00	945.70	12.89
H-Class	1.92%	(5.13%)	1,000.00	948.70	9.35
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.67%	2.55%	1,000.00	1,025.50	8.46
C-Class	2.43%	2.18%	1,000.00	1,021.80	12.28
H-Class	1.72%	2.59%	1,000.00	1,025.90	8.71

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.85%	5.00%	$1,000.00	$1,015.75	$9.32
C-Class	2.61%	5.00%	1,000.00	1,011.95	13.13
H-Class	1.85%	5.00%	1,000.00	1,015.75	9.32
Inverse S&P 500® 2x Strategy Fund
A-Class	1.70%	5.00%	1,000.00	1,016.50	8.57
C-Class	2.45%	5.00%	1,000.00	1,012.75	12.33
H-Class	1.70%	5.00%	1,000.00	1,016.50	8.57
NASDAQ-100® 2x Strategy Fund
A-Class	1.89%	5.00%	1,000.00	1,015.55	9.52
C-Class	2.64%	5.00%	1,000.00	1,011.80	13.28
H-Class	1.88%	5.00%	1,000.00	1,015.60	9.47
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.73%	5.00%	1,000.00	1,016.35	8.72
C-Class	2.47%	5.00%	1,000.00	1,012.65	12.43
H-Class	1.74%	5.00%	1,000.00	1,016.30	8.77
Dow 2x Strategy Fund
A-Class	1.83%	5.00%	1,000.00	1,015.85	9.22
C-Class	2.50%	5.00%	1,000.00	1,012.50	12.58
H-Class	1.83%	5.00%	1,000.00	1,015.85	9.22
Inverse Dow 2x Strategy Fund
A-Class	1.69%	5.00%	1,000.00	1,016.55	8.52
C-Class	2.41%	5.00%	1,000.00	1,012.95	12.13
H-Class	1.74%	5.00%	1,000.00	1,016.30	8.77
Russell 2000® 2x Strategy Fund
A-Class	1.91%	5.00%	1,000.00	1,015.45	9.62
C-Class	2.65%	5.00%	1,000.00	1,011.75	13.33
H-Class	1.92%	5.00%	1,000.00	1,015.40	9.67
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.67%	5.00%	1,000.00	1,016.65	8.42
C-Class	2.43%	5.00%	1,000.00	1,012.85	12.23
H-Class	1.72%	5.00%	1,000.00	1,016.40	8.67

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2023 to September 30, 2023.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2023

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings	% of Total Net Assets
Apple, Inc.	5.8%
Microsoft Corp.	5.4%
Amazon.com, Inc.	2.7%
NVIDIA Corp.	2.5%
Alphabet, Inc. — Class A	1.8%
Tesla, Inc.	1.6%
Meta Platforms, Inc. — Class A	1.6%
Alphabet, Inc. — Class C	1.5%
Berkshire Hathaway, Inc. — Class B	1.5%
Exxon Mobil Corp.	1.1%
Top Ten Total	25.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	5.73%	33.79%	10.30%	17.05%
A-Class Shares with sales charge‡	0.71%	27.43%	9.23%	16.48%
C-Class Shares	5.34%	32.81%	9.48%	16.17%
C-Class Shares with CDSC§	4.34%	31.81%	9.48%	16.17%
H-Class Shares	5.72%	33.78%	10.29%	17.04%
S&P 500 Index	5.18%	21.62%	9.92%	11.91%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 83.3%

Technology - 22.1%
Apple, Inc.	43,397	$7,430,000
Microsoft Corp.	21,940	6,927,555
NVIDIA Corp.	7,294	3,172,817
Broadcom, Inc.	1,219	1,012,477
Adobe, Inc.*	1,346	686,325
Salesforce, Inc.*	2,876	583,195
Accenture plc — Class A	1,863	572,146
Oracle Corp.	4,649	492,422
Advanced Micro Devices, Inc.*	4,771	490,554
Intel Corp.	12,367	439,647
Texas Instruments, Inc.	2,681	426,306
Intuit, Inc.	827	422,547
International Business Machines Corp.	2,691	377,547
QUALCOMM, Inc.	3,296	366,054
Applied Materials, Inc.	2,480	343,356
ServiceNow, Inc.*	603	337,053
Analog Devices, Inc.	1,481	259,308
Lam Research Corp.	394	246,948
Micron Technology, Inc.	3,235	220,077
Synopsys, Inc.*	450	206,537
Fiserv, Inc.*	1,800	203,328
Activision Blizzard, Inc.	2,113	197,840
Cadence Design Systems, Inc.*	803	188,143
KLA Corp.	405	185,757
Roper Technologies, Inc.	315	152,548
NXP Semiconductor N.V.	762	152,339
Autodesk, Inc.*	631	130,560
Microchip Technology, Inc.	1,608	125,505
MSCI, Inc. — Class A	234	120,061
ON Semiconductor Corp.*	1,274	118,418
Fortinet, Inc.*	1,925	112,959
Paychex, Inc.	948	109,333
Cognizant Technology Solutions Corp. — Class A	1,492	101,068
Fidelity National Information Services, Inc.	1,750	96,723
Electronic Arts, Inc.	728	87,651
ANSYS, Inc.*	256	76,173
Hewlett Packard Enterprise Co.	3,814	66,249
HP, Inc.	2,562	65,844
Take-Two Interactive Software, Inc.*	466	65,422
Monolithic Power Systems, Inc.	141	65,142
Fair Isaac Corp.*	74	64,271
Broadridge Financial Solutions, Inc.	349	62,488
PTC, Inc.*	351	49,730
Tyler Technologies, Inc.*	125	48,268
Akamai Technologies, Inc.*	449	47,836
NetApp, Inc.	623	47,273
Skyworks Solutions, Inc.	471	46,436
Teradyne, Inc.	455	45,709
EPAM Systems, Inc.*	171	43,723
Western Digital Corp.*	945	43,120
Paycom Software, Inc.	145	37,594
Seagate Technology Holdings plc	570	37,592
Leidos Holdings, Inc.	406	37,417
Zebra Technologies Corp. — Class A*	152	35,953
Jack Henry & Associates, Inc.	215	32,495
Ceridian HCM Holding, Inc.*	460	31,211
Qorvo, Inc.*	290	27,686
DXC Technology Co.*	606	12,623
Total Technology		28,185,359

Consumer, Non-cyclical - 16.7%
UnitedHealth Group, Inc.	2,735	1,378,960
Eli Lilly & Co.	2,355	1,264,941
Johnson & Johnson	7,111	1,107,538
Procter & Gamble Co.	6,961	1,015,331
AbbVie, Inc.	5,212	776,901
Merck & Company, Inc.	7,493	771,404
PepsiCo, Inc.	4,065	688,774
Coca-Cola Co.	11,493	643,378
Thermo Fisher Scientific, Inc.	1,140	577,034
Pfizer, Inc.	16,672	553,010
Abbott Laboratories	5,124	496,259
Danaher Corp.	1,940	481,314
Amgen, Inc.	1,580	424,641
Philip Morris International, Inc.	4,584	424,387
Bristol-Myers Squibb Co.	6,169	358,049
S&P Global, Inc.	961	351,159
Medtronic plc	3,931	308,033
Intuitive Surgical, Inc.*	1,038	303,397
Elevance Health, Inc.	696	303,052
Automatic Data Processing, Inc.	1,217	292,786
Mondelez International, Inc. — Class A	4,018	278,849
Gilead Sciences, Inc.	3,680	275,779
Stryker Corp.	998	272,723
Vertex Pharmaceuticals, Inc.*	763	265,326
CVS Health Corp.	3,793	264,827
Regeneron Pharmaceuticals, Inc.*	316	260,055
Cigna Group	874	250,025
Zoetis, Inc.	1,359	236,439
Boston Scientific Corp.*	4,324	228,307
Becton Dickinson & Co.	857	221,560
Altria Group, Inc.	5,240	220,342
PayPal Holdings, Inc.*	3,243	189,586
Humana, Inc.	367	178,553
Colgate-Palmolive Co.	2,441	173,580
McKesson Corp.	398	173,070
Moody’s Corp.	466	147,335
HCA Healthcare, Inc.	594	146,112
Edwards Lifesciences Corp.*	1,795	124,358
Cintas Corp.	256	123,139
Kimberly-Clark Corp.	999	120,729
Constellation Brands, Inc. — Class A	476	119,633
Archer-Daniels-Midland Co.	1,583	119,390
Monster Beverage Corp.*	2,196	116,278
General Mills, Inc.	1,728	110,575
Centene Corp.*	1,599	110,139
Biogen, Inc.*	428	110,000
IDEXX Laboratories, Inc.*	246	107,568
Corteva, Inc.	2,096	107,231
Dexcom, Inc.*	1,145	106,829

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
IQVIA Holdings, Inc.*	541	$106,442
Kenvue, Inc.	5,089	102,187
Verisk Analytics, Inc. — Class A	428	101,111
Moderna, Inc.*	978	101,018
Estee Lauder Companies, Inc. — Class A	685	99,017
Sysco Corp.	1,492	98,547
Keurig Dr Pepper, Inc.	2,971	93,795
CoStar Group, Inc.*	1,206	92,729
United Rentals, Inc.	203	90,248
Hershey Co.	443	88,635
Global Payments, Inc.	768	88,619
Cencora, Inc. — Class A	492	88,545
Kroger Co.	1,950	87,263
West Pharmaceutical Services, Inc.	218	81,796
Quanta Services, Inc.	429	80,253
Gartner, Inc.*	233	80,061
Kraft Heinz Co.	2,358	79,323
GE HealthCare Technologies, Inc.	1,156	78,654
Zimmer Biomet Holdings, Inc.	617	69,240
Church & Dwight Company, Inc.	727	66,615
Equifax, Inc.	362	66,311
Cardinal Health, Inc.	752	65,289
Illumina, Inc.*	468	64,247
ResMed, Inc.	434	64,176
Align Technology, Inc.*	210	64,117
STERIS plc	291	63,851
Baxter International, Inc.	1,496	56,459
Molina Healthcare, Inc.*	172	56,397
McCormick & Company, Inc.	741	56,049
FleetCor Technologies, Inc.*	218	55,664
Laboratory Corporation of America Holdings	262	52,675
Hologic, Inc.*	723	50,176
Bunge Ltd.	445	48,171
Waters Corp.*	175	47,987
Clorox Co.	366	47,968
Cooper Companies, Inc.	146	46,430
Kellanova	778	46,299
Avery Dennison Corp.	238	43,475
Tyson Foods, Inc. — Class A	843	42,563
Revvity, Inc.	367	40,627
Quest Diagnostics, Inc.	332	40,458
Lamb Weston Holdings, Inc.	431	39,850
Conagra Brands, Inc.	1,412	38,717
J M Smucker Co.	302	37,119
Viatris, Inc.	3,542	34,924
Molson Coors Beverage Co. — Class B	549	34,911
Insulet Corp.*	207	33,014
Hormel Foods Corp.	855	32,516
Incyte Corp.*	549	31,716
Bio-Techne Corp.	465	31,653
Brown-Forman Corp. — Class B	541	31,210
Rollins, Inc.	830	30,984
Charles River Laboratories International, Inc.*	152	29,789
Henry Schein, Inc.*	386	28,661
Teleflex, Inc.	139	27,301
Catalent, Inc.*	532	24,222
MarketAxess Holdings, Inc.	112	23,928
Campbell Soup Co.	581	23,867
Robert Half, Inc.	316	23,156
Universal Health Services, Inc. — Class B	184	23,134
Bio-Rad Laboratories, Inc. — Class A*	62	22,224
Dentsply Sirona, Inc.	625	21,350
DaVita, Inc.*	159	15,030
Organon & Co.	755	13,107
Total Consumer, Non-cyclical		21,224,555

Financial - 11.5%
Berkshire Hathaway, Inc. — Class B*	5,386	1,886,716
JPMorgan Chase & Co.	8,582	1,244,562
Visa, Inc. — Class A	4,745	1,091,397
Mastercard, Inc. — Class A	2,457	972,751
Bank of America Corp.	20,416	558,990
Wells Fargo & Co.	10,804	441,451
Goldman Sachs Group, Inc.	974	315,157
Morgan Stanley	3,768	307,733
Prologis, Inc. REIT	2,728	306,109
Marsh & McLennan Companies, Inc.	1,459	277,648
BlackRock, Inc. — Class A	414	267,647
American Express Co.	1,719	256,458
Chubb Ltd.	1,213	252,522
Charles Schwab Corp.	4,391	241,066
Progressive Corp.	1,729	240,850
Citigroup, Inc.	5,687	233,906
American Tower Corp. — Class A REIT	1,377	226,448
Blackstone, Inc. — Class A	2,096	224,566
CME Group, Inc. — Class A	1,062	212,634
Equinix, Inc. REIT	276	200,448
Aon plc — Class A	599	194,208
Intercontinental Exchange, Inc.	1,690	185,934
U.S. Bancorp	4,598	152,010
Arthur J Gallagher & Co.	636	144,963
PNC Financial Services Group, Inc.	1,176	144,378
American International Group, Inc.	2,102	127,381
Welltower, Inc. REIT	1,532	125,501
Public Storage REIT	467	123,064
Aflac, Inc.	1,596	122,493
Crown Castle, Inc. REIT	1,281	117,890
MetLife, Inc.	1,865	117,327
Truist Financial Corp.	3,933	112,523
Travelers Companies, Inc.	677	110,561
Capital One Financial Corp.	1,126	109,278
Digital Realty Trust, Inc. REIT	894	108,192
Realty Income Corp. REIT	2,093	104,524
Simon Property Group, Inc. REIT	966	104,357
Prudential Financial, Inc.	1,072	101,722
Ameriprise Financial, Inc.	303	99,893
Bank of New York Mellon Corp.	2,300	98,095
Arch Capital Group Ltd.*	1,101	87,761
VICI Properties, Inc. REIT	2,993	87,096
Allstate Corp.	773	86,120
Extra Space Storage, Inc. REIT	624	75,866

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
AvalonBay Communities, Inc. REIT	419	$71,959
T. Rowe Price Group, Inc.	663	69,529
CBRE Group, Inc. — Class A*	915	67,582
Weyerhaeuser Co. REIT	2,158	66,164
Willis Towers Watson plc	310	64,777
SBA Communications Corp. REIT	320	64,054
Hartford Financial Services Group, Inc.	903	64,032
Discover Financial Services	738	63,933
State Street Corp.	941	63,009
M&T Bank Corp.	490	61,961
Equity Residential REIT	1,019	59,826
Raymond James Financial, Inc.	555	55,739
Invitation Homes, Inc. REIT	1,699	53,841
Iron Mountain, Inc. REIT	862	51,246
Fifth Third Bancorp	2,011	50,939
Ventas, Inc. REIT	1,189	50,093
Cboe Global Markets, Inc.	312	48,737
Nasdaq, Inc.	1,001	48,638
Brown & Brown, Inc.	695	48,539
Regions Financial Corp.	2,771	47,661
Everest Group Ltd.	128	47,574
Cincinnati Financial Corp.	463	47,360
Principal Financial Group, Inc.	657	47,350
Alexandria Real Estate Equities, Inc. REIT	461	46,146
Huntington Bancshares, Inc.	4,276	44,470
Mid-America Apartment Communities, Inc. REIT	345	44,384
Northern Trust Corp.	611	42,452
Essex Property Trust, Inc. REIT	190	40,297
W R Berkley Corp.	601	38,157
Synchrony Financial	1,235	37,754
Citizens Financial Group, Inc.	1,395	37,386
Loews Corp.	546	34,567
Host Hotels & Resorts, Inc. REIT	2,101	33,763
Kimco Realty Corp. REIT	1,830	32,190
UDR, Inc. REIT	895	31,925
Camden Property Trust REIT	315	29,793
KeyCorp	2,764	29,741
Healthpeak Properties, Inc. REIT	1,616	29,670
Regency Centers Corp. REIT	485	28,828
Globe Life, Inc.	257	27,944
Boston Properties, Inc. REIT	426	25,338
Assurant, Inc.	157	22,542
Franklin Resources, Inc.	840	20,647
Federal Realty Investment Trust REIT	217	19,667
Invesco Ltd.	1,325	19,239
Comerica, Inc.	390	16,204
Zions Bancorp North America	438	15,282
Total Financial		14,663,125

Communications - 11.4%
Amazon.com, Inc.*	26,812	3,408,341
Alphabet, Inc. — Class A*	17,520	2,292,667
Meta Platforms, Inc. — Class A*	6,563	1,970,278
Alphabet, Inc. — Class C*	14,903	1,964,961
Cisco Systems, Inc.	12,033	646,894
Comcast Corp. — Class A	12,153	538,864
Netflix, Inc.*	1,309	494,278
Walt Disney Co.*	5,403	437,913
Verizon Communications, Inc.	12,414	402,338
Booking Holdings, Inc.*	106	326,899
AT&T, Inc.	21,111	317,087
T-Mobile US, Inc.	1,529	214,136
Palo Alto Networks, Inc.*	903	211,699
Airbnb, Inc. — Class A*	1,259	172,747
Arista Networks, Inc.*	741	136,292
Motorola Solutions, Inc.	493	134,214
Charter Communications, Inc. — Class A*	301	132,386
CDW Corp.	397	80,099
Warner Bros Discovery, Inc.*	6,550	71,133
eBay, Inc.	1,573	69,354
Corning, Inc.	2,267	69,076
VeriSign, Inc.*	265	53,670
FactSet Research Systems, Inc.	113	49,410
Omnicom Group, Inc.	584	43,496
Expedia Group, Inc.*	407	41,949
Interpublic Group of Companies, Inc.	1,137	32,587
Match Group, Inc.*	821	32,163
Gen Digital, Inc.	1,662	29,384
F5, Inc.*	175	28,200
Juniper Networks, Inc.	949	26,373
Etsy, Inc.*	363	23,443
Fox Corp. — Class A	749	23,369
News Corp. — Class A	1,125	22,567
Paramount Global — Class B	1,424	18,370
Fox Corp. — Class B	390	11,263
News Corp. — Class B	341	7,117
Total Communications		14,535,017

Consumer, Cyclical - 7.6%
Tesla, Inc.*	8,154	2,040,294
Home Depot, Inc.	2,969	897,113
Costco Wholesale Corp.	1,309	739,533
Walmart, Inc.	4,214	673,945
McDonald’s Corp.	2,152	566,923
Lowe’s Companies, Inc.	1,730	359,563
NIKE, Inc. — Class B	3,618	345,953
Starbucks Corp.	3,383	308,766
TJX Companies, Inc.	3,394	301,659
O’Reilly Automotive, Inc.*	179	162,686
Target Corp.	1,363	150,707
Chipotle Mexican Grill, Inc. — Class A*	82	150,210
Marriott International, Inc. — Class A	740	145,455
Ford Motor Co.	11,609	144,184
AutoZone, Inc.*	54	137,159
General Motors Co.	4,063	133,957
PACCAR, Inc.	1,544	131,271
Hilton Worldwide Holdings, Inc.	773	116,089
Ross Stores, Inc.	1,006	113,628
Copart, Inc.*	2,566	110,569
Yum! Brands, Inc.	828	103,450
DR Horton, Inc.	899	96,616
Cummins, Inc.	418	95,496
Fastenal Co.	1,688	92,232

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
WW Grainger, Inc.	132	$91,323
Lennar Corp. — Class A	746	83,724
Aptiv plc*	836	82,421
Delta Air Lines, Inc.	1,900	70,300
Dollar General Corp.	648	68,558
Dollar Tree, Inc.*	618	65,786
Tractor Supply Co.	321	65,179
Royal Caribbean Cruises Ltd.*	696	64,129
Genuine Parts Co.	415	59,918
NVR, Inc.*	10	59,633
Ulta Beauty, Inc.*	147	58,719
Darden Restaurants, Inc.	357	51,130
PulteGroup, Inc.	649	48,058
Southwest Airlines Co.	1,759	47,616
Walgreens Boots Alliance, Inc.	2,116	47,060
Las Vegas Sands Corp.	971	44,511
Pool Corp.	116	41,308
United Airlines Holdings, Inc.*	969	40,989
Carnival Corp.*	2,975	40,817
Best Buy Company, Inc.	575	39,945
Domino’s Pizza, Inc.	104	39,394
LKQ Corp.	790	39,113
Live Nation Entertainment, Inc.*	419	34,794
CarMax, Inc.*	467	33,031
MGM Resorts International	829	30,474
Caesars Entertainment, Inc.*	636	29,478
BorgWarner, Inc.	694	28,017
Wynn Resorts Ltd.	286	26,429
Hasbro, Inc.	385	25,464
American Airlines Group, Inc.*	1,929	24,710
Bath & Body Works, Inc.	676	22,849
Whirlpool Corp.	163	21,793
Norwegian Cruise Line Holdings Ltd.*	1,256	20,699
Tapestry, Inc.	685	19,694
VF Corp.	976	17,246
Alaska Air Group, Inc.*	376	13,942
Ralph Lauren Corp. — Class A	119	13,815
Total Consumer, Cyclical		9,729,524

Industrial - 6.3%
Caterpillar, Inc.	1,507	411,411
Union Pacific Corp.	1,800	366,534
Honeywell International, Inc.	1,961	362,275
General Electric Co.	3,214	355,308
United Parcel Service, Inc. — Class B	2,137	333,094
Boeing Co.*	1,674	320,872
RTX Corp.	4,298	309,327
Deere & Co.	805	303,791
Lockheed Martin Corp.	662	270,732
Eaton Corporation plc	1,179	251,457
Illinois Tool Works, Inc.	813	187,242
Northrop Grumman Corp.	420	184,880
CSX Corp.	5,925	182,194
FedEx Corp.	685	181,470
Waste Management, Inc.	1,088	165,855
Emerson Electric Co.	1,688	163,010
3M Co.	1,630	152,600
Amphenol Corp. — Class A	1,761	147,906
General Dynamics Corp.	669	147,829
Parker-Hannifin Corp.	379	147,628
TransDigm Group, Inc.*	163	137,430
Trane Technologies plc	675	136,964
Carrier Global Corp.	2,473	136,510
Norfolk Southern Corp.	670	131,943
TE Connectivity Ltd.	927	114,512
Old Dominion Freight Line, Inc.	265	108,422
Johnson Controls International plc	2,009	106,899
AMETEK, Inc.	681	100,624
Otis Worldwide Corp.	1,216	97,657
Agilent Technologies, Inc.	872	97,507
L3Harris Technologies, Inc.	559	97,333
Rockwell Automation, Inc.	339	96,910
Republic Services, Inc. — Class A	607	86,503
Vulcan Materials Co.	393	79,394
Fortive Corp.	1,040	77,127
Ingersoll Rand, Inc.	1,194	76,082
Martin Marietta Materials, Inc.	183	75,118
Mettler-Toledo International, Inc.*	65	72,025
Keysight Technologies, Inc.*	527	69,727
Xylem, Inc.	711	64,722
Dover Corp.	413	57,618
Teledyne Technologies, Inc.*	139	56,793
Westinghouse Air Brake Technologies Corp.	529	56,217
Howmet Aerospace, Inc.	1,156	53,465
Jacobs Solutions, Inc.	372	50,778
Expeditors International of Washington, Inc.	437	50,093
Garmin Ltd.	452	47,551
IDEX Corp.	224	46,596
Ball Corp.	931	46,345
Textron, Inc.	586	45,790
J.B. Hunt Transport Services, Inc.	241	45,434
Axon Enterprise, Inc.*	208	41,390
Packaging Corporation of America	266	40,844
Snap-on, Inc.	157	40,044
Amcor plc	4,345	39,800
Trimble, Inc.*	733	39,479
Stanley Black & Decker, Inc.	453	37,862
Nordson Corp.	160	35,707
Masco Corp.	665	35,544
Pentair plc	488	31,598
CH Robinson Worldwide, Inc.	344	29,629
Westrock Co.	757	27,101
Allegion plc	259	26,988
A O Smith Corp.	368	24,336
Huntington Ingalls Industries, Inc.	118	24,140
Generac Holdings, Inc.*	184	20,049
Sealed Air Corp.	426	13,999
Mohawk Industries, Inc.*	156	13,386
Total Industrial		7,987,400

Energy - 4.0%
Exxon Mobil Corp.	11,822	1,390,031
Chevron Corp.	5,239	883,400

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
ConocoPhillips	3,536	$423,613
Schlumberger N.V.	4,197	244,685
EOG Resources, Inc.	1,720	218,027
Marathon Petroleum Corp.	1,181	178,733
Pioneer Natural Resources Co.	689	158,160
Phillips 66	1,315	157,997
Valero Energy Corp.	1,043	147,804
Occidental Petroleum Corp.	1,959	127,100
Hess Corp.	816	124,848
Williams Companies, Inc.	3,593	121,048
ONEOK, Inc.	1,720	109,100
Halliburton Co.	2,654	107,487
Baker Hughes Co.	2,981	105,289
Kinder Morgan, Inc.	5,724	94,904
Devon Energy Corp.	1,892	90,248
Diamondback Energy, Inc.	528	81,777
Coterra Energy, Inc. — Class A	2,237	60,511
Targa Resources Corp.	661	56,661
First Solar, Inc.*	315	50,901
Enphase Energy, Inc.*	403	48,420
Marathon Oil Corp.	1,790	47,882
Equities Corp.	1,068	43,339
APA Corp.	907	37,278
SolarEdge Technologies, Inc.*	167	21,628
Total Energy		5,130,871

Utilities - 2.0%
NextEra Energy, Inc.	5,976	342,365
Southern Co.	3,220	208,398
Duke Energy Corp.	2,276	200,880
Sempra	1,859	126,468
American Electric Power Company, Inc.	1,521	114,410
Exelon Corp.	2,940	111,103
Dominion Energy, Inc.	2,472	110,424
Constellation Energy Corp.	950	103,626
PG&E Corp.*	6,176	99,619
Xcel Energy, Inc.	1,629	93,211
Consolidated Edison, Inc.	1,019	87,155
Public Service Enterprise Group, Inc.	1,474	83,885
WEC Energy Group, Inc.	931	74,992
Edison International	1,132	71,644
American Water Works Company, Inc.	575	71,202
DTE Energy Co.	610	60,561
Eversource Energy	1,031	59,953
Ameren Corp.	776	58,068
Entergy Corp.	624	57,720
FirstEnergy Corp.	1,524	52,090
PPL Corp.	2,177	51,290
CenterPoint Energy, Inc.	1,864	50,048
Atmos Energy Corp.	439	46,503
CMS Energy Corp.	862	45,781
Alliant Energy Corp.	747	36,192
Evergy, Inc.	678	34,375
NiSource, Inc.	1,221	30,135
AES Corp.	1,977	30,051
NRG Energy, Inc.	677	26,078
Pinnacle West Capital Corp.	335	24,683
Total Utilities		2,562,910

Basic Materials - 1.7%
Linde plc	1,441	536,556
Air Products and Chemicals, Inc.	656	185,910
Sherwin-Williams Co.	699	178,280
Freeport-McMoRan, Inc.	4,233	157,848
Ecolab, Inc.	749	126,881
Nucor Corp.	735	114,918
Dow, Inc.	2,076	107,038
DuPont de Nemours, Inc.	1,356	101,144
PPG Industries, Inc.	695	90,211
Newmont Corp.	2,347	86,722
LyondellBasell Industries N.V. — Class A	756	71,593
Albemarle Corp.	347	59,004
International Flavors & Fragrances, Inc.	754	51,400
Steel Dynamics, Inc.	460	49,321
CF Industries Holdings, Inc.	570	48,872
Celanese Corp. — Class A	296	37,154
International Paper Co.	1,022	36,250
Mosaic Co.	981	34,924
Eastman Chemical Co.	351	26,929
FMC Corp.	369	24,712
Total Basic Materials		2,125,667

Total Common Stocks
(Cost $72,366,960)		106,144,428

	Face Amount
U.S. TREASURY BILLS†† - 14.7%
U.S. Treasury Bills
5.27% due 11/07/23[1,2]	$7,300,000	7,261,483
4.66% due 10/05/23[2,3]	4,770,000	4,767,905
5.29% due 11/07/23[2]	4,500,000	4,476,258
5.29% due 12/12/23[1,2]	2,000,000	1,979,055
5.28% due 11/07/23[2]	300,000	298,417
Total U.S. Treasury Bills
(Cost $18,780,457)		18,783,118

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
S&P 500® 2x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 2.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[1]	$1,973,125	$1,973,125
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[1]	766,464	766,464
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[1]	758,894	758,894
Total Repurchase Agreements
(Cost $3,498,483)		3,498,483

Total Investments - 100.7%
(Cost $94,645,900)		$128,426,029
Other Assets & Liabilities, net - (0.7)%		(910,933)
Total Net Assets - 100.0%		$127,515,096

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	252	Dec 2023	$54,510,750	$(1,709,828)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.76% (SOFR + 0.45%)	At Maturity	12/20/23	14,739	$63,202,393	$(1,539,317)
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	12/21/23	4,854	20,813,196	(554,059)
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	12/21/23	2,431	10,422,188	(81,653)
							$94,437,777	$(2,175,029)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2023
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$106,144,428	$—	$—	$106,144,428
U.S. Treasury Bills	—	18,783,118	—	18,783,118
Repurchase Agreements	—	3,498,483	—	3,498,483
Total Assets	$106,144,428	$22,281,601	$—	$128,426,029

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,709,828	$—	$—	$1,709,828
Equity Index Swap Agreements**	—	2,175,029	—	2,175,029
Total Liabilities	$1,709,828	$2,175,029	$—	$3,884,857

**	This derivative is reported as unrealized appreciation/depreciation at period end.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

Assets:
Investments, at value (cost $91,147,417)	$124,927,546
Repurchase agreements, at value (cost $3,498,483)	3,498,483
Cash	1,427
Receivables:
Securities sold	4,985,692
Fund shares sold	511,682
Dividends	92,545
Interest	1,030
Total assets	134,018,405

Liabilities:
Unrealized depreciation on OTC swap agreements	2,175,029
Payable for:
Swap settlement	2,638,474
Fund shares redeemed	1,271,183
Management fees	135,315
Variation margin on futures contracts	132,139
Distribution and service fees	38,338
Transfer agent fees	35,510
Portfolio accounting and administration fees	15,786
Trustees’ fees*	2,343
Miscellaneous	59,192
Total liabilities	6,503,309
Net assets	$127,515,096

Net assets consist of:
Paid in capital	$153,762,006
Total distributable earnings (loss)	(26,246,910)
Net assets	$127,515,096

A-Class:
Net assets	$16,358,983
Capital shares outstanding	82,909
Net asset value per share	$197.31
Maximum offering price per share (Net asset value divided by 95.25%)	$207.15

C-Class:
Net assets	$1,145,289
Capital shares outstanding	7,077
Net asset value per share	$161.83

H-Class:
Net assets	$110,010,824
Capital shares outstanding	558,481
Net asset value per share	$196.98

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $333)	$1,065,125
Interest	858,488
Income from securities lending, net	984
Total investment income	1,924,597

Expenses:
Management fees	783,248
Distribution and service fees:
A-Class	22,437
C-Class	7,910
H-Class	193,151
Transfer agent fees	162,092
Portfolio accounting and administration fees	178,382
Interest expense	142,874
Registration fees	126,985
Professional fees	29,622
Custodian fees	11,946
Trustees’ fees*	11,875
Miscellaneous	1,924
Total expenses	1,672,446
Less:
Expenses reimbursed by Adviser	(58,985)
Net expenses	1,613,461
Net investment income	311,136

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,278,490)
Swap agreements	9,709,547
Futures contracts	2,394,730
Net realized gain	10,825,787
Net change in unrealized appreciation (depreciation) on:
Investments	5,006,660
Swap agreements	(5,859,678)
Futures contracts	(3,493,037)
Net change in unrealized appreciation (depreciation)	(4,346,055)
Net realized and unrealized gain	6,479,732
Net increase in net assets resulting from operations	$6,790,868

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$311,136	$237,869
Net realized gain (loss) on investments	10,825,787	(35,872,858)
Net change in unrealized appreciation (depreciation) on investments	(4,346,055)	(19,316,024)
Net increase (decrease) in net assets resulting from operations	6,790,868	(54,951,013)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,345,133	40,750,231
C-Class	344,174	3,568,923
H-Class	2,138,431,444	1,985,862,957
Cost of shares redeemed
A-Class	(4,823,319)	(41,867,579)
C-Class	(1,442,632)	(4,566,321)
H-Class	(2,142,324,814)	(2,050,710,514)
Net decrease from capital share transactions	(6,470,014)	(66,962,303)
Net increase (decrease) in net assets	320,854	(121,913,316)

Net assets:
Beginning of period	127,194,242	249,107,558
End of period	$127,515,096	$127,194,242

Capital share activity:
Shares sold
A-Class	16,446	236,745
C-Class	2,055	24,088
H-Class	10,479,167	10,925,373
Shares redeemed
A-Class	(23,877)	(251,695)
C-Class	(8,857)	(31,537)
H-Class	(10,501,439)	(11,243,865)
Net decrease in shares	(36,505)	(340,891)

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$186.61	$244.03	$195.48	$86.56	$117.21	$104.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.31	(1.47)	(.75)	.12	.18
Net gain (loss) on investments (realized and unrealized)	10.31	(57.73)	55.90	110.89	(28.08)	12.13
Total from investment operations	10.70	(57.42)	54.43	110.14	(27.96)	12.31
Less distributions from:
Net realized gains	—	—	(5.88)	(1.22)	(2.69)	—
Total distributions	—	—	(5.88)	(1.22)	(2.69)	—
Net asset value, end of period	$197.31	$186.61	$244.03	$195.48	$86.56	$117.21

Total Return[c]	5.73%	(23.53%)	27.59%	127.44%	(24.76%)	11.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,359	$16,858	$25,694	$21,176	$10,134	$13,607
Ratios to average net assets:
Net investment income (loss)	0.38%	0.17%	(0.61%)	(0.51%)	0.10%	0.16%
Total expenses	1.92%	1.85%	1.75%	1.81%	1.84%	1.85%
Net expenses[d]	1.85%	1.82%	1.75%	1.81%	1.84%	1.85%
Portfolio turnover rate	787%	554%	610%	634%	328%	367%

C-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$153.62	$202.40	$164.10	$73.30	$100.33	$90.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.99)	(2.70)	(1.51)	(.60)	(.60)
Net gain (loss) on investments (realized and unrealized)	8.53	(47.79)	46.88	93.53	(23.74)	10.46
Total from investment operations	8.21	(48.78)	44.18	92.02	(24.34)	9.86
Less distributions from:
Net realized gains	—	—	(5.88)	(1.22)	(2.69)	—
Total distributions	—	—	(5.88)	(1.22)	(2.69)	—
Net asset value, end of period	$161.83	$153.62	$202.40	$164.10	$73.30	$100.33

Total Return[c]	5.34%	(24.10%)	26.62%	125.76%	(25.33%)	10.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,145	$2,132	$4,317	$2,919	$2,381	$4,208
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.65%)	(1.36%)	(1.23%)	(0.56%)	(0.63%)
Total expenses	2.67%	2.59%	2.50%	2.56%	2.58%	2.57%
Net expenses[d]	2.61%	2.57%	2.50%	2.56%	2.58%	2.57%
Portfolio turnover rate	787%	554%	610%	634%	328%	367%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$186.32	$243.65	$195.18	$86.43	$117.04	$104.76
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.31	(1.46)	(.78)	.14	.17
Net gain (loss) on investments (realized and unrealized)	10.29	(57.64)	55.81	110.75	(28.06)	12.11
Total from investment operations	10.66	(57.33)	54.35	109.97	(27.92)	12.28
Less distributions from:
Net realized gains	—	—	(5.88)	(1.22)	(2.69)	—
Total distributions	—	—	(5.88)	(1.22)	(2.69)	—
Net asset value, end of period	$196.98	$186.32	$243.65	$195.18	$86.43	$117.04

Total Return	5.72%	(23.53%)	27.59%	127.44%	(24.77%)	11.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110,011	$108,204	$219,097	$123,790	$77,320	$124,359
Ratios to average net assets:
Net investment income (loss)	0.36%	0.17%	(0.61%)	(0.53%)	0.11%	0.15%
Total expenses	1.91%	1.85%	1.75%	1.81%	1.84%	1.84%
Net expenses[d]	1.85%	1.82%	1.75%	1.81%	1.84%	1.84%
Portfolio turnover rate	787%	554%	610%	634%	328%	367%

[a]	Unaudited figures for the period ended September 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2023

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(5.03%)	(30.10%)	(25.59%)	(25.90%)
A-Class Shares with sales charge‡	(9.54%)	(33.42%)	(26.31%)	(26.27%)
C-Class Shares	(5.38%)	(30.64%)	(26.14%)	(26.45%)
C-Class Shares with CDSC§	(6.33%)	(31.33%)	(26.14%)	(26.45%)
H-Class Shares	(5.12%)	(30.18%)	(25.58%)	(25.90%)
S&P 500 Index	5.18%	21.62%	9.92%	11.91%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 44.7%
U.S. Treasury Bills
5.26% due 11/07/23[1,2]	$3,200,000	$3,183,116
5.28% due 10/03/23[2]	2,000,000	1,999,708
5.27% due 10/10/23[2]	1,500,000	1,498,246
4.65% due 10/05/23[2,3]	1,330,000	1,329,416
5.29% due 11/07/23[2]	200,000	198,945
Total U.S. Treasury Bills
(Cost $8,208,344)		8,209,431

FEDERAL AGENCY NOTES†† - 16.3%
Federal Home Loan Bank
5.35% (SOFR + 0.04%, Rate Floor: 0.00%) due 02/27/24◊	3,000,000	3,000,693
Total Federal Agency Notes
(Cost $3,000,000)		3,000,693

FEDERAL AGENCY DISCOUNT NOTES†† - 5.4%
Federal Home Loan Bank
5.32% due 11/17/23[2]	1,000,000	993,191
Total Federal Agency Discount Notes
(Cost $993,055)		993,191

REPURCHASE AGREEMENTS††,4 - 33.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[1]	3,495,403	3,495,403
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[1]	1,357,795	1,357,795
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[1]	1,344,386	1,344,386
Total Repurchase Agreements
(Cost $6,197,584)		6,197,584

Total Investments - 100.1%
(Cost $18,398,983)		$18,400,899
Other Assets & Liabilities, net - (0.1)%		(9,219)
Total Net Assets - 100.0%		$18,391,680

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	46	Dec 2023	$9,950,375	$407,630

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	5.61% (SOFR + 0.30%)	At Maturity	12/20/23	2,742	$11,756,987	$426,227
Goldman Sachs International	S&P 500 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	12/21/23	3,079	13,204,320	323,184
BNP Paribas	S&P 500 Index	Receive	5.53% (Federal Funds Rate + 0.20%)	At Maturity	12/21/23	431	1,849,883	49,245
							$26,811,190	$798,656

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2023
INVERSE S&P 500® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$8,209,431	$—	$8,209,431
Federal Agency Notes	—	3,000,693	—	3,000,693
Federal Agency Discount Notes	—	993,191	—	993,191
Repurchase Agreements	—	6,197,584	—	6,197,584
Equity Futures Contracts**	407,630	—	—	407,630
Equity Index Swap Agreements**	—	798,656	—	798,656
Total Assets	$407,630	$19,199,555	$—	$19,607,185

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

Assets:
Investments, at value (cost $12,201,399)	$12,203,315
Repurchase agreements, at value (cost $6,197,584)	6,197,584
Unrealized appreciation on OTC swap agreements	798,656
Receivables:
Fund shares sold	1,054,010
Swap settlement	200,077
Variation margin on futures contracts	25,875
Interest	16,080
Total assets	20,495,597

Liabilities:
Overdraft due to custodian bank	34
Segregated cash due to broker	870,000
Payable for:
Fund shares redeemed	1,187,198
Management fees	22,226
Distribution and service fees	6,507
Transfer agent fees	5,983
Portfolio accounting and administration fees	2,593
Trustees’ fees*	380
Miscellaneous	8,996
Total liabilities	2,103,917
Net assets	$18,391,680

Net assets consist of:
Paid in capital	$252,101,447
Total distributable earnings (loss)	(233,709,767)
Net assets	$18,391,680

A-Class:
Net assets	$710,014
Capital shares outstanding	17,180
Net asset value per share	$41.33
Maximum offering price per share (Net asset value divided by 95.25%)	$43.39

C-Class:
Net assets	$583,816
Capital shares outstanding	16,777
Net asset value per share	$34.80

H-Class:
Net assets	$17,097,850
Capital shares outstanding	412,211
Net asset value per share	$41.48

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2023

Investment Income:
Interest	$837,054
Total investment income	837,054

Expenses:
Management fees	139,813
Distribution and service fees:
A-Class	906
C-Class	2,943
H-Class	37,196
Transfer agent fees	29,169
Portfolio accounting and administration fees	31,844
Registration fees	19,548
Professional fees	4,845
Trustees’ fees*	2,791
Custodian fees	2,184
Interest expense	1,438
Miscellaneous	3,265
Total expenses	275,942
Less:
Expenses reimbursed by Adviser	(10,032)
Net expenses	265,910
Net investment income	571,144

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	375
Swap agreements	(4,696,402)
Futures contracts	(1,712,808)
Net realized loss	(6,408,835)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,929)
Swap agreements	2,593,805
Futures contracts	1,467,199
Net change in unrealized appreciation (depreciation)	4,059,075
Net realized and unrealized loss	(2,349,760)
Net decrease in net assets resulting from operations	$(1,778,616)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$571,144	$174,176
Net realized gain (loss) on investments	(6,408,835)	11,343,236
Net change in unrealized appreciation (depreciation) on investments	4,059,075	(2,793,861)
Net increase (decrease) in net assets resulting from operations	(1,778,616)	8,723,551

Capital share transactions:
Proceeds from sale of shares
A-Class	1,555,884	23,294,674
C-Class	514,372	2,997,599
H-Class	568,684,876	1,858,711,833
Cost of shares redeemed
A-Class	(1,599,731)	(25,031,293)
C-Class	(475,099)	(2,625,255)
H-Class	(605,861,283)	(1,824,329,960)
Net increase (decrease) from capital share transactions	(37,180,981)	33,017,598
Net increase (decrease) in net assets	(38,959,597)	41,741,149

Net assets:
Beginning of period	57,351,277	15,610,128
End of period	$18,391,680	$57,351,277

Capital share activity:
Shares sold
A-Class	39,231	454,430
C-Class	15,278	71,324
H-Class	14,475,250	38,406,342
Shares redeemed
A-Class	(40,423)	(494,832)
C-Class	(14,683)	(60,706)
H-Class	(15,342,847)	(37,443,985)
Net increase (decrease) in shares	(868,194)	932,573

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]
Per Share Data
Net asset value, beginning of period	$43.52	$40.83	$59.25	$167.99	$182.33	$224.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.76	(.04)	(.71)	(.58)	(.50)	.45
Net gain (loss) on investments (realized and unrealized)	(2.95)	2.73	(17.71)	(108.16)	(13.54)	(42.71)
Total from investment operations	(2.19)	2.69	(18.42)	(108.74)	(14.04)	(42.26)
Less distributions from:
Net investment income	—	—	—	—	(.30)	—
Total distributions	—	—	—	—	(.30)	—
Net asset value, end of period	$41.33	$43.52	$40.83	$59.25	$167.99	$182.33

Total Return[c]	(5.03%)	6.59%	(31.09%)	(64.73%)	(7.66%)	(18.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$710	$799	$2,399	$911	$10,143	$1,664
Ratios to average net assets:
Net investment income (loss)	3.80%	(0.09%)	(1.56%)	(1.67%)	(0.28%)	0.23%
Total expenses	1.77%	2.14%	1.77%	1.81%	1.82%	1.85%
Net expenses[d]	1.70%	2.12%	1.77%	1.81%	1.82%	1.85%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]
Per Share Data
Net asset value, beginning of period	$36.78	$34.77	$50.84	$145.28	$158.86	$197.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.51	(.07)	(.88)	(.83)	(.75)	(.85)
Net gain (loss) on investments (realized and unrealized)	(2.49)	2.08	(15.19)	(93.61)	(12.53)	(37.33)
Total from investment operations	(1.98)	2.01	(16.07)	(94.44)	(13.28)	(38.18)
Less distributions from:
Net investment income	—	—	—	—	(.30)	—
Total distributions	—	—	—	—	(.30)	—
Net asset value, end of period	$34.80	$36.78	$34.77	$50.84	$145.28	$158.86

Total Return[c]	(5.38%)	5.78%	(31.61%)	(65.01%)	(8.29%)	(19.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$584	$595	$193	$276	$362	$631
Ratios to average net assets:
Net investment income (loss)	3.04%	(0.17%)	(2.24%)	(2.43%)	(0.55%)	(0.48%)
Total expenses	2.52%	2.99%	2.50%	2.55%	2.58%	2.56%
Net expenses[d]	2.45%	2.96%	2.50%	2.55%	2.58%	2.56%
Portfolio turnover rate	—	—	—	—	—	—

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]
Per Share Data
Net asset value, beginning of period	$43.72	$41.01	$59.45	$168.56	$182.85	$225.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.72	.29	(.71)	(.55)	— [e]	.50
Net gain (loss) on investments (realized and unrealized)	(2.96)	2.42	(17.73)	(108.56)	(13.99)	(42.87)
Total from investment operations	(2.24)	2.71	(18.44)	(109.11)	(13.99)	(42.37)
Less distributions from:
Net investment income	—	—	—	—	(.30)	—
Total distributions	—	—	—	—	(.30)	—
Net asset value, end of period	$41.48	$43.72	$41.01	$59.45	$168.56	$182.85

Total Return	(5.12%)	6.61%	(31.02%)	(64.73%)	(7.62%)	(18.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,098	$55,957	$13,017	$12,747	$68,498	$18,789
Ratios to average net assets:
Net investment income (loss)	3.69%	0.59%	(1.55%)	(1.65%)	0.01%	0.25%
Total expenses	1.76%	2.20%	1.75%	1.81%	1.84%	1.84%
Net expenses[d]	1.70%	2.16%	1.75%	1.81%	1.84%	1.84%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than $0.01 per share.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2023

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings	% of Total Net Assets
Apple, Inc.	9.4%
Microsoft Corp.	8.2%
Amazon.com, Inc.	4.6%
NVIDIA Corp.	3.8%
Meta Platforms, Inc. — Class A	3.3%
Tesla, Inc.	2.8%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.7%
Broadcom, Inc.	2.6%
Costco Wholesale Corp.	1.9%
Top Ten Total	42.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	19.34%	61.95%	18.22%	27.32%
A-Class Shares with sales charge‡	13.67%	54.26%	17.07%	26.71%
C-Class Shares	18.89%	60.74%	17.30%	26.35%
C-Class Shares with CDSC§	17.89%	59.74%	17.30%	26.35%
H-Class Shares	19.34%	61.96%	18.22%	27.32%
NASDAQ-100 Index	12.09%	35.31%	15.06%	17.64%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 86.6%

Technology - 40.3%
Apple, Inc.	349,051	$59,761,022
Microsoft Corp.	165,877	52,375,663
NVIDIA Corp.	55,145	23,987,524
Broadcom, Inc.	19,760	16,412,261
Adobe, Inc.*	21,824	11,128,058
Advanced Micro Devices, Inc.*	77,360	7,954,155
Intel Corp.	200,525	7,128,664
Texas Instruments, Inc.	43,474	6,912,801
Intuit, Inc.	13,409	6,851,194
QUALCOMM, Inc.	53,435	5,934,491
Applied Materials, Inc.	40,054	5,545,476
Analog Devices, Inc.	23,860	4,177,647
Lam Research Corp.	6,345	3,976,856
Micron Technology, Inc.	52,444	3,567,765
Synopsys, Inc.*	7,282	3,342,220
Cadence Design Systems, Inc.*	13,013	3,048,946
KLA Corp.	6,546	3,002,388
NXP Semiconductor N.V.	12,344	2,467,813
ASML Holding N.V. — Class G	4,152	2,444,116
Marvell Technology, Inc.	41,312	2,236,219
Fortinet, Inc.*	37,603	2,206,544
Workday, Inc. — Class A*	9,911	2,129,378
Autodesk, Inc.*	10,235	2,117,724
Microchip Technology, Inc.	26,063	2,034,217
Paychex, Inc.	17,263	1,990,942
ON Semiconductor Corp.*	20,662	1,920,533
Crowdstrike Holdings, Inc. — Class A*	10,824	1,811,721
Cognizant Technology Solutions Corp. — Class A	24,182	1,638,088
Electronic Arts, Inc.	12,971	1,561,708
GLOBALFOUNDRIES, Inc.*,1	26,227	1,526,149
Atlassian Corp. — Class A*	7,340	1,479,083
Datadog, Inc. — Class A*	14,320	1,304,409
ANSYS, Inc.*	4,156	1,236,618
Zscaler, Inc.*	6,985	1,086,796
Zoom Video Communications, Inc. — Class A*	12,176	851,589
Total Technology		257,150,778

Communications - 22.9%
Amazon.com, Inc.*	230,354	29,282,600
Meta Platforms, Inc. — Class A*	69,555	20,881,107
Alphabet, Inc. — Class A*	132,460	17,333,716
Alphabet, Inc. — Class C*	129,513	17,076,289
Cisco Systems, Inc.	195,117	10,489,490
Comcast Corp. — Class A	197,062	8,737,729
Netflix, Inc.*	21,218	8,011,917
T-Mobile US, Inc.	56,330	7,889,016
Booking Holdings, Inc.*	1,709	5,270,470
Palo Alto Networks, Inc.*	14,645	3,433,374
Charter Communications, Inc. — Class A*	7,166	3,151,750
PDD Holdings, Inc. ADR*	31,195	3,059,294
MercadoLibre, Inc.*	2,398	3,040,376
Airbnb, Inc. — Class A*	20,414	2,801,005
Trade Desk, Inc. — Class A*	21,363	1,669,518
Warner Bros Discovery, Inc.*	116,704	1,267,406
eBay, Inc.	25,480	1,123,413
Sirius XM Holdings, Inc.[1]	183,977	831,576
JD.com, Inc. ADR	21,716	632,587
Total Communications		145,982,633

Consumer, Non-cyclical - 11.8%
PepsiCo, Inc.	65,912	11,168,130
Amgen, Inc.	25,611	6,883,212
Intuitive Surgical, Inc.*	16,823	4,917,195
Automatic Data Processing, Inc.	19,726	4,745,681
Mondelez International, Inc. — Class A	65,138	4,520,577
Gilead Sciences, Inc.	59,660	4,470,921
Vertex Pharmaceuticals, Inc.*	12,358	4,297,371
Regeneron Pharmaceuticals, Inc.*	5,111	4,206,149
PayPal Holdings, Inc.*	52,575	3,073,534
Monster Beverage Corp.*	50,156	2,655,760
Cintas Corp.	4,871	2,343,000
Keurig Dr Pepper, Inc.	66,902	2,112,096
Kraft Heinz Co.	58,812	1,978,436
Seagen, Inc.*	8,987	1,906,592
AstraZeneca plc ADR	27,893	1,888,914
Moderna, Inc.*	18,223	1,882,254
Biogen, Inc.*	6,934	1,782,107
IDEXX Laboratories, Inc.*	3,975	1,738,148
Dexcom, Inc.*	18,572	1,732,768
Verisk Analytics, Inc. — Class A	6,944	1,640,451
CoStar Group, Inc.*	19,551	1,503,276
GE HealthCare Technologies, Inc.	21,778	1,481,775
Align Technology, Inc.*	3,664	1,118,692
Illumina, Inc.*	7,580	1,040,582
Total Consumer, Non-cyclical		75,087,621

Consumer, Cyclical - 8.2%
Tesla, Inc.*	70,863	17,731,340
Costco Wholesale Corp.	21,234	11,996,361
Starbucks Corp.	54,843	5,005,521
Marriott International, Inc. — Class A	14,280	2,806,877
O’Reilly Automotive, Inc.*	2,885	2,622,061
Lululemon Athletica, Inc.*	5,814	2,241,937
PACCAR, Inc.	25,032	2,128,220
Copart, Inc.*	45,720	1,970,075
Ross Stores, Inc.	16,311	1,842,327
Fastenal Co.	27,356	1,494,732
Dollar Tree, Inc.*	10,534	1,121,344
Walgreens Boots Alliance, Inc.	41,334	919,268
Lucid Group, Inc.*,1	108,815	608,276
Total Consumer, Cyclical		52,488,339

Industrial - 1.7%
Honeywell International, Inc.	31,791	5,873,070
CSX Corp.	96,065	2,953,999
Old Dominion Freight Line, Inc.	5,232	2,140,620
Total Industrial		10,967,689

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 1.1%
American Electric Power Company, Inc.	24,667	$1,855,451
Exelon Corp.	47,652	1,800,769
Constellation Energy Corp.	15,398	1,679,614
Xcel Energy, Inc.	26,408	1,511,066
Total Utilities		6,846,900

Energy - 0.6%
Baker Hughes Co.	48,343	1,707,475
Diamondback Energy, Inc.	8,562	1,326,083
Enphase Energy, Inc.*	6,529	784,459
Total Energy		3,818,017

Total Common Stocks
(Cost $315,634,171)		552,341,977

	Face Amount
U.S. TREASURY BILLS†† - 14.0%
U.S. Treasury Bills
5.27% due 11/07/23[2,3]	$54,300,000	54,013,500
5.29% due 12/12/23[2,3]	28,800,000	28,498,392
4.65% due 10/05/23[3,4]	6,580,000	6,577,110
Total U.S. Treasury Bills
(Cost $89,077,507)		89,089,002

REPURCHASE AGREEMENTS††,5 - 0.4%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[2]	1,558,125	1,558,125
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[2]	605,256	605,256
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[2]	599,279	599,279
Total Repurchase Agreements
(Cost $2,762,660)		2,762,660

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[7]	2,403,063	2,403,063
Total Securities Lending Collateral
(Cost $2,403,063)		2,403,063

Total Investments - 101.4%
(Cost $409,877,401)		$646,596,702
Other Assets & Liabilities, net - (1.4)%		(9,015,291)
Total Net Assets - 100.0%		$637,581,411

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	394	Dec 2023	$117,153,930	$(3,723,405)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	12/21/23	2,648	$38,969,481	$(674,453)
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	12/21/23	11,704	172,224,007	(2,561,057)
Barclays Bank plc	NASDAQ-100 Index	Pay	5.81% (SOFR + 0.50%)	At Maturity	12/20/23	26,835	394,889,887	(9,884,500)
							$606,083,375	$(13,120,010)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2023
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$552,341,977	$—	$—	$552,341,977
U.S. Treasury Bills	—	89,089,002	—	89,089,002
Repurchase Agreements	—	2,762,660	—	2,762,660
Securities Lending Collateral	2,403,063	—	—	2,403,063
Total Assets	$554,745,040	$91,851,662	$—	$646,596,702

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,723,405	$—	$—	$3,723,405
Equity Index Swap Agreements**	—	13,120,010	—	13,120,010
Total Liabilities	$3,723,405	$13,120,010	$—	$16,843,415

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

Assets:
Investments, at value - including $2,280,351 of securities loaned (cost $407,114,741)	$643,834,042
Repurchase agreements, at value (cost $2,762,660)	2,762,660
Segregated cash with broker	917,796
Receivables:
Securities sold	20,043,334
Fund shares sold	2,433,589
Dividends	126,127
Variation margin on futures contracts	70,012
Investment Adviser	11,418
Securities lending income	4,738
Interest	813
Total assets	670,204,529

Liabilities:
Line of credit	1,890,000
Overdraft due to custodian bank	229
Unrealized depreciation on OTC swap agreements	13,120,010
Payable for:
Fund shares redeemed	8,579,911
Swap settlement	5,390,770
Return of securities lending collateral	2,403,063
Management fees	574,205
Distribution and service fees	164,527
Transfer agent fees	151,610
Portfolio accounting and administration fees	66,986
Trustees’ fees*	10,075
Miscellaneous	271,732
Total liabilities	32,623,118
Net assets	$637,581,411

Net assets consist of:
Paid in capital	$481,847,816
Total distributable earnings (loss)	155,733,595
Net assets	$637,581,411

A-Class:
Net assets	$71,833,619
Capital shares outstanding	224,708
Net asset value per share	$319.68
Maximum offering price per share (Net asset value divided by 95.25%)	$335.62

C-Class:
Net assets	$7,629,993
Capital shares outstanding	32,916
Net asset value per share	$231.80

H-Class:
Net assets	$558,117,799
Capital shares outstanding	1,746,471
Net asset value per share	$319.57

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $3,898)	$2,565,938
Interest	2,885,922
Income from securities lending, net	50,235
Total investment income	5,502,095

Expenses:
Management fees	3,308,280
Distribution and service fees:
A-Class	91,538
C-Class	39,999
H-Class	817,408
Transfer agent fees	679,524
Portfolio accounting and administration fees	753,444
Registration fees	522,119
Interest expense	667,064
Professional fees	121,561
Custodian fees	50,539
Trustees’ fees*	46,638
Line of credit fees	12,347
Miscellaneous	132,758
Total expenses	7,243,219
Less:
Expenses reimbursed by Adviser	(255,234)
Expenses waived by Adviser	(58,856)
Total waived/reimbursed expenses	(314,090)
Net expenses	6,929,129
Net investment loss	(1,427,034)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,223,747
Swap agreements	69,175,169
Futures contracts	17,960,176
Net realized gain	95,359,092
Net change in unrealized appreciation (depreciation) on:
Investments	45,962,186
Swap agreements	(31,073,954)
Futures contracts	(12,401,943)
Net change in unrealized appreciation (depreciation)	2,486,289
Net realized and unrealized gain	97,845,381
Net increase in net assets resulting from operations	$96,418,347

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,427,034)	$(2,645,828)
Net realized gain (loss) on investments	95,359,092	(68,182,518)
Net change in unrealized appreciation (depreciation) on investments	2,486,289	(136,604,197)
Net increase (decrease) in net assets resulting from operations	96,418,347	(207,432,543)

Capital share transactions:
Proceeds from sale of shares
A-Class	10,265,089	24,325,626
C-Class	671,365	1,571,061
H-Class	3,263,639,286	4,034,214,086
Cost of shares redeemed
A-Class	(12,833,379)	(24,662,262)
C-Class	(1,890,428)	(3,175,566)
H-Class	(3,277,576,237)	(4,076,736,162)
Net decrease from capital share transactions	(17,724,304)	(44,463,217)
Net increase (decrease) in net assets	78,694,043	(251,895,760)

Net assets:
Beginning of period	558,887,368	810,783,128
End of period	$637,581,411	$558,887,368

Capital share activity:
Shares sold
A-Class	32,085	100,678
C-Class	2,831	8,131
H-Class	10,098,489	16,907,136
Shares redeemed
A-Class	(39,882)	(103,280)
C-Class	(8,649)	(17,928)
H-Class	(10,178,327)	(16,907,948)
Net decrease in shares	(93,453)	(13,211)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$267.88	$386.62	$336.16	$141.52	$150.26	$128.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.67)	(1.30)	(4.89)	(3.18)	(1.16)	(.83)
Net gain (loss) on investments (realized and unrealized)	52.47	(117.44)	83.35	227.34	2.39	22.83
Total from investment operations	51.80	(118.74)	78.46	224.16	1.23	22.00
Less distributions from:
Net realized gains	—	—	(28.00)	(29.52)	(9.97)	—
Total distributions	—	—	(28.00)	(29.52)	(9.97)	—
Net asset value, end of period	$319.68	$267.88	$386.62	$336.16	$141.52	$150.26

Total Return[c]	19.34%	(30.71%)	21.73%	159.40%	(0.76%)	17.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71,834	$62,284	$90,897	$79,610	$31,547	$36,252
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.53%)	(1.17%)	(1.13%)	(0.67%)	(0.59%)
Total expenses	1.97%	1.90%	1.79%	1.84%	1.87%	1.89%
Net expenses[d]	1.89%	1.87%	1.79%	1.84%	1.87%	1.89%
Portfolio turnover rate	258%	461%	252%	251%	237%	113%

C-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$194.97	$283.53	$253.57	$110.50	$119.88	$103.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.36)	(2.32)	(5.97)	(4.02)	(1.92)	(1.55)
Net gain (loss) on investments (realized and unrealized)	38.19	(86.24)	63.93	176.61	2.51	18.33
Total from investment operations	36.83	(88.56)	57.96	172.59	.59	16.78
Less distributions from:
Net realized gains	—	—	(28.00)	(29.52)	(9.97)	—
Total distributions	—	—	(28.00)	(29.52)	(9.97)	—
Net asset value, end of period	$231.80	$194.97	$283.53	$253.57	$110.50	$119.88

Total Return[c]	18.89%	(31.23%)	20.70%	157.42%	(1.50%)	16.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,630	$7,552	$13,760	$15,545	$9,030	$13,978
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.29%)	(1.92%)	(1.88%)	(1.42%)	(1.36%)
Total expenses	2.72%	2.64%	2.54%	2.59%	2.63%	2.60%
Net expenses[d]	2.64%	2.61%	2.54%	2.59%	2.63%	2.60%
Portfolio turnover rate	258%	461%	252%	251%	237%	113%

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$267.78	$386.47	$336.03	$141.47	$150.21	$128.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.60)	(1.29)	(4.89)	(3.14)	(1.14)	(.85)
Net gain (loss) on investments (realized and unrealized)	52.39	(117.40)	83.33	227.22	2.37	22.85
Total from investment operations	51.79	(118.69)	78.44	224.08	1.23	22.00
Less distributions from:
Net realized gains	—	—	(28.00)	(29.52)	(9.97)	—
Total distributions	—	—	(28.00)	(29.52)	(9.97)	—
Net asset value, end of period	$319.57	$267.78	$386.47	$336.03	$141.47	$150.21

Total Return	19.34%	(30.71%)	21.73%	159.40%	(0.76%)	17.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$558,118	$489,052	$706,126	$566,649	$276,299	$385,119
Ratios to average net assets:
Net investment income (loss)	(0.37%)	(0.53%)	(1.17%)	(1.13%)	(0.66%)	(0.59%)
Total expenses	1.96%	1.90%	1.79%	1.84%	1.87%	1.87%
Net expenses[d]	1.88%	1.87%	1.79%	1.84%	1.87%	1.87%
Portfolio turnover rate	258%	461%	252%	251%	237%	113%

[a]	Unaudited figures for the period ended September 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2023

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(18.26%)	(47.46%)	(36.54%)	(35.88%)
A-Class Shares with sales charge‡	(22.14%)	(49.96%)	(37.15%)	(36.20%)
C-Class Shares	(18.55%)	(47.82%)	(36.99%)	(36.30%)
C-Class Shares with CDSC§	(19.36%)	(48.34%)	(36.99%)	(36.30%)
H-Class Shares	(18.17%)	(47.43%)	(36.52%)	(35.88%)
NASDAQ-100 Index	12.09%	35.31%	15.06%	17.64%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 17.2%
U.S. Treasury Bills
5.27% due 11/07/23[1,2]	$6,700,000	$6,664,649
5.26% due 11/07/23[1,2]	3,800,000	3,779,950
5.27% due 10/03/23[1]	1,900,000	1,899,722
5.27% due 11/02/23[1]	1,900,000	1,891,345
5.27% due 10/10/23[1]	1,800,000	1,797,896
5.29% due 11/07/23[1,2]	200,000	198,945
Total U.S. Treasury Bills
(Cost $16,230,201)		16,232,507

FEDERAL AGENCY NOTES†† - 2.2%
Federal Home Loan Bank
5.35% (SOFR + 0.04%, Rate Floor: 0.00%) due 02/27/24◊	2,000,000	2,000,462
Total Federal Agency Notes
(Cost $2,000,000)		2,000,462

REPURCHASE AGREEMENTS††,3 - 81.6%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[2]	43,449,602	43,449,602
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[2]	16,878,073	16,878,073
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[2]	16,711,385	16,711,385
Total Repurchase Agreements
(Cost $77,039,060)		77,039,060

Total Investments - 101.0%
(Cost $95,269,261)		$95,272,029
Other Assets & Liabilities, net - (1.0)%		(899,337)
Total Net Assets - 100.0%		$94,372,692

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	93	Dec 2023	$27,653,085	$55,224

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	Receive	5.66% (SOFR + 0.35%)	At Maturity	12/20/23	7,285	$107,204,913	$542,953
Goldman Sachs International	NASDAQ-100 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	12/21/23	3,375	49,663,479	237,285
BNP Paribas	NASDAQ-100 Index	Receive	5.58% (Federal Funds Rate + 0.25%)	At Maturity	12/21/23	278	4,092,733	70,845
							$160,961,125	$851,083

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2023
INVERSE NASDAQ-100® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[3]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$16,232,507	$—	$16,232,507
Federal Agency Notes	—	2,000,462	—	2,000,462
Repurchase Agreements	—	77,039,060	—	77,039,060
Equity Futures Contracts**	55,224	—	—	55,224
Equity Index Swap Agreements**	—	851,083	—	851,083
Total Assets	$55,224	$96,123,112	$—	$96,178,336

**	This derivative is reported as unrealized appreciation/depreciation at period end.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

Assets:
Investments, at value (cost $18,230,201)	$18,232,969
Repurchase agreements, at value (cost $77,039,060)	77,039,060
Segregated cash with broker	1,562,400
Unrealized appreciation on OTC swap agreements	851,083
Receivables:
Fund shares sold	799,829
Swap settlement	150,689
Interest	32,178
Total assets	98,668,208

Liabilities:
Segregated cash due to broker	908,718
Payable for:
Fund shares redeemed	3,328,321
Management fees	18,591
Variation margin on futures contracts	13,950
Transfer agent fees	5,561
Distribution and service fees	5,530
Portfolio accounting and administration fees	2,169
Trustees’ fees*	346
Miscellaneous	12,330
Total liabilities	4,295,516
Net assets	$94,372,692

Net assets consist of:
Paid in capital	$188,660,954
Total distributable earnings (loss)	(94,288,262)
Net assets	$94,372,692

A-Class:
Net assets	$709,018
Capital shares outstanding	25,210
Net asset value per share	$28.12
Maximum offering price per share (Net asset value divided by 95.25%)	$29.52

C-Class:
Net assets	$551,386
Capital shares outstanding	23,131
Net asset value per share	$23.84

H-Class:
Net assets	$93,112,288
Capital shares outstanding	3,301,909
Net asset value per share	$28.20

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2023

Investment Income:
Interest	$817,369
Total investment income	817,369

Expenses:
Management fees	131,244
Distribution and service fees:
A-Class	1,160
C-Class	2,388
H-Class	34,701
Transfer agent fees	27,346
Portfolio accounting and administration fees	29,892
Registration fees	17,565
Professional fees	4,647
Interest expense	3,194
Trustees’ fees*	2,708
Custodian fees	2,085
Miscellaneous	8,129
Total expenses	265,059
Less:
Expenses reimbursed by Adviser	(10,323)
Net expenses	254,736
Net investment income	562,633

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	360
Swap agreements	(11,757,335)
Futures contracts	(1,080,208)
Net realized loss	(12,837,183)
Net change in unrealized appreciation (depreciation) on:
Investments	2,497
Swap agreements	2,196,033
Futures contracts	193,187
Net change in unrealized appreciation (depreciation)	2,391,717
Net realized and unrealized loss	(10,445,466)
Net decrease in net assets resulting from operations	$(9,882,833)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$562,633	$36,597
Net realized gain (loss) on investments	(12,837,183)	12,859,191
Net change in unrealized appreciation (depreciation) on investments	2,391,717	(1,673,228)
Net increase (decrease) in net assets resulting from operations	(9,882,833)	11,222,560

Capital share transactions:
Proceeds from sale of shares
A-Class	3,884,708	14,106,948
C-Class	2,345,596	5,916,658
H-Class	662,748,978	1,814,403,211
Cost of shares redeemed
A-Class	(4,017,912)	(13,387,267)
C-Class	(1,960,038)	(5,722,077)
H-Class	(579,617,816)	(1,819,373,920)
Net increase (decrease) from capital share transactions	83,383,516	(4,056,447)
Net increase in net assets	73,500,683	7,166,113

Net assets:
Beginning of period	20,872,009	13,705,896
End of period	$94,372,692	$20,872,009

Capital share activity:
Shares sold
A-Class	136,881	316,156
C-Class	96,470	151,193
H-Class	23,707,337	40,646,176
Shares redeemed
A-Class	(142,507)	(303,323)
C-Class	(82,342)	(147,557)
H-Class	(20,972,668)	(40,455,559)
Net increase in shares	2,743,171	207,086

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]
Per Share Data
Net asset value, beginning of period	$34.40	$34.28	$51.80	$185.07	$270.16	$375.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.57	.09	(.58)	(.48)	.40	.90
Net gain (loss) on investments (realized and unrealized)	(6.85)	.03	(16.94)[e]	(132.65)	(85.39)	(106.41)[e]
Total from investment operations	(6.28)	.12	(17.52)	(133.13)	(84.99)	(105.51)
Less distributions from:
Net investment income	—	—	—	(.14)	(.10)	—
Total distributions	—	—	—	(.14)	(.10)	—
Net asset value, end of period	$28.12	$34.40	$34.28	$51.80	$185.07	$270.16

Total Return[c]	(18.26%)	0.35%	(33.82%)	(71.95%)	(31.48%)	(28.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$709	$1,061	$617	$301	$320	$1,342
Ratios to average net assets:
Net investment income (loss)	3.97%	0.20%	(1.58%)	(1.69%)	0.17%	0.29%
Total expenses	1.79%	3.02%	1.78%	1.81%	1.87%	1.90%
Net expenses[d]	1.73%	2.98%	1.78%	1.81%	1.87%	1.90%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]
Per Share Data
Net asset value, beginning of period	$29.27	$29.37	$44.74	$161.13	$236.63	$331.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.40	(.19)	(.78)	(.48)	(1.00)	(1.30)
Net gain (loss) on investments (realized and unrealized)	(5.83)	.09	(14.59)[e]	(115.77)	(74.40)	(93.33)[e]
Total from investment operations	(5.43)	(.10)	(15.37)	(116.25)	(75.40)	(94.63)
Less distributions from:
Net investment income	—	—	—	(.14)	(.10)	—
Total distributions	—	—	—	(.14)	(.10)	—
Net asset value, end of period	$23.84	$29.27	$29.37	$44.74	$161.13	$236.63

Total Return[c]	(18.55%)	(0.34%)	(34.35%)	(72.15%)	(31.89%)	(28.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$551	$263	$158	$237	$64	$233
Ratios to average net assets:
Net investment income (loss)	3.33%	(0.52%)	(2.32%)	(2.44%)	(0.54%)	(0.49%)
Total expenses	2.54%	3.80%	2.52%	2.55%	2.63%	2.58%
Net expenses[d]	2.47%	3.76%	2.52%	2.55%	2.63%	2.58%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]
Per Share Data
Net asset value, beginning of period	$34.46	$34.33	$51.83	$185.13	$270.31	$376.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.53	.04	(.63)	(.36)	.20	.80
Net gain (loss) on investments (realized and unrealized)	(6.79)	.09	(16.87)[e]	(132.80)	(85.28)	(106.75)[e]
Total from investment operations	(6.26)	.13	(17.50)	(133.16)	(85.08)	(105.95)
Less distributions from:
Net investment income	—	—	—	(.14)	(.10)	—
Total distributions	—	—	—	(.14)	(.10)	—
Net asset value, end of period	$28.20	$34.46	$34.33	$51.83	$185.13	$270.31

Total Return	(18.17%)	0.38%	(33.76%)	(71.93%)	(31.50%)	(28.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,112	$19,548	$12,931	$6,190	$12,137	$11,636
Ratios to average net assets:
Net investment income (loss)	3.86%	0.09%	(1.70%)	(1.70%)	0.10%	0.25%
Total expenses	1.81%	2.53%	1.81%	1.85%	1.87%	1.88%
Net expenses[d]	1.74%	2.49%	1.81%	1.85%	1.87%	1.88%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 10, 2020.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2023

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings	% of Total Net Assets
UnitedHealth Group, Inc.	8.2%
Goldman Sachs Group, Inc.	5.3%
Microsoft Corp.	5.1%
Home Depot, Inc.	4.9%
Caterpillar, Inc.	4.4%
Amgen, Inc.	4.4%
McDonald’s Corp.	4.3%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.3%
Boeing Co.	3.1%
Top Ten Total	46.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(0.80%)	29.50%	5.02%	14.71%
A-Class Shares with sales charge‡	(5.51%)	23.36%	4.01%	14.15%
C-Class Shares	(1.13%)	28.60%	4.25%	13.86%
C-Class Shares with CDSC§	(2.12%)	27.60%	4.25%	13.86%
H-Class Shares	(0.83%)	29.47%	5.01%	14.70%
Dow Jones Industrial Average	1.79%	19.18%	7.14%	10.79%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 82.7%

Consumer, Non-cyclical - 20.1%
UnitedHealth Group, Inc.	4,478	$2,257,763
Amgen, Inc.	4,478	1,203,507
Johnson & Johnson	4,478	697,449
Procter & Gamble Co.	4,478	653,161
Merck & Company, Inc.	4,478	461,010
Coca-Cola Co.	4,478	250,678
Total Consumer, Non-cyclical		5,523,568

Financial - 16.5%
Goldman Sachs Group, Inc.	4,478	1,448,946
Visa, Inc. — Class A	4,478	1,029,985
Travelers Companies, Inc.	4,478	731,302
American Express Co.	4,478	668,073
JPMorgan Chase & Co.	4,478	649,400
Total Financial		4,527,706

Technology - 14.1%
Microsoft Corp.	4,478	1,413,928
Salesforce, Inc.*	4,478	908,049
Apple, Inc.	4,478	766,678
International Business Machines Corp.	4,478	628,264
Intel Corp.	4,478	159,193
Total Technology		3,876,112

Consumer, Cyclical - 13.7%
Home Depot, Inc.	4,478	1,353,072
McDonald’s Corp.	4,478	1,179,684
Walmart, Inc.	4,478	716,167
NIKE, Inc. — Class B	4,478	428,187
Walgreens Boots Alliance, Inc.	4,478	99,591
Total Consumer, Cyclical		3,776,701

Industrial - 12.1%
Caterpillar, Inc.	4,478	1,222,494
Boeing Co.*	4,478	858,343
Honeywell International, Inc.	4,478	827,266
3M Co.	4,478	419,230
Total Industrial		3,327,333

Energy - 2.7%
Chevron Corp.	4,478	755,080

Communications - 2.7%
Walt Disney Co.*	4,478	362,942
Cisco Systems, Inc.	4,478	240,737
Verizon Communications, Inc.	4,478	145,132
Total Communications		748,811

Basic Materials - 0.8%
Dow, Inc.	4,478	230,886

Total Common Stocks
(Cost $13,787,830)		22,766,197

	Face Amount
U.S. TREASURY BILLS†† - 18.4%
U.S. Treasury Bills
5.27% due 11/07/23[1,2]	$2,600,000	2,586,282
5.29% due 11/07/23[2]	2,100,000	2,088,920
5.27% due 11/07/23[2]	300,000	298,417
4.65% due 10/05/23[2,3]	80,000	79,965
Total U.S. Treasury Bills
(Cost $5,052,849)		5,053,584

REPURCHASE AGREEMENTS††,4 - 3.3%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[1]	515,316	515,316
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[1]	200,175	200,175
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[1]	198,198	198,198
Total Repurchase Agreements
(Cost $913,689)		913,689

Total Investments - 104.4%
(Cost $19,754,368)		$28,733,470
Other Assets & Liabilities, net - (4.4)%		(1,219,757)
Total Net Assets - 100.0%		$27,513,713

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	12	Dec 2023	$2,023,920	$(11,553)

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2023
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	12/21/23	233	$7,815,879	$(217,721)
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.81% (SOFR + 0.50%)	At Maturity	12/20/23	670	22,457,541	(643,365)
							$30,273,420	$(861,086)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,766,197	$—	$—	$22,766,197
U.S. Treasury Bills	—	5,053,584	—	5,053,584
Repurchase Agreements	—	913,689	—	913,689
Total Assets	$22,766,197	$5,967,273	$—	$28,733,470

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$11,553	$—	$—	$11,553
Equity Index Swap Agreements**	—	861,086	—	861,086
Total Liabilities	$11,553	$861,086	$—	$872,639

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

Assets:
Investments, at value (cost $18,840,679)	$27,819,781
Repurchase agreements, at value (cost $913,689)	913,689
Cash	951
Receivables:
Fund shares sold	488,385
Dividends	7,675
Interest	269
Total assets	29,230,750

Liabilities:
Unrealized depreciation on OTC swap agreements	861,086
Payable for:
Swap settlement	556,127
Fund shares redeemed	232,367
Management fees	24,990
Distribution and service fees	7,496
Transfer agent fees	6,779
Variation margin on futures contracts	6,463
Portfolio accounting and administration fees	2,916
Trustees’ fees*	438
Miscellaneous	18,375
Total liabilities	1,717,037
Net assets	$27,513,713

Net assets consist of:
Paid in capital	$26,098,446
Total distributable earnings (loss)	1,415,267
Net assets	$27,513,713

A-Class:
Net assets	$5,991,333
Capital shares outstanding	51,772
Net asset value per share	$115.73
Maximum offering price per share (Net asset value divided by 95.25%)	$121.50

C-Class:
Net assets	$886,391
Capital shares outstanding	9,124
Net asset value per share	$97.15

H-Class:
Net assets	$20,635,989
Capital shares outstanding	179,051
Net asset value per share	$115.25

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2023

Investment Income:
Dividends	$302,552
Interest	146,681
Income from securities lending, net	540
Total investment income	449,773

Expenses:
Management fees	154,659
Distribution and service fees:
A-Class	7,940
C-Class	4,523
H-Class	33,891
Transfer agent fees	32,175
Registration fees	27,093
Portfolio accounting and administration fees	35,225
Interest expense	16,953
Professional fees	5,850
Trustees’ fees*	2,589
Custodian fees	2,376
Miscellaneous	6,066
Total expenses	329,340
Less:
Expenses reimbursed by Adviser	(11,656)
Net expenses	317,684
Net investment income	132,089

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(398,040)
Swap agreements	231,881
Futures contracts	267,673
Net realized gain	101,514
Net change in unrealized appreciation (depreciation) on:
Investments	313,153
Swap agreements	(1,588,967)
Futures contracts	(237,436)
Net change in unrealized appreciation (depreciation)	(1,513,250)
Net realized and unrealized loss	(1,411,736)
Net decrease in net assets resulting from operations	$(1,279,647)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$132,089	$159,313
Net realized gain (loss) on investments	101,514	(4,216,744)
Net change in unrealized appreciation (depreciation) on investments	(1,513,250)	(974,143)
Net decrease in net assets resulting from operations	(1,279,647)	(5,031,574)

Distributions to shareholders:
A-Class	—	(143,187)
C-Class	—	(26,829)
H-Class	—	(565,285)
Total distributions to shareholders	—	(735,301)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,145,228	9,549,473
C-Class	190,880	693,805
H-Class	225,812,154	366,568,855
Distributions reinvested
A-Class	—	133,817
C-Class	—	24,479
H-Class	—	544,170
Cost of shares redeemed
A-Class	(2,331,208)	(11,573,293)
C-Class	(299,792)	(1,113,264)
H-Class	(226,447,205)	(368,039,006)
Net decrease from capital share transactions	(929,943)	(3,210,964)
Net decrease in net assets	(2,209,590)	(8,977,839)

Net assets:
Beginning of period	29,723,303	38,701,142
End of period	$27,513,713	$29,723,303

Capital share activity:
Shares sold
A-Class	17,772	81,970
C-Class	1,870	7,107
H-Class	1,855,891	3,123,495
Shares issued from reinvestment of distributions
A-Class	—	1,160
C-Class	—	251
H-Class	—	4,734
Shares redeemed
A-Class	(19,267)	(98,910)
C-Class	(2,956)	(10,935)
H-Class	(1,870,504)	(3,139,562)
Net decrease in shares	(17,194)	(30,690)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$116.66	$135.77	$128.55	$58.38	$93.69	$83.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.50	.54	(.27)	(.08)	.44	.34
Net gain (loss) on investments (realized and unrealized)	(1.43)	(17.13)	13.56	70.25	(32.14)	10.16
Total from investment operations	(.93)	(16.59)	13.29	70.17	(31.70)	10.50
Less distributions from:
Net investment income	—	—	—	—	(.39)	—
Net realized gains	—	(2.52)	(6.07)	—	(3.22)	—
Total distributions	—	(2.52)	(6.07)	—	(3.61)	—
Net asset value, end of period	$115.73	$116.66	$135.77	$128.55	$58.38	$93.69

Total Return[c]	(0.80%)	(12.23%)	10.00%	120.20%	(35.58%)	12.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,991	$6,214	$9,374	$10,886	$5,752	$10,799
Ratios to average net assets:
Net investment income (loss)	0.82%	0.46%	(0.19%)	(0.08%)	0.45%	0.39%
Total expenses	1.89%	1.90%	1.79%	1.84%	1.87%	1.87%
Net expenses[d]	1.83%	1.86%	1.79%	1.84%	1.87%	1.87%
Portfolio turnover rate	355%	516%	197%	172%	126%	239%

C-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$98.26	$115.67	$111.12	$50.84	$82.59	$73.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	(.28)	(1.13)	(.64)	(.28)	(.26)
Net gain (loss) on investments (realized and unrealized)	(1.19)	(14.61)	11.75	60.92	(27.86)	8.97
Total from investment operations	(1.11)	(14.89)	10.62	60.28	(28.14)	8.71
Less distributions from:
Net investment income	—	—	—	—	(.39)	—
Net realized gains	—	(2.52)	(6.07)	—	(3.22)	—
Total distributions	—	(2.52)	(6.07)	—	(3.61)	—
Net asset value, end of period	$97.15	$98.26	$115.67	$111.12	$50.84	$82.59

Total Return[c]	(1.13%)	(12.86%)	9.16%	118.57%	(36.06%)	11.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$886	$1,003	$1,595	$1,932	$1,413	$2,284
Ratios to average net assets:
Net investment income (loss)	0.15%	(0.28%)	(0.93%)	(0.81%)	(0.32%)	(0.34%)
Total expenses	2.56%	2.65%	2.54%	2.59%	2.62%	2.61%
Net expenses[d]	2.50%	2.61%	2.54%	2.59%	2.62%	2.61%
Portfolio turnover rate	355%	516%	197%	172%	126%	239%

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$116.21	$135.28	$128.11	$58.19	$93.39	$82.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.47	.63	(.24)	(.08)	.43	.32
Net gain (loss) on investments (realized and unrealized)	(1.43)	(17.18)	13.48	70.00	(32.02)	10.15
Total from investment operations	(.96)	(16.55)	13.24	69.92	(31.59)	10.47
Less distributions from:
Net investment income	—	—	—	—	(.39)	—
Net realized gains	—	(2.52)	(6.07)	—	(3.22)	—
Total distributions	—	(2.52)	(6.07)	—	(3.61)	—
Net asset value, end of period	$115.25	$116.21	$135.28	$128.11	$58.19	$93.39

Total Return	(0.83%)	(12.25%)	10.00%	120.16%	(35.58%)	12.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,636	$22,506	$27,732	$46,513	$16,715	$33,340
Ratios to average net assets:
Net investment income (loss)	0.78%	0.54%	(0.17%)	(0.09%)	0.43%	0.36%
Total expenses	1.90%	1.91%	1.79%	1.84%	1.88%	1.87%
Net expenses[d]	1.83%	1.87%	1.79%	1.84%	1.88%	1.87%
Portfolio turnover rate	355%	516%	197%	172%	126%	239%

[a]	Unaudited figures for the period ended September 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2023

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	1.80%	(25.33%)	(21.39%)	(24.50%)
A-Class Shares with sales charge‡	(3.04%)	(28.88%)	(22.15%)	(24.86%)
C-Class Shares	1.45%	(25.88%)	(21.98%)	(25.07%)
C-Class Shares with CDSC§	0.45%	(26.62%)	(21.98%)	(25.07%)
H-Class Shares	1.84%	(25.30%)	(21.40%)	(24.50%)
Dow Jones Industrial Average	1.79%	19.18%	7.14%	10.79%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 17.5%
U.S. Treasury Bills
5.27% due 11/07/23[1,2]	$800,000	$795,779
5.29% due 11/07/23[2]	50,000	49,736
Total U.S. Treasury Bills
(Cost $845,400)		845,515

REPURCHASE AGREEMENTS††,3 - 79.6%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[1]	2,162,511	2,162,511
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[1]	840,031	840,031
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[1]	831,735	831,735
Total Repurchase Agreements
(Cost $3,834,277)		3,834,277

Total Investments - 97.1%
(Cost $4,679,677)		$4,679,792
Other Assets & Liabilities, net - 2.9%		138,119
Total Net Assets - 100.0%		$4,817,911

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	2	Dec 2023	$337,320	$2,121

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average	Receive	5.56% (SOFR + 0.25%)	At Maturity	12/20/23	215	$7,217,110	$215,656
BNP Paribas	Dow Jones Industrial Average	Receive	5.48% (Federal Funds Rate + 0.15%)	At Maturity	12/21/23	62	2,076,363	57,844
							$9,293,473	$273,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2023
INVERSE DOW 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$845,515	$—	$845,515
Repurchase Agreements	—	3,834,277	—	3,834,277
Equity Futures Contracts**	2,121	—	—	2,121
Equity Index Swap Agreements**	—	273,500	—	273,500
Total Assets	$2,121	$4,953,292	$—	$4,955,413

**	This derivative is reported as unrealized appreciation/depreciation at period end.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

Assets:
Investments, at value (cost $845,400)	$845,515
Repurchase agreements, at value (cost $3,834,277)	3,834,277
Unrealized appreciation on OTC swap agreements	273,500
Receivables:
Fund shares sold	245,279
Swap settlement	10,756
Variation margin on futures contracts	2,121
Interest	1,129
Total assets	5,212,577

Liabilities:
Payable for:
Fund shares redeemed	385,617
Management fees	3,693
Distribution and service fees	1,185
Transfer agent fees	991
Portfolio accounting and administration fees	431
Trustees’ fees*	64
Miscellaneous	2,685
Total liabilities	394,666
Net assets	$4,817,911

Net assets consist of:
Paid in capital	$52,195,105
Total distributable earnings (loss)	(47,377,194)
Net assets	$4,817,911

A-Class:
Net assets	$1,035,576
Capital shares outstanding	23,471
Net asset value per share	$44.12
Maximum offering price per share (Net asset value divided by 95.25%)	$46.32

C-Class:
Net assets	$225,233
Capital shares outstanding	5,955
Net asset value per share	$37.82

H-Class:
Net assets	$3,557,102
Capital shares outstanding	80,423
Net asset value per share	$44.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2023

Investment Income:
Interest	$134,163
Total investment income	134,163

Expenses:
Management fees	22,694
Distribution and service fees:
A-Class	1,057
C-Class	1,503
H-Class	4,873
Transfer agent fees	4,761
Portfolio accounting and administration fees	5,170
Registration fees	4,328
Professional fees	863
Trustees’ fees*	457
Custodian fees	355
Miscellaneous	266
Total expenses	46,327
Less:
Expenses reimbursed by Adviser	(1,664)
Net expenses	44,663
Net investment income	89,500

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(481,993)
Futures contracts	(12,459)
Net realized loss	(494,452)
Net change in unrealized appreciation (depreciation) on:
Investments	151
Swap agreements	506,530
Futures contracts	2,121
Net change in unrealized appreciation (depreciation)	508,802
Net realized and unrealized gain	14,350
Net increase in net assets resulting from operations	$103,850

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$89,500	$33,659
Net realized gain (loss) on investments	(494,452)	190,184
Net change in unrealized appreciation (depreciation) on investments	508,802	(271,358)
Net increase (decrease) in net assets resulting from operations	103,850	(47,515)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,939,240	4,889,532
C-Class	390,024	840,904
H-Class	42,179,691	112,800,833
Cost of shares redeemed
A-Class	(1,913,332)	(4,582,728)
C-Class	(433,930)	(2,209,679)
H-Class	(42,349,530)	(111,451,007)
Net increase (decrease) from capital share transactions	(187,837)	287,855
Net increase (decrease) in net assets	(83,987)	240,340

Net assets:
Beginning of period	4,901,898	4,661,558
End of period	$4,817,911	$4,901,898

Capital share activity:
Shares sold
A-Class	46,433	104,963
C-Class	10,699	21,554
H-Class	1,018,703	2,437,376
Shares redeemed
A-Class	(44,843)	(97,537)
C-Class	(11,674)	(51,211)
H-Class	(1,023,370)	(2,413,132)
Net increase (decrease) in shares	(4,052)	2,013

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$43.34	$43.50	$53.39	$148.69	$145.60	$181.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.74	.30	(.70)	(.26)	.15	.45
Net gain (loss) on investments (realized and unrealized)	.04	(.46)	(9.19)	(95.01)	3.24	(36.60)
Total from investment operations	.78	(.16)	(9.89)	(95.27)	3.39	(36.15)
Less distributions from:
Net investment income	—	—	—	(.03)	(.30)	—
Total distributions	—	—	—	(.03)	(.30)	—
Net asset value, end of period	$44.12	$43.34	$43.50	$53.39	$148.69	$145.60

Total Return[c]	1.80%	(0.37%)	(18.52%)	(64.07%)	2.27%	(19.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,036	$948	$629	$387	$1,952	$964
Ratios to average net assets:
Net investment income (loss)	3.56%	0.64%	(1.56%)	(1.66%)	0.12%	0.25%
Total expenses	1.76%	2.03%	1.77%	1.85%	1.86%	1.88%
Net expenses[d]	1.69%	2.00%	1.77%	1.85%	1.86%	1.88%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$37.28	$37.70	$46.65	$130.74	$129.05	$162.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.52	(.45)	(.90)	(.30)	(.75)	(.90)
Net gain (loss) on investments (realized and unrealized)	.02	.03 [f]	(8.05)	(83.76)	2.74	(32.49)
Total from investment operations	.54	(.42)	(8.95)	(84.06)	1.99	(33.39)
Less distributions from:
Net investment income	—	—	—	(.03)	(.30)	—
Total distributions	—	—	—	(.03)	(.30)	—
Net asset value, end of period	$37.82	$37.28	$37.70	$46.65	$130.74	$129.05

Total Return[c]	1.45%	(1.11%)	(19.19%)	(64.32%)	1.63%	(20.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$225	$258	$1,380	$259	$389	$212
Ratios to average net assets:
Net investment income (loss)	2.88%	(1.10%)	(2.33%)	(2.41%)	(0.66%)	(0.59%)
Total expenses	2.47%	2.72%	2.52%	2.59%	2.62%	2.56%
Net expenses[d]	2.41%	2.70%	2.52%	2.59%	2.62%	2.56%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$43.43	$43.61	$53.60	$149.13	$145.97	$182.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.73	.37	(.69)	(.22)	— [g]	.30
Net gain (loss) on investments (realized and unrealized)	.07	(.55)	(9.30)	(95.28)	3.46	(36.76)
Total from investment operations	.80	(.18)	(9.99)	(95.50)	3.46	(36.46)
Less distributions from:
Net investment income	—	—	—	(.03)	(.30)	—
Total distributions	—	—	—	(.03)	(.30)	—
Net asset value, end of period	$44.23	$43.43	$43.61	$53.60	$149.13	$145.97

Total Return	1.84%	(0.41%)	(18.64%)	(64.04%)	2.37%	(19.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,557	$3,695	$2,653	$2,531	$7,246	$4,179
Ratios to average net assets:
Net investment income (loss)	3.60%	0.82%	(1.58%)	(1.66%)	0.06%	0.20%
Total expenses	1.81%	2.04%	1.80%	1.84%	1.87%	1.89%
Net expenses[d]	1.74%	2.01%	1.80%	1.84%	1.87%	1.89%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:15 reverse share split effective August 10, 2020.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Less than $0.01 per share.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2023

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings	% of Total Net Assets
Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Super Micro Computer, Inc.	0.2%
Chart Industries, Inc.	0.1%
ChampionX Corp.	0.1%
Chord Energy Corp.	0.1%
Matador Resources Co.	0.1%
Murphy Oil Corp.	0.1%
Light & Wonder, Inc. — Class A	0.1%
Weatherford International plc	0.1%
Top Ten Total	2.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(5.09%)	6.28%	(6.63%)	4.53%
A-Class Shares with sales charge‡	(9.60%)	1.23%	(7.54%)	4.02%
C-Class Shares	(5.43%)	5.49%	(7.33%)	3.75%
C-Class Shares with CDSC§	(6.38%)	4.49%	(7.33%)	3.75%
H-Class Shares	(5.13%)	6.17%	(6.72%)	4.46%
Russell 2000 Index	(0.19%)	8.93%	2.40%	8.40%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 26.0%

Consumer, Non-cyclical - 5.9%
HealthEquity, Inc.*	379	$27,686
elf Beauty, Inc.*	240	26,359
BellRing Brands, Inc.*	604	24,903
Option Care Health, Inc.*	766	24,780
API Group Corp.*	943	24,452
Ensign Group, Inc.	246	22,861
Halozyme Therapeutics, Inc.*	585	22,347
Intra-Cellular Therapies, Inc.*	422	21,982
Lantheus Holdings, Inc.*	306	21,261
Vaxcyte, Inc.*	416	21,208
Alkermes plc*	747	20,923
Haemonetics Corp.*	226	20,245
Sprouts Farmers Market, Inc.*	467	19,988
Hostess Brands, Inc.*	598	19,919
TriNet Group, Inc.*	170	19,802
Neogen Corp.*	981	18,188
ASGN, Inc.*	218	17,806
Merit Medical Systems, Inc.*	257	17,738
ImmunoGen, Inc.*	1,079	17,124
Insperity, Inc.	165	16,104
Glaukos Corp.*	212	15,953
Inari Medical, Inc.*	235	15,369
Amicus Therapeutics, Inc.*	1,262	15,346
AMN Healthcare Services, Inc.*	179	15,247
Herc Holdings, Inc.	128	15,224
Brink’s Co.	208	15,109
Insmed, Inc.*	596	15,049
Guardant Health, Inc.*	503	14,909
Remitly Global, Inc.*	589	14,855
Lancaster Colony Corp.	88	14,523
Simply Good Foods Co.*	411	14,188
Coca-Cola Consolidated, Inc.	22	13,999
StoneCo Ltd. — Class A*	1,311	13,988
CONMED Corp.	138	13,917
Flywire Corp.*	435	13,872
Blueprint Medicines Corp.*	275	13,810
Bridgebio Pharma, Inc.*	518	13,660
Alarm.com Holdings, Inc.*	217	13,267
Marqeta, Inc. — Class A*	2,208	13,204
iRhythm Technologies, Inc.*	139	13,102
LivaNova plc*	245	12,956
Prestige Consumer Healthcare, Inc.*	225	12,868
Alight, Inc. — Class A*	1,794	12,720
REVOLUTION Medicines, Inc.*	459	12,705
Helen of Troy Ltd.*	109	12,705
Intellia Therapeutics, Inc.*	399	12,616
Axonics, Inc.*	222	12,459
Cytokinetics, Inc.*	421	12,403
WD-40 Co.	61	12,398
Arrowhead Pharmaceuticals, Inc.*	456	12,253
Progyny, Inc.*	355	12,077
ABM Industries, Inc.	300	12,003
Select Medical Holdings Corp.	470	11,877
Integer Holdings Corp.*	150	11,765
Akero Therapeutics, Inc.*	231	11,684
Patterson Companies, Inc.	387	11,471
ACADIA Pharmaceuticals, Inc.*	548	11,420
CBIZ, Inc.*	217	11,262
Krystal Biotech, Inc.*	97	11,252
Korn Ferry	236	11,196
Inter Parfums, Inc.	83	11,150
J & J Snack Foods Corp.	68	11,128
Axsome Therapeutics, Inc.*	158	11,043
Denali Therapeutics, Inc.*	534	11,016
Coursera, Inc.*	589	11,008
EVERTEC, Inc.	296	11,005
Inmode Ltd.*	351	10,691
ICF International, Inc.	85	10,269
TreeHouse Foods, Inc.*	233	10,154
Corcept Therapeutics, Inc.*	363	9,890
Primo Water Corp.	708	9,770
Pacific Biosciences of California, Inc.*	1,140	9,519
Immunovant, Inc.*	244	9,367
Graham Holdings Co. — Class B	16	9,328
AtriCure, Inc.*	211	9,242
Omnicell, Inc.*	203	9,143
Prothena Corporation plc*	188	9,071
Huron Consulting Group, Inc.*	86	8,958
Surgery Partners, Inc.*	306	8,950
Madrigal Pharmaceuticals, Inc.*	61	8,908
STAAR Surgical Co.*	220	8,840
Dynavax Technologies Corp.*	586	8,655
Crinetics Pharmaceuticals, Inc.*	291	8,654
Stride, Inc.*	192	8,646
Edgewell Personal Care Co.	232	8,575
Adtalem Global Education, Inc.*	196	8,399
Cal-Maine Foods, Inc.	173	8,377
Laureate Education, Inc. — Class A	593	8,361
LiveRamp Holdings, Inc.*	289	8,335
Amphastar Pharmaceuticals, Inc.*	172	7,910
TransMedics Group, Inc.*	144	7,884
Strategic Education, Inc.	102	7,676
CorVel Corp.*	39	7,669
MGP Ingredients, Inc.	72	7,595
RadNet, Inc.*	268	7,555
Andersons, Inc.	146	7,520
Beam Therapeutics, Inc.*	309	7,431
Ventyx Biosciences, Inc.*	212	7,363
Veracyte, Inc.*	329	7,347
Payoneer Global, Inc.*	1,199	7,338
Upbound Group, Inc.	249	7,333
Vericel Corp.*	215	7,207
John Wiley & Sons, Inc. — Class A	193	7,174
PTC Therapeutics, Inc.*	320	7,171
Central Garden & Pet Co. — Class A*	178	7,136
NeoGenomics, Inc.*	576	7,085
Textainer Group Holdings Ltd.	189	7,040
Vector Group Ltd.	658	7,001
PROG Holdings, Inc.*	210	6,974
Biohaven Ltd.*	264	6,867

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Riot Platforms, Inc.*,1	724	$6,755
Sabre Corp.*	1,483	6,659
Ideaya Biosciences, Inc.*	246	6,637
Cymabay Therapeutics, Inc.*	444	6,620
Marathon Digital Holdings, Inc.*,1	762	6,477
Pacira BioSciences, Inc.*	206	6,320
Herbalife Ltd.*	447	6,253
Agios Pharmaceuticals, Inc.*	251	6,212
Arcellx, Inc.*	172	6,171
Supernus Pharmaceuticals, Inc.*	222	6,121
Cerevel Therapeutics Holdings, Inc.*	280	6,112
SpringWorks Therapeutics, Inc.*	264	6,104
BioCryst Pharmaceuticals, Inc.*	857	6,068
US Physical Therapy, Inc.	66	6,054
Addus HomeCare Corp.*	71	6,048
Ironwood Pharmaceuticals, Inc. — Class A*	627	6,038
Myriad Genetics, Inc.*	365	5,855
CoreCivic, Inc.*	515	5,794
Celldex Therapeutics, Inc.*	210	5,779
Cimpress plc*	81	5,671
Owens & Minor, Inc.*	336	5,430
PROCEPT BioRobotics Corp.*	163	5,348
Rhythm Pharmaceuticals, Inc.*	232	5,319
Xencor, Inc.*	262	5,279
Zentalis Pharmaceuticals, Inc.*	262	5,256
Kforce, Inc.	88	5,250
Matthews International Corp. — Class A	134	5,214
Twist Bioscience Corp.*	257	5,207
Rocket Pharmaceuticals, Inc.*	254	5,204
Perdoceo Education Corp.	304	5,198
TG Therapeutics, Inc.*	621	5,192
UFP Technologies, Inc.*	32	5,166
Legalzoom.com, Inc.*	471	5,153
Universal Corp.	109	5,146
Catalyst Pharmaceuticals, Inc.*	436	5,097
National Beverage Corp.*	107	5,031
Nuvalent, Inc. — Class A*	108	4,965
Krispy Kreme, Inc.	396	4,938
Sage Therapeutics, Inc.*	239	4,919
Harmony Biosciences Holdings, Inc.*	149	4,883
LeMaitre Vascular, Inc.	89	4,849
Pediatrix Medical Group, Inc.*	381	4,842
Ingles Markets, Inc. — Class A	64	4,821
Viking Therapeutics, Inc.*	435	4,815
MannKind Corp.*	1,162	4,799
Chegg, Inc.*	535	4,772
Aurinia Pharmaceuticals, Inc.*	613	4,763
Geron Corp.*	2,242	4,753
Weis Markets, Inc.	75	4,725
Recursion Pharmaceuticals, Inc. — Class A*	617	4,720
Alphatec Holdings, Inc.*	349	4,527
Ligand Pharmaceuticals, Inc. — Class B*	75	4,494
Pliant Therapeutics, Inc.*	256	4,439
GEO Group, Inc.*	539	4,409
Utz Brands, Inc.	326	4,378
Arvinas, Inc.*	222	4,360
Syndax Pharmaceuticals, Inc.*	298	4,327
Revance Therapeutics, Inc.*	377	4,324
89bio, Inc.*	280	4,323
Quanterix Corp.*	159	4,315
Arcus Biosciences, Inc.*	239	4,290
Iovance Biotherapeutics, Inc.*	941	4,282
Avanos Medical, Inc.*	209	4,226
Amylyx Pharmaceuticals, Inc.*	230	4,211
Hain Celestial Group, Inc.*	405	4,200
Quanex Building Products Corp.	149	4,198
Protagonist Therapeutics, Inc.*	245	4,087
John B Sanfilippo & Son, Inc.	41	4,051
Arlo Technologies, Inc.*	391	4,027
Fresh Del Monte Produce, Inc.	154	3,979
Ardelyx, Inc.*	964	3,933
Embecta Corp.	261	3,928
AdaptHealth Corp.*	431	3,922
Monro, Inc.	141	3,916
Oscar Health, Inc. — Class A*	700	3,899
Cross Country Healthcare, Inc.*	156	3,867
MiMedx Group, Inc.*	515	3,754
Dole plc	324	3,752
Deluxe Corp.	197	3,721
United Natural Foods, Inc.*	263	3,719
ZipRecruiter, Inc. — Class A*	309	3,705
Udemy, Inc.*	388	3,686
Medifast, Inc.	49	3,668
National Healthcare Corp.	57	3,647
Cogent Biosciences, Inc.*	365	3,559
Vir Biotechnology, Inc.*	379	3,551
Morphic Holding, Inc.*	155	3,551
Healthcare Services Group, Inc.	337	3,515
Collegium Pharmaceutical, Inc.*	157	3,509
Mirum Pharmaceuticals, Inc.*	111	3,508
Innoviva, Inc.*	269	3,494
SpartanNash Co.	158	3,476
Day One Biopharmaceuticals, Inc.*	282	3,460
Relay Therapeutics, Inc.*	408	3,431
RxSight, Inc.*	123	3,430
ADMA Biologics, Inc.*	953	3,412
First Advantage Corp.	247	3,406
Intercept Pharmaceuticals, Inc.*	183	3,393
Chefs’ Warehouse, Inc.*	159	3,368
ANI Pharmaceuticals, Inc.*	58	3,367
Vita Coco Company, Inc.*	129	3,359
SI-BONE, Inc.*	157	3,335
Varex Imaging Corp.*	176	3,307
LifeStance Health Group, Inc.*	480	3,298
Keros Therapeutics, Inc.*	102	3,252
Transcat, Inc.*	33	3,233
SP Plus Corp.*	89	3,213
EQRx, Inc.*	1,443	3,203
Brookdale Senior Living, Inc. — Class A*	771	3,192
B&G Foods, Inc.	322	3,184

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Accolade, Inc.*	299	$3,163
Replimune Group, Inc.*	184	3,148
CRA International, Inc.	31	3,124
Nevro Corp.*	161	3,094
Verve Therapeutics, Inc.*	229	3,037
REGENXBIO, Inc.*	184	3,029
Cytek Biosciences, Inc.*	548	3,025
Deciphera Pharmaceuticals, Inc.*	237	3,015
Cassava Sciences, Inc.*,1	180	2,995
USANA Health Sciences, Inc.*	51	2,989
Travere Therapeutics, Inc.*	330	2,950
Viridian Therapeutics, Inc.*	191	2,930
Green Dot Corp. — Class A*	210	2,925
OPKO Health, Inc.*	1,816	2,906
National Research Corp. — Class A	65	2,884
Multiplan Corp.*	1,713	2,878
Novavax, Inc.*,1	394	2,853
Inhibrx, Inc.*	155	2,844
Adaptive Biotechnologies Corp.*	514	2,801
Repay Holdings Corp.*	368	2,793
WW International, Inc.*	247	2,734
Point Biopharma Global, Inc.*	409	2,728
Barrett Business Services, Inc.	30	2,707
Artivion, Inc.*	178	2,698
Kura Oncology, Inc.*	295	2,690
Treace Medical Concepts, Inc.*	205	2,688
V2X, Inc.*	52	2,686
Arcturus Therapeutics Holdings, Inc.*	105	2,683
Hackett Group, Inc.	113	2,666
Avid Bioservices, Inc.*	281	2,653
Kelly Services, Inc. — Class A	144	2,619
Silk Road Medical, Inc.*	174	2,608
Beyond Meat, Inc.*,1	268	2,578
Enhabit, Inc.*	228	2,565
Paragon 28, Inc.*	199	2,497
European Wax Center, Inc. — Class A*	154	2,495
Fulgent Genetics, Inc.*	93	2,487
Atrion Corp.	6	2,479
Kiniksa Pharmaceuticals Ltd. — Class A*	142	2,467
Editas Medicine, Inc.*	315	2,457
PetIQ, Inc.*	124	2,443
Ennis, Inc.	115	2,440
Viad Corp.*	92	2,410
ACCO Brands Corp.	418	2,399
Kymera Therapeutics, Inc.*	172	2,391
Cabaletta Bio, Inc.*	155	2,359
Amneal Pharmaceuticals, Inc.*	551	2,325
Cass Information Systems, Inc.	62	2,310
OrthoPediatrics Corp.*	72	2,304
Tango Therapeutics, Inc.*	202	2,275
Heidrick & Struggles International, Inc.	90	2,252
Target Hospitality Corp.*	141	2,239
Franklin Covey Co.*	52	2,232
Beauty Health Co.*	370	2,228
RAPT Therapeutics, Inc.*	134	2,227
Theravance Biopharma, Inc.*	254	2,192
Resources Connection, Inc.	147	2,192
OmniAb, Inc.*	422	2,190
BioLife Solutions, Inc.*	157	2,168
I3 Verticals, Inc. — Class A*	102	2,156
Aclaris Therapeutics, Inc.*	314	2,151
Mission Produce, Inc.*	219	2,120
Vera Therapeutics, Inc.*	153	2,098
Anavex Life Sciences Corp.*	318	2,083
Genelux Corp.*	84	2,057
Orthofix Medical, Inc.*	159	2,045
Duckhorn Portfolio, Inc.*	199	2,042
Avidity Biosciences, Inc.*	320	2,042
TrueBlue, Inc.*	138	2,025
Surmodics, Inc.*	62	1,990
Calavo Growers, Inc.	78	1,968
Central Garden & Pet Co.*	44	1,942
OraSure Technologies, Inc.*	325	1,927
Tarsus Pharmaceuticals, Inc.*	107	1,901
Castle Biosciences, Inc.*	112	1,892
DocGo, Inc.*	352	1,876
Apogee Therapeutics, Inc.*	88	1,874
Alector, Inc.*	287	1,860
ModivCare, Inc.*	58	1,828
4D Molecular Therapeutics, Inc.*	143	1,820
Marinus Pharmaceuticals, Inc.*	225	1,811
Turning Point Brands, Inc.	78	1,801
Paysafe Ltd.*	147	1,763
Agenus, Inc.*	1,552	1,754
Carriage Services, Inc. — Class A	61	1,723
Dyne Therapeutics, Inc.*	192	1,720
Pulmonx Corp.*	166	1,715
Evolus, Inc.*	187	1,709
Prime Medicine, Inc.*	179	1,708
Harrow, Inc.*	118	1,696
Nurix Therapeutics, Inc.*	212	1,666
Avita Medical, Inc.*	114	1,666
Community Health Systems, Inc.*	569	1,650
Alpine Immune Sciences, Inc.*	144	1,649
CareDx, Inc.*	235	1,645
Disc Medicine, Inc.*	35	1,644
SomaLogic, Inc.*	684	1,635
Sana Biotechnology, Inc.*	422	1,633
Vital Farms, Inc.*	138	1,598
Custom Truck One Source, Inc.*	257	1,593
AnaptysBio, Inc.*	86	1,545
Tejon Ranch Co.*	95	1,541
WaVe Life Sciences Ltd.*	267	1,535
Entrada Therapeutics, Inc.*,1	97	1,533
Forrester Research, Inc.*	53	1,532
Zymeworks, Inc.*	241	1,528
ACELYRIN, Inc.*	149	1,515
SEACOR Marine Holdings, Inc.*	109	1,513
Aaron’s Company, Inc.	143	1,497
Olema Pharmaceuticals, Inc.*	121	1,494
Tactile Systems Technology, Inc.*	105	1,475
Bluebird Bio, Inc.*	484	1,471

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
iRadimed Corp.	33	$1,464
Pennant Group, Inc.*	131	1,458
BrightView Holdings, Inc.*	187	1,449
Enliven Therapeutics, Inc.*	106	1,448
Aldeyra Therapeutics, Inc.*	211	1,409
Taro Pharmaceutical Industries Ltd.*	37	1,395
SunOpta, Inc.*	411	1,385
Utah Medical Products, Inc.	16	1,376
Nano-X Imaging Ltd.*,1	208	1,364
Liquidia Corp.*	215	1,363
Sterling Check Corp.*	107	1,350
Savara, Inc.*	345	1,304
Coherus Biosciences, Inc.*	348	1,301
Cerus Corp.*	803	1,301
American Well Corp. — Class A*	1,109	1,298
Seneca Foods Corp. — Class A*	24	1,292
HilleVax, Inc.*	96	1,291
MacroGenics, Inc.*	275	1,281
AngioDynamics, Inc.*	171	1,250
UroGen Pharma Ltd.*	89	1,247
Universal Technical Institute, Inc.*	148	1,240
Biomea Fusion, Inc.*	90	1,238
Arcutis Biotherapeutics, Inc.*	233	1,237
MaxCyte, Inc.*	395	1,232
Anika Therapeutics, Inc.*	66	1,230
Caribou Biosciences, Inc.*	257	1,228
iTeos Therapeutics, Inc.*	112	1,226
Limoneira Co.	79	1,210
Phibro Animal Health Corp. — Class A	93	1,188
Allogene Therapeutics, Inc.*	372	1,179
Lyell Immunopharma, Inc.*	785	1,154
Phathom Pharmaceuticals, Inc.*	111	1,151
23andMe Holding Co. — Class A*	1,176	1,150
Accuray, Inc.*	422	1,148
Arbutus Biopharma Corp.*	565	1,147
Westrock Coffee Co.*	129	1,143
Willdan Group, Inc.*	55	1,124
Xeris Biopharma Holdings, Inc.*	602	1,120
Voyager Therapeutics, Inc.*	144	1,116
Aura Biosciences, Inc.*	124	1,112
Edgewise Therapeutics, Inc.*	194	1,112
Ocular Therapeutix, Inc.*	353	1,108
Vanda Pharmaceuticals, Inc.*	256	1,106
Zimvie, Inc.*	117	1,101
SIGA Technologies, Inc.	208	1,092
ORIC Pharmaceuticals, Inc.*	177	1,071
KalVista Pharmaceuticals, Inc.*	111	1,069
PMV Pharmaceuticals, Inc.*	174	1,068
Seres Therapeutics, Inc.*	440	1,047
Atea Pharmaceuticals, Inc.*	347	1,041
Distribution Solutions Group, Inc.*	40	1,040
Alta Equipment Group, Inc.	86	1,037
Ovid therapeutics, Inc.*	270	1,037
Viemed Healthcare, Inc.*	154	1,036
Assertio Holdings, Inc.*	401	1,027
Organogenesis Holdings, Inc.*	318	1,011
Enanta Pharmaceuticals, Inc.*	90	1,005
Nature’s Sunshine Products, Inc.*	60	994
Summit Therapeutics, Inc.*	524	980
Cullinan Oncology, Inc.*	108	977
Terns Pharmaceuticals, Inc.*	194	976
Icosavax, Inc.*	125	969
Sutro Biopharma, Inc.*	272	944
EyePoint Pharmaceuticals, Inc.*	118	943
scPharmaceuticals, Inc.*	131	933
Quipt Home Medical Corp.*	183	931
ProKidney Corp.*	203	930
Axogen, Inc.*	184	920
Nathan’s Famous, Inc.	13	919
Scholar Rock Holding Corp.*	128	909
Y-mAbs Therapeutics, Inc.*	166	905
Lincoln Educational Services Corp.*	107	904
2seventy bio, Inc.*	227	890
2U, Inc.*	358	884
Nuvation Bio, Inc.*	659	883
Village Super Market, Inc. — Class A	39	883
Agiliti, Inc.*	134	870
Precigen, Inc.*	611	868
Tyra Biosciences, Inc.*	63	868
Astria Therapeutics, Inc.*	116	865
Waldencast plc — Class A*,1	91	857
ImmunityBio, Inc.*,1	499	843
Rigel Pharmaceuticals, Inc.*	774	836
Compass Therapeutics, Inc.*	413	814
Fate Therapeutics, Inc.*	383	812
Humacyte, Inc.*	277	812
Omeros Corp.*,1	275	803
Alico, Inc.	32	799
InfuSystem Holdings, Inc.*	82	790
Janux Therapeutics, Inc.*	78	786
Emergent BioSolutions, Inc.*	229	779
Generation Bio Co.*	205	777
Harvard Bioscience, Inc.*	177	761
CVRx, Inc.*	50	758
Zevra Therapeutics, Inc.*	157	757
Quantum-Si, Inc.*	454	754
CorMedix, Inc.*	202	747
Butterfly Network, Inc.*	631	745
Eagle Pharmaceuticals, Inc.*	47	741
SoundThinking, Inc.*	41	734
Poseida Therapeutics, Inc.*	307	731
MeiraGTx Holdings plc*	148	727
HF Foods Group, Inc.*	182	722
CareMax, Inc.*	340	721
Nautilus Biotechnology, Inc.*	228	720
Invitae Corp.*,1	1,189	720
Erasca, Inc.*	365	719
Celcuity, Inc.*	78	713
Zynex, Inc.*	89	712
Quad/Graphics, Inc.*	141	709
Immuneering Corp. — Class A*	92	707
Actinium Pharmaceuticals, Inc.*	118	699

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Information Services Group, Inc.	159	$697
Lineage Cell Therapeutics, Inc.*	584	689
Performant Financial Corp.*	304	687
Karyopharm Therapeutics, Inc.*	512	686
Allakos, Inc.*	301	683
Gritstone bio, Inc.*	397	683
Monte Rosa Therapeutics, Inc.*	138	661
Thorne HealthTech, Inc.*	64	652
Inozyme Pharma, Inc.*	153	643
Atara Biotherapeutics, Inc.*	432	639
PDS Biotechnology Corp.*	126	636
Acacia Research Corp.*	172	628
Aerovate Therapeutics, Inc.*	46	624
Fennec Pharmaceuticals, Inc.*	82	616
X4 Pharmaceuticals, Inc.*	557	607
BRC, Inc. — Class A*	169	607
Mineralys Therapeutics, Inc.*	63	599
FiscalNote Holdings, Inc.*,1	282	587
Seer, Inc.*	265	586
Semler Scientific, Inc.*	23	584
Altimmune, Inc.*	224	582
Merrimack Pharmaceuticals, Inc.*	47	580
Mersana Therapeutics, Inc.*	454	577
Tela Bio, Inc.*	72	576
Joint Corp.*	64	575
Third Harmonic Bio, Inc.*	88	562
Selecta Biosciences, Inc.*	525	557
Inogen, Inc.*	105	548
Natural Grocers by Vitamin Cottage, Inc.	42	542
Sanara Medtech, Inc.*	17	529
Tenaya Therapeutics, Inc.*	207	528
ClearPoint Neuro, Inc.*	104	521
Innovage Holding Corp.*	86	515
Carisma Therapeutics, Inc.	121	512
Stoke Therapeutics, Inc.*	125	493
Annexon, Inc.*	206	486
Heron Therapeutics, Inc.*	468	482
CompoSecure, Inc.*,1	74	477
ALX Oncology Holdings, Inc.*	98	470
Rallybio Corp.*	138	465
XOMA Corp.*	33	465
Foghorn Therapeutics, Inc.*	92	460
Larimar Therapeutics, Inc.*	116	458
Lexicon Pharmaceuticals, Inc.*	419	457
Cutera, Inc.*	75	452
IGM Biosciences, Inc.*	54	451
Cipher Mining, Inc.*,1	188	438
KORU Medical Systems, Inc.*	158	427
Protalix BioTherapeutics, Inc.*	254	422
ARS Pharmaceuticals, Inc.*	110	416
Ikena Oncology, Inc.*	96	416
Trevi Therapeutics, Inc.*	188	410
Allovir, Inc.*	190	408
Optinose, Inc.*	330	406
Nuvectis Pharma, Inc.*	31	400
Vigil Neuroscience, Inc.*	73	393
Sangamo Therapeutics, Inc.*	652	391
Longboard Pharmaceuticals, Inc.*	70	389
Kezar Life Sciences, Inc.*	323	384
Akoya Biosciences, Inc.*	82	381
Citius Pharmaceuticals, Inc.*	556	380
AirSculpt Technologies, Inc.*	55	376
Acrivon Therapeutics, Inc.*	39	373
HireQuest, Inc.	24	370
Bakkt Holdings, Inc.*,1	315	369
NanoString Technologies, Inc.*	214	368
Verrica Pharmaceuticals, Inc.*	94	365
Vor BioPharma, Inc.*	170	360
Cue Biopharma, Inc.*	156	359
Cara Therapeutics, Inc.*	212	356
FibroGen, Inc.*	411	355
Aadi Bioscience, Inc.*	73	353
CPI Card Group, Inc.*	19	352
Design Therapeutics, Inc.*	148	349
Scilex Holding Co.*	243	340
BioAtla, Inc.*	200	340
Reneo Pharmaceuticals, Inc.*	44	335
Biote Corp. — Class A*	63	323
Emerald Holding, Inc.*	71	321
Graphite Bio, Inc.*	127	315
Pulse Biosciences, Inc.*	73	294
Cano Health, Inc.*	1,081	274
Forafric Global plc*	24	271
Aveanna Healthcare Holdings, Inc.*	227	270
Beyond Air, Inc.*	116	268
Kodiak Sciences, Inc.*	147	265
P3 Health Partners, Inc.*	180	265
Vaxxinity, Inc. — Class A*,1	193	264
Benson Hill, Inc.*	784	260
Priority Technology Holdings, Inc.*	80	259
Zevia PBC — Class A*	113	251
Theseus Pharmaceuticals, Inc.*	92	247
Omega Therapeutics, Inc.*	110	237
MarketWise, Inc.	143	229
PepGen, Inc.*	45	229
Zura Bio Ltd.*	34	224
Bioxcel Therapeutics, Inc.*	87	220
Century Therapeutics, Inc.*	106	212
NGM Biopharmaceuticals, Inc.*	197	211
Eyenovia, Inc.*	126	209
Nkarta, Inc.*	137	190
Adicet Bio, Inc.*	137	188
Vicarious Surgical, Inc.*	317	187
Orchestra BioMed Holdings, Inc.*	19	166
Outlook Therapeutics, Inc.*	702	155
Ocean Biomedical, Inc.*	39	152
Rent the Runway, Inc. — Class A*	218	148
Prelude Therapeutics, Inc.*	45	139
Ispire Technology, Inc.*	12	110
Bright Green Corp.*	273	108
Rain Oncology, Inc.*	77	66
BioVie, Inc.*	15	51

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
ATI Physical Therapy, Inc.*	1	$9
Ligand Pharmaceuticals, Inc.*,††	23	—
Ligand Pharmaceuticals, Inc.*,††	23	—
Total Consumer, Non-cyclical		2,296,795

Financial - 5.5%
Selective Insurance Group, Inc.	271	27,959
SouthState Corp.	343	23,104
Essent Group Ltd.	477	22,557
Ryman Hospitality Properties, Inc. REIT	260	21,653
Kite Realty Group Trust REIT	981	21,013
Terreno Realty Corp. REIT	368	20,902
Old National Bancorp	1,320	19,193
American Equity Investment Life Holding Co.	350	18,774
Home BancShares, Inc.	860	18,008
Radian Group, Inc.	712	17,878
Phillips Edison & Company, Inc. REIT	532	17,843
Cadence Bank	821	17,422
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	776	16,878
Valley National Bancorp	1,945	16,649
United Bankshares, Inc.	592	16,333
PotlatchDeltic Corp. REIT	358	16,250
FTAI Aviation Ltd.	448	15,926
Mr Cooper Group, Inc.*	295	15,800
Essential Properties Realty Trust, Inc. REIT	703	15,206
Apple Hospitality REIT, Inc. [1]	976	14,972
Hamilton Lane, Inc. — Class A	165	14,923
First Financial Bankshares, Inc.	590	14,821
Sabra Health Care REIT, Inc.	1,048	14,609
Hancock Whitney Corp.	393	14,537
Glacier Bancorp, Inc.	505	14,392
Independence Realty Trust, Inc. REIT	1,021	14,365
Jackson Financial, Inc. — Class A	368	14,065
Moelis & Co. — Class A	302	13,629
United Community Banks, Inc.	523	13,289
Physicians Realty Trust REIT	1,078	13,141
Enstar Group Ltd.*	54	13,068
Texas Capital Bancshares, Inc.*	217	12,781
Genworth Financial, Inc. — Class A*	2,149	12,593
UMB Financial Corp.	200	12,410
Arbor Realty Trust, Inc. REIT[1]	813	12,341
CNO Financial Group, Inc.	515	12,221
COPT Defense Properties REIT	511	12,177
Broadstone Net Lease, Inc. REIT	851	12,169
ServisFirst Bancshares, Inc.	231	12,051
Associated Banc-Corp.	685	11,720
LXP Industrial Trust REIT	1,312	11,677
Ameris Bancorp	300	11,517
Piper Sandler Cos.	78	11,334
McGrath RentCorp	112	11,227
Cathay General Bancorp	315	10,949
SL Green Realty Corp. REIT[1]	292	10,892
First BanCorp	803	10,808
Walker & Dunlop, Inc.	144	10,691
Macerich Co. REIT	978	10,670
SITE Centers Corp. REIT	863	10,641
International Bancshares Corp.	243	10,532
Tanger Factory Outlet Centers, Inc. REIT	463	10,464
Artisan Partners Asset Management, Inc. — Class A	278	10,403
Community Bank System, Inc.	241	10,173
WSFS Financial Corp.	277	10,110
NMI Holdings, Inc. — Class A*	372	10,077
CVB Financial Corp.	602	9,975
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	468	9,922
Independent Bank Corp.	200	9,818
Atlantic Union Bankshares Corp.	340	9,785
Axos Financial, Inc.*	257	9,730
National Health Investors, Inc. REIT	189	9,707
Simmons First National Corp. — Class A	572	9,701
Innovative Industrial Properties, Inc. REIT	126	9,533
Douglas Emmett, Inc. REIT[1]	740	9,442
Pacific Premier Bancorp, Inc.	430	9,357
First Interstate BancSystem, Inc. — Class A	374	9,328
Upstart Holdings, Inc.*,1	326	9,304
CareTrust REIT, Inc. [1]	453	9,287
Fulton Financial Corp.	737	8,925
Bank of Hawaii Corp.	178	8,845
Sunstone Hotel Investors, Inc. REIT	943	8,817
Eastern Bankshares, Inc.	702	8,803
Equity Commonwealth REIT	475	8,726
Four Corners Property Trust, Inc. REIT	392	8,699
BancFirst Corp.	100	8,673
PJT Partners, Inc. — Class A	107	8,500
St. Joe Co.	156	8,476
Global Net Lease, Inc. REIT	881	8,466
Seacoast Banking Corporation of Florida	381	8,367
First Financial Bancorp	426	8,350
Bancorp, Inc.*	238	8,211
Kennedy-Wilson Holdings, Inc.	542	7,989
Urban Edge Properties REIT	520	7,935
StoneX Group, Inc.*	81	7,851
Bread Financial Holdings, Inc.	228	7,798
Pagseguro Digital Ltd. — Class A*	899	7,740
StepStone Group, Inc. — Class A	244	7,706
PennyMac Financial Services, Inc.	115	7,659
BankUnited, Inc.	337	7,650
DiamondRock Hospitality Co. REIT	952	7,645
Washington Federal, Inc.	297	7,609
BGC Group, Inc. — Class A	1,422	7,508
Pebblebrook Hotel Trust REIT	550	7,475
First Merchants Corp.	268	7,456
Cohen & Steers, Inc.	118	7,397
InvenTrust Properties Corp. REIT	308	7,333
Ready Capital Corp. REIT	725	7,330
Goosehead Insurance, Inc. — Class A*	98	7,304
TowneBank	318	7,292
JBG SMITH Properties REIT	492	7,114
Enova International, Inc.*	138	7,020
Navient Corp.	401	6,905

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RLJ Lodging Trust REIT	705	$6,902
Retail Opportunity Investments Corp. REIT	557	6,896
Outfront Media, Inc. REIT	668	6,747
Banner Corp.	155	6,569
Renasant Corp.	250	6,548
Triumph Financial, Inc.*	101	6,544
NBT Bancorp, Inc.	206	6,528
Apollo Commercial Real Estate Finance, Inc. REIT	643	6,514
Independent Bank Group, Inc.	164	6,486
WesBanco, Inc.	261	6,374
Farmer Mac — Class C	41	6,326
OFG Bancorp	211	6,300
Virtus Investment Partners, Inc.	31	6,262
BRP Group, Inc. — Class A*	268	6,226
Enterprise Financial Services Corp.	164	6,150
Bank of NT Butterfield & Son Ltd.	227	6,147
Park National Corp.	65	6,144
Acadia Realty Trust REIT	423	6,070
City Holding Co.	67	6,053
Cannae Holdings, Inc.*	324	6,039
Hilltop Holdings, Inc.	211	5,984
LTC Properties, Inc. REIT	186	5,976
Trustmark Corp.	275	5,976
Veris Residential, Inc. REIT	358	5,907
Northwest Bancshares, Inc.	577	5,903
Nelnet, Inc. — Class A	66	5,895
Xenia Hotels & Resorts, Inc. REIT	495	5,831
Two Harbors Investment Corp. REIT	440	5,826
Chimera Investment Corp. REIT	1,054	5,755
Service Properties Trust REIT	747	5,744
Cushman & Wakefield plc*	752	5,730
First Commonwealth Financial Corp.	463	5,653
Getty Realty Corp. REIT	203	5,629
Heartland Financial USA, Inc.	191	5,621
Palomar Holdings, Inc.*	110	5,583
Pathward Financial, Inc.	121	5,577
Alexander & Baldwin, Inc. REIT	328	5,487
Horace Mann Educators Corp.	186	5,465
Elme Communities REIT	398	5,429
Compass Diversified Holdings	286	5,368
Lakeland Financial Corp.	112	5,316
Stewart Information Services Corp.	121	5,300
Ladder Capital Corp. — Class A REIT	513	5,263
Westamerica BanCorp	118	5,104
Uniti Group, Inc. REIT	1,078	5,088
eXp World Holdings, Inc.	313	5,083
Provident Financial Services, Inc.	332	5,076
First BanCorp Puerto Rico	180	5,065
Trupanion, Inc.*	179	5,048
Encore Capital Group, Inc.*	105	5,015
Franklin BSP Realty Trust, Inc. REIT	376	4,978
National Bank Holdings Corp. — Class A	167	4,970
PennyMac Mortgage Investment Trust REIT	400	4,960
Employers Holdings, Inc.	121	4,834
Stock Yards Bancorp, Inc.	123	4,833
Empire State Realty Trust, Inc. — Class A REIT	598	4,808
Easterly Government Properties, Inc. REIT	419	4,789
S&T Bancorp, Inc.	176	4,766
Stellar Bancorp, Inc.	220	4,690
Hope Bancorp, Inc.	522	4,620
ProAssurance Corp.	244	4,609
FB Financial Corp.	161	4,566
Apartment Investment and Management Co. — Class A REIT*	671	4,563
Claros Mortgage Trust, Inc.	411	4,554
First Busey Corp.	235	4,517
TriCo Bancshares	141	4,516
Customers Bancorp, Inc.*	130	4,478
MFA Financial, Inc. REIT	463	4,449
Safety Insurance Group, Inc.	65	4,432
Avantax, Inc.*	173	4,425
Live Oak Bancshares, Inc.	152	4,400
ARMOUR Residential REIT, Inc.	1,032	4,386
WisdomTree, Inc.	625	4,375
National Western Life Group, Inc. — Class A	10	4,375
Argo Group International Holdings Ltd.	145	4,327
NETSTREIT Corp. REIT	277	4,316
AMERISAFE, Inc.	86	4,306
American Assets Trust, Inc. REIT	221	4,298
Veritex Holdings, Inc.	238	4,272
Sandy Spring Bancorp, Inc.	198	4,243
SiriusPoint Ltd.*	414	4,210
PacWest Bancorp	530	4,192
Victory Capital Holdings, Inc. — Class A	125	4,168
Hudson Pacific Properties, Inc. REIT	625	4,156
RPT Realty REIT	389	4,108
Centerspace REIT	68	4,098
Plymouth Industrial REIT, Inc.	194	4,064
Nicolet Bankshares, Inc.	58	4,047
Berkshire Hills Bancorp, Inc.	200	4,010
Newmark Group, Inc. — Class A	609	3,916
Compass, Inc. — Class A*	1,345	3,901
Peoples Bancorp, Inc.	153	3,883
Paramount Group, Inc. REIT	837	3,867
OceanFirst Financial Corp.	264	3,820
Southside Bancshares, Inc.	133	3,817
Origin Bancorp, Inc.	132	3,811
Preferred Bank/Los Angeles CA	61	3,797
Enact Holdings, Inc.	136	3,703
First Bancshares, Inc.	137	3,695
Ellington Financial, Inc. REIT	296	3,691
Redwood Trust, Inc. REIT	516	3,679
BrightSpire Capital, Inc. REIT	583	3,650
QCR Holdings, Inc.	75	3,639
Brookline Bancorp, Inc.	395	3,598
Patria Investments Ltd. — Class A	246	3,587
Lakeland Bancorp, Inc.	282	3,559
Safehold, Inc. REIT	197	3,507
New York Mortgage Trust, Inc. REIT	412	3,498

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Brandywine Realty Trust REIT	770	$3,496
UMH Properties, Inc. REIT	249	3,491
B Riley Financial, Inc.[1]	85	3,484
Community Healthcare Trust, Inc. REIT	116	3,445
German American Bancorp, Inc.	127	3,440
Mercury General Corp.	121	3,392
Redfin Corp.*	481	3,386
PRA Group, Inc.*	175	3,362
NexPoint Residential Trust, Inc. REIT	102	3,282
Bank First Corp.	42	3,240
Marcus & Millichap, Inc.	109	3,198
KKR Real Estate Finance Trust, Inc. REIT	267	3,169
1st Source Corp.	75	3,157
Dime Community Bancshares, Inc.	158	3,154
Piedmont Office Realty Trust, Inc. — Class A REIT	559	3,142
Anywhere Real Estate, Inc.*	488	3,138
Armada Hoffler Properties, Inc. REIT	305	3,123
Tompkins Financial Corp.	63	3,086
Banc of California, Inc.	247	3,058
ConnectOne Bancorp, Inc.	168	2,995
LendingClub Corp.*	482	2,940
Skyward Specialty Insurance Group, Inc.*	107	2,928
Dynex Capital, Inc. REIT	244	2,913
Eagle Bancorp, Inc.	133	2,853
Brightsphere Investment Group, Inc.	147	2,850
Capitol Federal Financial, Inc.	578	2,757
Summit Hotel Properties, Inc. REIT	474	2,749
Premier Financial Corp.	160	2,730
Peakstone Realty Trust REIT	163	2,712
Old Second Bancorp, Inc.	196	2,668
Lemonade, Inc.*	229	2,661
James River Group Holdings Ltd.	168	2,579
Heritage Financial Corp.	157	2,561
CBL & Associates Properties, Inc. REIT	122	2,560
AssetMark Financial Holdings, Inc.*	99	2,483
Global Medical REIT, Inc.	276	2,476
Ambac Financial Group, Inc.*	200	2,412
Community Trust Bancorp, Inc.	70	2,398
F&G Annuities & Life, Inc.	85	2,385
International Money Express, Inc.*	140	2,370
First Community Bankshares, Inc.	80	2,356
Universal Health Realty Income Trust REIT	58	2,345
First Mid Bancshares, Inc.	87	2,311
TrustCo Bank Corporation NY	84	2,292
Univest Financial Corp.	131	2,277
P10, Inc. — Class A	195	2,272
Heritage Commerce Corp.	268	2,270
Hanmi Financial Corp.	138	2,240
Ares Commercial Real Estate Corp. REIT	235	2,237
Farmland Partners, Inc. REIT	217	2,226
Gladstone Commercial Corp. REIT	182	2,213
Byline Bancorp, Inc.	112	2,208
Mercantile Bank Corp.	71	2,195
Diamond Hill Investment Group, Inc.	13	2,191
Gladstone Land Corp. REIT	152	2,163
World Acceptance Corp.*	17	2,160
Brookfield Business Corp. — Class A	118	2,133
Whitestone REIT — Class B	220	2,119
Cambridge Bancorp	34	2,118
TPG RE Finance Trust, Inc. REIT	313	2,107
Columbia Financial, Inc.*	134	2,105
Coastal Financial Corp.*	49	2,103
Diversified Healthcare Trust REIT	1,081	2,097
Chatham Lodging Trust REIT	218	2,086
Horizon Bancorp, Inc.	195	2,083
Business First Bancshares, Inc.	109	2,045
Amerant Bancorp, Inc.	117	2,040
CrossFirst Bankshares, Inc.*	202	2,038
Washington Trust Bancorp, Inc.	77	2,027
Central Pacific Financial Corp.	120	2,002
Merchants Bancorp	72	1,996
Peapack-Gladstone Financial Corp.	77	1,975
Midland States Bancorp, Inc.	96	1,972
Perella Weinberg Partners	193	1,965
Great Southern Bancorp, Inc.	41	1,965
Farmers National Banc Corp.	167	1,931
Applied Digital Corp.*	309	1,928
Invesco Mortgage Capital, Inc. REIT	190	1,902
United Fire Group, Inc.	95	1,876
Saul Centers, Inc. REIT	53	1,869
Camden National Corp.	65	1,834
Tiptree, Inc. — Class A	109	1,827
Alexander’s, Inc. REIT	10	1,822
HarborOne Bancorp, Inc.	190	1,809
Kearny Financial Corp.	259	1,795
First Financial Corp.	53	1,792
Capital City Bank Group, Inc.	60	1,790
American National Bankshares, Inc.	47	1,783
Northfield Bancorp, Inc.	188	1,777
Republic Bancorp, Inc. — Class A	39	1,718
RMR Group, Inc. — Class A	70	1,716
Metropolitan Bank Holding Corp.*	47	1,705
CNB Financial Corp.	94	1,702
Flushing Financial Corp.	128	1,681
Independent Bank Corp.	91	1,669
Metrocity Bankshares, Inc.	83	1,633
FRP Holdings, Inc.*	30	1,619
Equity Bancshares, Inc. — Class A	67	1,613
Universal Insurance Holdings, Inc.	115	1,612
Bar Harbor Bankshares	68	1,607
CTO Realty Growth, Inc. REIT	99	1,605
MBIA, Inc.*	219	1,579
HCI Group, Inc.	29	1,574
NewtekOne, Inc.	105	1,549
SmartFinancial, Inc.	72	1,539
HomeTrust Bancshares, Inc.	70	1,517
Orchid Island Capital, Inc. REIT	178	1,515
Southern Missouri Bancorp, Inc.	39	1,509
Alerus Financial Corp.	82	1,491
GCM Grosvenor, Inc. — Class A	188	1,459
FTAI Infrastructure, Inc.	448	1,443

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
South Plains Financial, Inc.	54	$1,428
Esquire Financial Holdings, Inc.	31	1,416
First Foundation, Inc.	232	1,411
Shore Bancshares, Inc.	134	1,410
Hersha Hospitality Trust — Class A REIT	142	1,400
One Liberty Properties, Inc. REIT	74	1,396
NerdWallet, Inc. — Class A*	155	1,378
Amalgamated Financial Corp.	80	1,378
Orion Office REIT, Inc.	259	1,349
Burke & Herbert Financial Services Corp.	29	1,347
Carter Bankshares, Inc.*	107	1,341
Northeast Bank	30	1,323
Hingham Institution For Savings	7	1,307
MidWestOne Financial Group, Inc.	64	1,301
Bank of Marin Bancorp	71	1,298
Mid Penn Bancorp, Inc.	64	1,288
Peoples Financial Services Corp.	32	1,283
Capstar Financial Holdings, Inc.	89	1,263
Greenlight Capital Re Ltd. — Class A*	117	1,257
Citizens & Northern Corp.	69	1,211
NexPoint Diversified Real Estate Trust REIT	139	1,211
ACNB Corp.	38	1,201
Sierra Bancorp	63	1,194
West BanCorp, Inc.	73	1,191
Enterprise Bancorp, Inc.	43	1,177
Five Star Bancorp	58	1,163
Financial Institutions, Inc.	69	1,161
MVB Financial Corp.	51	1,152
Summit Financial Group, Inc.	51	1,150
Postal Realty Trust, Inc. — Class A REIT	85	1,148
Arrow Financial Corp.	67	1,139
Granite Point Mortgage Trust, Inc. REIT	231	1,127
HBT Financial, Inc.	61	1,113
First of Long Island Corp.	96	1,105
Sculptor Capital Management, Inc.	95	1,102
Guaranty Bancshares, Inc.	38	1,090
Chicago Atlantic Real Estate Finance, Inc. REIT[1]	74	1,089
Civista Bancshares, Inc.	70	1,085
First Business Financial Services, Inc.	36	1,080
Farmers & Merchants Bancorp Incorporated/Archbold OH	61	1,069
Macatawa Bank Corp.	119	1,066
Home Bancorp, Inc.	33	1,052
First Bancorp, Inc.	44	1,034
RE/MAX Holdings, Inc. — Class A	79	1,022
BayCom Corp.	53	1,018
Red River Bancshares, Inc.	22	1,011
Forge Global Holdings, Inc.*	497	1,009
John Marshall Bancorp, Inc.	56	1,000
Fidelis Insurance Holdings Ltd.*	68	998
Donegal Group, Inc. — Class A	70	998
Regional Management Corp.	36	996
Orange County Bancorp, Inc.	23	993
Third Coast Bancshares, Inc.*	58	992
Northrim BanCorp, Inc.	25	990
RBB Bancorp	76	971
Orrstown Financial Services, Inc.	46	966
Alpine Income Property Trust, Inc. REIT	59	965
Fidelity D&D Bancorp, Inc.	21	953
Southern First Bancshares, Inc.*	35	943
Blue Foundry Bancorp*	112	937
FVCBankcorp, Inc.*	73	935
BRT Apartments Corp. REIT	54	933
Timberland Bancorp, Inc.	34	921
Middlefield Banc Corp.	36	915
Waterstone Financial, Inc.	83	909
Northeast Community Bancorp, Inc.	61	900
Office Properties Income Trust REIT	218	894
Investors Title Co.	6	889
FS Bancorp, Inc.	30	885
Bridgewater Bancshares, Inc.*	93	882
Legacy Housing Corp.*	45	873
AFC Gamma, Inc. REIT	74	869
Plumas Bancorp	25	854
Norwood Financial Corp.	33	850
Capital Bancorp, Inc.	44	842
Douglas Elliman, Inc.	367	829
Braemar Hotels & Resorts, Inc. REIT	297	823
eHealth, Inc.*	111	821
Citizens Financial Services, Inc.	17	815
C&F Financial Corp.	15	804
Codorus Valley Bancorp, Inc.	43	802
First Bank/Hamilton NJ	72	776
Unity Bancorp, Inc.	33	773
Greene County Bancorp, Inc.	32	770
Southern States Bancshares, Inc.	34	768
Parke Bancorp, Inc.	47	766
BCB Bancorp, Inc.	68	758
PCB Bancorp	49	757
Oak Valley Bancorp[1]	30	752
Ocwen Financial Corp.*	29	751
Primis Financial Corp.	92	750
Colony Bankcorp, Inc.	75	750
City Office REIT, Inc.	176	748
LendingTree, Inc.*	48	744
Star Holdings*	59	739
Ponce Financial Group, Inc.*	93	727
Maiden Holdings Ltd.*	411	723
Selectquote, Inc.*	617	722
Bit Digital, Inc.*,1	327	700
Stratus Properties, Inc.*	25	685
LCNB Corp.	48	685
Silvercrest Asset Management Group, Inc. — Class A	43	682
Princeton Bancorp, Inc.	23	667
AlTi Global, Inc.*	95	661
MainStreet Bancshares, Inc.	32	657
Bankwell Financial Group, Inc.	27	655
American Coastal Insurance Corp.*	89	655
Penns Woods Bancorp, Inc.	31	653
First Western Financial, Inc.*	36	653

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
National Bankshares, Inc.	26	$651
Ames National Corp.	39	647
Evans Bancorp, Inc.	24	643
HomeStreet, Inc.	82	639
Virginia National Bankshares Corp.	21	637
Atlanticus Holdings Corp.*	21	637
Central Valley Community Bancorp	45	635
Chemung Financial Corp.	16	634
ChoiceOne Financial Services, Inc.	32	628
Crawford & Co. — Class A	66	616
Nexpoint Real Estate Finance, Inc. REIT	37	605
ESSA Bancorp, Inc.[1]	39	585
First Community Corp.	33	570
Sterling Bancorp, Inc.*	95	555
USCB Financial Holdings, Inc.*	48	504
NI Holdings, Inc.*	37	476
Pioneer Bancorp, Inc.*	53	453
Angel Oak Mortgage REIT, Inc.	53	452
Velocity Financial, Inc.*	40	452
Maui Land & Pineapple Company, Inc.*	34	451
Security National Financial Corp. — Class A*	57	445
Luther Burbank Corp.	46	386
Bank7 Corp.	17	383
Consumer Portfolio Services, Inc.*	42	381
Hippo Holdings, Inc.*	47	375
Kingsway Financial Services, Inc.*	48	362
Blue Ridge Bankshares, Inc.	80	362
Finance of America Companies, Inc. — Class A*	242	310
Clipper Realty, Inc. REIT	58	300
Paysign, Inc.*	148	289
Transcontinental Realty Investors, Inc.*	9	276
SWK Holdings Corp.*	17	268
GoHealth, Inc. — Class A*	18	261
OppFi, Inc.*	49	124
American Realty Investors, Inc.*	7	102
Total Financial		2,121,955

Industrial - 4.0%
Chart Industries, Inc.*	191	32,302
Simpson Manufacturing Company, Inc.	193	28,913
UFP Industries, Inc.	271	27,750
Fabrinet*	166	27,659
Comfort Systems USA, Inc.	159	27,095
Applied Industrial Technologies, Inc.	174	26,902
Atkore, Inc.*	174	25,959
Fluor Corp.*	643	23,598
Novanta, Inc.*	161	23,094
Watts Water Technologies, Inc. — Class A	123	21,257
Exponent, Inc.	229	19,603
Casella Waste Systems, Inc. — Class A*	252	19,228
Badger Meter, Inc.	133	19,135
Mueller Industries, Inc.	253	19,015
Zurn Elkay Water Solutions Corp.	667	18,689
Franklin Electric Company, Inc.	208	18,560
Belden, Inc.	192	18,538
Boise Cascade Co.	179	18,444
EnerSys	186	17,609
Advanced Energy Industries, Inc.	170	17,530
Terex Corp.	304	17,516
GATX Corp.	160	17,413
AAON, Inc.	306	17,402
Summit Materials, Inc. — Class A*	538	16,753
SPX Technologies, Inc.*	199	16,199
Federal Signal Corp.	271	16,187
Arcosa, Inc.	219	15,746
John Bean Technologies Corp.	144	15,140
Cactus, Inc. — Class A	291	14,611
Moog, Inc. — Class A	128	14,459
Vishay Intertechnology, Inc.	584	14,436
Matson, Inc.	161	14,284
Sanmina Corp.*	261	14,167
Hillenbrand, Inc.	313	13,243
Encore Wire Corp.	72	13,137
AeroVironment, Inc.*	113	12,603
Itron, Inc.*	206	12,479
Knife River Corp.*	255	12,452
Albany International Corp. — Class A	141	12,165
ESCO Technologies, Inc.	116	12,115
CSW Industrials, Inc.	69	12,092
Scorpio Tankers, Inc.	222	12,015
Kadant, Inc.	53	11,954
O-I Glass, Inc.*	703	11,761
Bloom Energy Corp. — Class A*	872	11,563
Plexus Corp.*	124	11,530
EnPro Industries, Inc.	95	11,513
Dycom Industries, Inc.*	129	11,481
Frontdoor, Inc.*	373	11,410
Werner Enterprises, Inc.	287	11,179
Hub Group, Inc. — Class A*	142	11,153
Golar LNG Ltd.	459	11,135
ArcBest Corp.	109	11,080
Modine Manufacturing Co.*	233	10,660
Energizer Holdings, Inc.	324	10,381
RXO, Inc.*	526	10,378
MYR Group, Inc.*	74	9,972
Sterling Infrastructure, Inc.*	135	9,920
Materion Corp.	93	9,478
Masonite International Corp.*	100	9,322
Gibraltar Industries, Inc.*	138	9,316
AAR Corp.*	156	9,287
Kennametal, Inc.	365	9,081
NEXTracker, Inc. — Class A*	224	8,996
Trinity Industries, Inc.	368	8,961
Mueller Water Products, Inc. — Class A	703	8,914
Worthington Industries, Inc.	139	8,593
Kratos Defense & Security Solutions, Inc.*	567	8,516
OSI Systems, Inc.*	72	8,499
International Seaways, Inc.	184	8,280
Helios Technologies, Inc.	148	8,211
Forward Air Corp.	118	8,111
Joby Aviation, Inc.*	1,255	8,095

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Griffon Corp.	199	$7,894
Primoris Services Corp.	240	7,855
Enovix Corp.*	620	7,781
Alamo Group, Inc.	45	7,779
Standex International Corp.	53	7,721
Granite Construction, Inc.	200	7,604
Barnes Group, Inc.	222	7,541
Greif, Inc. — Class A	110	7,349
Hillman Solutions Corp.*	880	7,260
Masterbrand, Inc.*	587	7,132
PGT Innovations, Inc.*	256	7,104
Mirion Technologies, Inc.*	907	6,775
Enerpac Tool Group Corp.	254	6,714
Construction Partners, Inc. — Class A*	182	6,654
DHT Holdings, Inc.	621	6,396
World Kinect Corp.	279	6,258
Tennant Co.	84	6,229
Knowles Corp.*	407	6,028
NV5 Global, Inc.*	62	5,966
TTM Technologies, Inc.*	463	5,963
CTS Corp.	142	5,927
Vicor Corp.*	100	5,889
Lindsay Corp.	50	5,884
SFL Corporation Ltd.	521	5,809
American Woodmark Corp.*	74	5,595
Rocket Lab USA, Inc.*,1	1,262	5,528
Greenbrier Companies, Inc.	138	5,520
Energy Recovery, Inc.*	252	5,345
Air Transport Services Group, Inc.*	255	5,322
Marten Transport Ltd.	263	5,184
JELD-WEN Holding, Inc.*	385	5,144
CIRCOR International, Inc.*	92	5,129
AZZ, Inc.	112	5,105
Astec Industries, Inc.	103	4,852
Apogee Enterprises, Inc.	100	4,708
TriMas Corp.	188	4,655
Teekay Tankers Ltd. — Class A	108	4,496
Columbus McKinnon Corp.	128	4,468
Golden Ocean Group Ltd.	557	4,389
Chase Corp.	34	4,326
TimkenSteel Corp.*	197	4,279
Dorian LPG Ltd.	145	4,166
Thermon Group Holdings, Inc.*	151	4,148
Sturm Ruger & Company, Inc.	79	4,117
Janus International Group, Inc.*	384	4,109
FLEX LNG Ltd.	135	4,072
Ichor Holdings Ltd.*	129	3,994
Benchmark Electronics, Inc.	160	3,882
Nordic American Tankers Ltd.	929	3,827
Leonardo DRS, Inc.*	228	3,808
Montrose Environmental Group, Inc.*	126	3,687
Archer Aviation, Inc. — Class A*,1	690	3,491
Gorman-Rupp Co.	104	3,422
Powell Industries, Inc.	41	3,399
GrafTech International Ltd.	877	3,359
Heritage-Crystal Clean, Inc.*	71	3,220
Napco Security Technologies, Inc.	143	3,182
Proto Labs, Inc.*	119	3,142
Heartland Express, Inc.	212	3,114
Ryerson Holding Corp.	102	2,967
Myers Industries, Inc.	165	2,958
Kimball Electronics, Inc.*	108	2,957
PureCycle Technologies, Inc.*	526	2,951
Insteel Industries, Inc.	85	2,759
Clearwater Paper Corp.*	76	2,755
Smith & Wesson Brands, Inc.	207	2,672
Genco Shipping & Trading Ltd.	190	2,658
Xometry, Inc. — Class A*	154	2,615
Argan, Inc.	57	2,595
Enviri Corp.*	357	2,577
LSB Industries, Inc.*	249	2,547
Olympic Steel, Inc.	45	2,529
Kaman Corp.	127	2,495
CryoPort, Inc.*	182	2,495
Evolv Technologies Holdings, Inc.*	510	2,479
IES Holdings, Inc.*	37	2,437
Ardmore Shipping Corp.	186	2,420
Mesa Laboratories, Inc.	23	2,417
Stoneridge, Inc.*	120	2,408
Manitowoc Company, Inc.*	158	2,378
Great Lakes Dredge & Dock Corp.*	297	2,367
Cadre Holdings, Inc.	88	2,345
DXP Enterprises, Inc.*	65	2,271
Bel Fuse, Inc. — Class B	47	2,243
Triumph Group, Inc.*	292	2,237
Ducommun, Inc.*	51	2,219
Li-Cycle Holdings Corp.*,1	624	2,215
Hyster-Yale Materials Handling, Inc.	49	2,184
SmartRent, Inc.*	834	2,177
CECO Environmental Corp.*	134	2,140
Costamare, Inc.	219	2,107
nLight, Inc.*	200	2,080
Aspen Aerogels, Inc.*	231	1,987
LSI Industries, Inc.	118	1,874
Astronics Corp.*	118	1,871
Teekay Corp.*	302	1,863
GoPro, Inc. — Class A*	585	1,837
NVE Corp.	22	1,807
Allient, Inc.	58	1,793
Eagle Bulk Shipping, Inc.[1]	42	1,765
MicroVision, Inc.*	800	1,752
AerSale Corp.*	116	1,733
Covenant Logistics Group, Inc. — Class A	39	1,710
National Presto Industries, Inc.	23	1,667
Luxfer Holdings plc	124	1,618
Atmus Filtration Technologies, Inc.*,1	74	1,543
Greif, Inc. — Class B	23	1,531
Tutor Perini Corp.*	192	1,504
Pactiv Evergreen, Inc.	181	1,471
Northwest Pipe Co.*	45	1,358
Limbach Holdings, Inc.*	42	1,333
Park Aerospace Corp.	84	1,305

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
FARO Technologies, Inc.*	85	$1,295
Bowman Consulting Group Ltd.*	45	1,261
NuScale Power Corp.*	242	1,186
Omega Flex, Inc.	15	1,181
Overseas Shipholding Group, Inc. — Class A*	261	1,146
Babcock & Wilcox Enterprises, Inc.*	266	1,120
Eastman Kodak Co.*	258	1,086
Comtech Telecommunications Corp.	123	1,076
Ranpak Holdings Corp.*	196	1,066
Concrete Pumping Holdings, Inc.*	117	1,004
Core Molding Technologies, Inc.*	35	997
Safe Bulkers, Inc.	304	985
Pangaea Logistics Solutions Ltd.	165	970
Radiant Logistics, Inc.*	167	944
Daseke, Inc.*	183	939
Pure Cycle Corp.*	88	845
AMMO, Inc.*	408	824
Iteris, Inc.*	193	799
Universal Logistics Holdings, Inc.	31	781
ESS Tech, Inc.*,1	413	776
Park-Ohio Holdings Corp.	38	757
Eve Holding, Inc.*	82	680
Gencor Industries, Inc.*	48	678
908 Devices, Inc.*	99	659
Turtle Beach Corp.*	71	644
Tredegar Corp.	119	644
Blink Charging Co.*,1	209	639
PAM Transportation Services, Inc.*	28	603
Karat Packaging, Inc.	26	600
Willis Lease Finance Corp.*	13	550
Mayville Engineering Company, Inc.*	50	548
Mistras Group, Inc.*	94	512
Latham Group, Inc.*	176	493
LanzaTech Global, Inc.*	93	434
SKYX Platforms Corp.*	257	365
Intevac, Inc.*	115	358
INNOVATE Corp.*	208	337
374Water, Inc.*	268	332
Sight Sciences, Inc.*	98	330
Charge Enterprises, Inc.*	609	303
Transphorm, Inc.*	122	271
Akoustis Technologies, Inc.*	313	236
Himalaya Shipping Ltd.*	39	188
NL Industries, Inc.	38	181
Amprius Technologies, Inc.*	24	114
Redwire Corp.*	36	104
Southland Holdings, Inc.*	17	103
Total Industrial		1,536,840

Consumer, Cyclical - 3.0%
Light & Wonder, Inc. — Class A*	411	29,317
Asbury Automotive Group, Inc.*	93	21,397
Taylor Morrison Home Corp. — Class A*	474	20,197
Meritage Homes Corp.	164	20,072
Fox Factory Holding Corp.*	192	19,023
Beacon Roofing Supply, Inc.*	244	18,829
Carvana Co.*,1	432	18,135
Visteon Corp.*	127	17,535
FirstCash Holdings, Inc.	170	17,065
Group 1 Automotive, Inc.	63	16,929
Academy Sports & Outdoors, Inc.	338	15,977
Adient plc*	430	15,781
Goodyear Tire & Rubber Co.*	1,269	15,774
Skyline Champion Corp.*	241	15,357
KB Home	326	15,087
Hilton Grand Vacations, Inc.*	368	14,978
International Game Technology plc	489	14,826
Signet Jewelers Ltd.	201	14,434
American Eagle Outfitters, Inc.	827	13,736
Installed Building Products, Inc.	107	13,363
LCI Industries	112	13,151
Abercrombie & Fitch Co. — Class A*	221	12,458
Tri Pointe Homes, Inc.*	449	12,280
GMS, Inc.*	185	11,834
Rush Enterprises, Inc. — Class A	282	11,514
UniFirst Corp.	68	11,085
Kontoor Brands, Inc.	252	11,065
MDC Holdings, Inc.	266	10,967
Boot Barn Holdings, Inc.*	134	10,879
Steven Madden Ltd.	341	10,834
Resideo Technologies, Inc.*	663	10,475
Cavco Industries, Inc.*	39	10,361
M/I Homes, Inc.*	122	10,253
Papa John’s International, Inc.	148	10,097
Veritiv Corp.	59	9,965
Shake Shack, Inc. — Class A*	171	9,930
Bloomin’ Brands, Inc.	397	9,762
Urban Outfitters, Inc.*	289	9,447
LGI Homes, Inc.*	94	9,352
Cinemark Holdings, Inc.*	498	9,138
Dorman Products, Inc.*	119	9,015
Topgolf Callaway Brands Corp.*	651	9,010
Red Rock Resorts, Inc. — Class A	215	8,815
PriceSmart, Inc.	117	8,708
Dana, Inc.	590	8,655
Century Communities, Inc.	129	8,615
Vista Outdoor, Inc.*	255	8,446
MillerKnoll, Inc.	344	8,411
SkyWest, Inc.*	198	8,304
Spirit Airlines, Inc.	497	8,201
Gentherm, Inc.*	150	8,139
XPEL, Inc.*	102	7,865
Winnebago Industries, Inc.	132	7,847
Six Flags Entertainment Corp.*	327	7,688
SeaWorld Entertainment, Inc.*	164	7,585
Acushnet Holdings Corp.	141	7,479
Sonos, Inc.*	575	7,423
OPENLANE, Inc.*	489	7,296
Patrick Industries, Inc.	97	7,281
HNI Corp.	209	7,237
Atlanta Braves Holdings, Inc. — Class C*	198	7,074
JetBlue Airways Corp.*	1,490	6,854

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
ODP Corp.*	148	$6,830
Cracker Barrel Old Country Store, Inc.	100	6,720
Cheesecake Factory, Inc.	220	6,666
Oxford Industries, Inc.	68	6,537
Foot Locker, Inc.	372	6,454
Madison Square Garden Entertainment Corp.*	196	6,450
Jack in the Box, Inc.	93	6,423
H&E Equipment Services, Inc.	146	6,306
Brinker International, Inc.*	199	6,286
Hanesbrands, Inc.	1,586	6,281
La-Z-Boy, Inc.	197	6,083
Dave & Buster’s Entertainment, Inc.*	163	6,042
Fisker, Inc.*,1	888	5,701
National Vision Holdings, Inc.*	352	5,695
Luminar Technologies, Inc.*,1	1,233	5,610
Allegiant Travel Co. — Class A	72	5,534
Dillard’s, Inc. — Class A	16	5,293
Sovos Brands, Inc.*	230	5,187
Sweetgreen, Inc. — Class A*	437	5,135
Warby Parker, Inc. — Class A*	384	5,053
Everi Holdings, Inc.*	382	5,050
Green Brick Partners, Inc.*	119	4,940
Winmark Corp.	13	4,851
Nu Skin Enterprises, Inc. — Class A	226	4,793
iRobot Corp.*	124	4,700
G-III Apparel Group Ltd.*	186	4,635
Buckle, Inc.	138	4,608
Leslie’s, Inc.*	804	4,551
Wabash National Corp.	215	4,541
Caleres, Inc.	157	4,515
Malibu Boats, Inc. — Class A*	92	4,510
Steelcase, Inc. — Class A	399	4,457
Sphere Entertainment Co.*	118	4,385
OneSpaWorld Holdings Ltd.*	376	4,219
Nikola Corp.*,1	2,686	4,217
Lions Gate Entertainment Corp. — Class B*	524	4,124
Sally Beauty Holdings, Inc.*	486	4,073
Chico’s FAS, Inc.*	542	4,054
indie Semiconductor, Inc. — Class A*	624	3,931
IMAX Corp.*	203	3,922
MRC Global, Inc.*	380	3,895
Camping World Holdings, Inc. — Class A	189	3,857
Monarch Casino & Resort, Inc.	61	3,788
American Axle & Manufacturing Holdings, Inc.*	517	3,753
Methode Electronics, Inc.	160	3,656
Dine Brands Global, Inc.	71	3,511
ScanSource, Inc.*	114	3,455
Sonic Automotive, Inc. — Class A	71	3,391
Beazer Homes USA, Inc.*	133	3,313
BlueLinx Holdings, Inc.*	40	3,284
Aurora Innovation, Inc.*	1,376	3,234
Standard Motor Products, Inc.	96	3,228
MarineMax, Inc.*	97	3,184
Titan International, Inc.*	237	3,183
Golden Entertainment, Inc.	92	3,144
Ethan Allen Interiors, Inc.	103	3,080
Douglas Dynamics, Inc.	102	3,078
Life Time Group Holdings, Inc.*	202	3,072
Portillo’s, Inc. — Class A*	192	2,955
Clean Energy Fuels Corp.*	768	2,941
VSE Corp.	58	2,926
Chuy’s Holdings, Inc.*	82	2,918
Wolverine World Wide, Inc.	352	2,837
Designer Brands, Inc. — Class A	223	2,823
Guess?, Inc.	130	2,813
PC Connection, Inc.	52	2,776
Hibbett, Inc.	57	2,708
Accel Entertainment, Inc.*	244	2,672
Arko Corp.	373	2,667
Hudson Technologies, Inc.*	198	2,634
Interface, Inc. — Class A	259	2,541
Sun Country Airlines Holdings, Inc.*	171	2,538
A-Mark Precious Metals, Inc.	86	2,522
Titan Machinery, Inc.*	93	2,472
Dream Finders Homes, Inc. — Class A*	110	2,445
BJ’s Restaurants, Inc.*	103	2,416
Sleep Number Corp.*	97	2,385
America’s Car-Mart, Inc.*	26	2,366
RCI Hospitality Holdings, Inc.	39	2,366
Shyft Group, Inc.	156	2,335
REV Group, Inc.	143	2,288
Super Group SGHC Ltd.*,1	617	2,277
Lions Gate Entertainment Corp. — Class A*	264	2,239
Hovnanian Enterprises, Inc. — Class A*	22	2,237
Forestar Group, Inc.*	83	2,236
Savers Value Village, Inc.*	117	2,184
Denny’s Corp.*	247	2,092
Virgin Galactic Holdings, Inc.*,1	1,143	2,057
Global Industrial Co.	59	1,977
Miller Industries, Inc.	50	1,961
Rush Enterprises, Inc. — Class B	42	1,902
Haverty Furniture Companies, Inc.	66	1,899
Movado Group, Inc.	69	1,887
Xperi, Inc.*	191	1,883
Vizio Holding Corp. — Class A*	343	1,856
Shoe Carnival, Inc.	76	1,826
Bluegreen Vacations Holding Corp.	49	1,797
Build-A-Bear Workshop, Inc. — Class A	60	1,765
Atlanta Braves Holdings, Inc. — Class A*,1	45	1,758
MasterCraft Boat Holdings, Inc.*	79	1,755
Bally’s Corp.*	133	1,744
Xponential Fitness, Inc. — Class A*	112	1,736
First Watch Restaurant Group, Inc.*	100	1,729
Kura Sushi USA, Inc. — Class A*	26	1,719
Marcus Corp.	110	1,705
Genesco, Inc.*	55	1,695
Blue Bird Corp.*	79	1,687
EVgo, Inc.*,1	460	1,555

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Daktronics, Inc.*	170	$1,516
Hawaiian Holdings, Inc.*	231	1,462
Children’s Place, Inc.*	54	1,460
Solid Power, Inc.*	701	1,416
OneWater Marine, Inc. — Class A*	52	1,332
Rush Street Interactive, Inc.*	285	1,317
Johnson Outdoors, Inc. — Class A	24	1,313
ThredUp, Inc. — Class A*	325	1,303
SES AI Corp.*	565	1,283
Zumiez, Inc.*	72	1,282
Bowlero Corp. — Class A*,1	133	1,279
Lovesac Co.*	63	1,255
Funko, Inc. — Class A*	157	1,201
Holley, Inc.*	239	1,193
Destination XL Group, Inc.*	264	1,183
TuSimple Holdings, Inc. — Class A*	747	1,165
El Pollo Loco Holdings, Inc.	129	1,155
Lindblad Expeditions Holdings, Inc.*	158	1,138
Commercial Vehicle Group, Inc.*	145	1,125
Carrols Restaurant Group, Inc.*	166	1,094
Cooper-Standard Holdings, Inc.*	76	1,020
Clarus Corp.	132	998
Hooker Furnishings Corp.	50	973
PetMed Express, Inc.	93	953
Potbelly Corp.*	118	920
Microvast Holdings, Inc.*	476	900
Frontier Group Holdings, Inc.*	172	832
Tilly’s, Inc. — Class A*	101	820
Global Business Travel Group I*	146	803
Hyliion Holdings Corp.*	668	788
Vera Bradley, Inc.*	119	787
GrowGeneration Corp.*	266	777
Sportsman’s Warehouse Holdings, Inc.*	171	768
Snap One Holdings Corp.*	83	767
Tile Shop Holdings, Inc.*	130	714
Escalade, Inc.	45	689
Weyco Group, Inc.	27	684
Big 5 Sporting Goods Corp.[1]	97	680
Fiesta Restaurant Group, Inc.*	80	677
Big Lots, Inc.	129	659
Full House Resorts, Inc.*	149	636
Century Casinos, Inc.*	124	636
J Jill, Inc.*	21	622
JAKKS Pacific, Inc.*	33	614
Cato Corp. — Class A	79	605
Red Robin Gourmet Burgers, Inc.*	72	579
Reservoir Media, Inc.*	90	549
Landsea Homes Corp.*	61	548
ONE Group Hospitality, Inc.*	99	544
Marine Products Corp.	38	540
EVI Industries, Inc.*	21	521
Biglari Holdings, Inc. — Class B*	3	498
Rocky Brands, Inc.	32	470
Noodles & Co.*	182	448
Fossil Group, Inc.*	215	443
Traeger, Inc.*	159	434
Lazydays Holdings, Inc.*	57	433
VOXX International Corp. — Class A*	53	423
Purple Innovation, Inc.	247	422
Duluth Holdings, Inc. — Class B*	61	367
Livewire Group, Inc.*	50	346
Workhorse Group, Inc.*,1	751	311
Aeva Technologies, Inc.*	360	275
Envela Corp.*	34	161
United Homes Group, Inc.*	28	157
CompX International, Inc.	7	130
Torrid Holdings, Inc.*	55	122
Dragonfly Energy Holdings Corp.*	69	106
Loop Media, Inc.*	165	82
Liberty TripAdvisor Holdings, Inc. — Class B*	2	59
Qurate Retail, Inc. — Class B*	6	46
Total Consumer, Cyclical		1,174,385

Technology - 2.9%
Super Micro Computer, Inc.*	210	57,313
Onto Innovation, Inc.*	221	28,182
SPS Commerce, Inc.*	165	28,151
Rambus, Inc.*	491	27,393
Qualys, Inc.*	168	25,628
Axcelis Technologies, Inc.*	147	23,968
Tenable Holdings, Inc.*	514	23,027
Workiva, Inc.*	221	22,396
Duolingo, Inc.*	129	21,397
Maximus, Inc.	275	20,537
ExlService Holdings, Inc.*	730	20,469
MACOM Technology Solutions Holdings, Inc.*	245	19,987
Power Integrations, Inc.	256	19,535
Insight Enterprises, Inc.*	129	18,770
Silicon Laboratories, Inc.*	143	16,572
MicroStrategy, Inc. — Class A*	50	16,414
Diodes, Inc.*	204	16,083
Synaptics, Inc.*	178	15,920
Appfolio, Inc. — Class A*	87	15,889
Box, Inc. — Class A*	638	15,446
Altair Engineering, Inc. — Class A*	243	15,202
Varonis Systems, Inc.*	492	15,026
Freshworks, Inc. — Class A*	733	14,601
Blackline, Inc.*	255	14,145
Blackbaud, Inc.*	197	13,853
Evolent Health, Inc. — Class A*	498	13,561
CommVault Systems, Inc.*	199	13,454
Rapid7, Inc.*	272	12,452
Kulicke & Soffa Industries, Inc.	251	12,206
FormFactor, Inc.*	349	12,194
Verra Mobility Corp.*	632	11,818
Privia Health Group, Inc.*	499	11,477
ACI Worldwide, Inc.*	491	11,077
Braze, Inc. — Class A*	236	11,028
IonQ, Inc.*	728	10,833
Sprout Social, Inc. — Class A*	216	10,774
Amkor Technology, Inc.	464	10,486

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Progress Software Corp.	197	$10,358
Fastly, Inc. — Class A*	537	10,294
Parsons Corp.*	187	10,163
Envestnet, Inc.*	227	9,995
SiTime Corp.*	78	8,912
Ambarella, Inc.*	165	8,750
ACV Auctions, Inc. — Class A*	575	8,729
PagerDuty, Inc.*	386	8,681
NetScout Systems, Inc.*	309	8,658
Appian Corp. — Class A*	186	8,483
Xerox Holdings Corp.	520	8,158
MaxLinear, Inc. — Class A*	338	7,521
Semtech Corp.*	289	7,442
Cohu, Inc.*	211	7,267
CSG Systems International, Inc.	141	7,208
Clear Secure, Inc. — Class A	377	7,178
PROS Holdings, Inc.*	202	6,993
Schrodinger Incorporated/United States*	247	6,983
DigitalOcean Holdings, Inc.*	287	6,897
C3.ai, Inc. — Class A*,1	265	6,763
Asana, Inc. — Class A*	360	6,592
Veeco Instruments, Inc.*	230	6,465
Verint Systems, Inc.*	281	6,460
Veradigm, Inc.*	488	6,412
AvidXchange Holdings, Inc.*	676	6,409
Donnelley Financial Solutions, Inc.*	112	6,303
Agilysys, Inc.*	91	6,021
Apollo Medical Holdings, Inc.*	194	5,985
Ultra Clean Holdings, Inc.*	201	5,964
NextGen Healthcare, Inc.*	245	5,814
PowerSchool Holdings, Inc. — Class A*	254	5,756
Impinj, Inc.*	104	5,723
Jamf Holding Corp.*	316	5,581
Photronics, Inc.*	276	5,578
Aehr Test Systems*	117	5,347
SMART Global Holdings, Inc.*	219	5,333
Adeia, Inc.	484	5,169
Zeta Global Holdings Corp. — Class A*	607	5,068
AvePoint, Inc.*	694	4,664
PAR Technology Corp.*	121	4,663
Zuora, Inc. — Class A*	560	4,614
PDF Solutions, Inc.*	139	4,504
Phreesia, Inc.*	231	4,315
Digi International, Inc.*	159	4,293
Avid Technology, Inc.*	154	4,138
Model N, Inc.*	169	4,125
Everbridge, Inc.*	184	4,125
N-able, Inc.*	317	4,089
EngageSmart, Inc.*	220	3,958
Sapiens International Corporation N.V.	139	3,952
ACM Research, Inc. — Class A*	218	3,947
Cerence, Inc.*	183	3,728
Amplitude, Inc. — Class A*	306	3,540
E2open Parent Holdings, Inc.*	765	3,473
Intapp, Inc.*	99	3,318
Alkami Technology, Inc.*	179	3,261
Navitas Semiconductor Corp.*	462	3,211
Alpha & Omega Semiconductor Ltd.*	105	3,133
Yext, Inc.*	484	3,064
Grid Dynamics Holdings, Inc.*	251	3,057
Simulations Plus, Inc.	72	3,002
BigCommerce Holdings, Inc.*	304	3,000
Olo, Inc. — Class A*	468	2,836
3D Systems Corp.*	577	2,833
Conduent, Inc.*	779	2,711
Alignment Healthcare, Inc.*	385	2,672
Digital Turbine, Inc.*	428	2,589
Integral Ad Science Holding Corp.*	216	2,568
Health Catalyst, Inc.*	253	2,560
Cardlytics, Inc.*	153	2,525
Matterport, Inc.*	1,135	2,463
Vimeo, Inc.*	689	2,439
Outset Medical, Inc.*	224	2,437
Corsair Gaming, Inc.*	167	2,427
Pitney Bowes, Inc.	794	2,398
PubMatic, Inc. — Class A*	196	2,372
TTEC Holdings, Inc.	88	2,307
Consensus Cloud Solutions, Inc.*	90	2,266
Instructure Holdings, Inc.*	88	2,235
SolarWinds Corp.*	231	2,181
Digimarc Corp.*	64	2,079
Mitek Systems, Inc.*	193	2,069
CEVA, Inc.*	105	2,036
MeridianLink, Inc.*	119	2,030
Cricut, Inc. — Class A	216	2,007
Planet Labs PBC*	757	1,968
OneSpan, Inc.*	181	1,946
Vishay Precision Group, Inc.*	56	1,881
Desktop Metal, Inc. — Class A*	1,269	1,853
Daily Journal Corp.*	6	1,764
Thoughtworks Holding, Inc.*	419	1,710
American Software, Inc. — Class A	144	1,650
Definitive Healthcare Corp.*	204	1,630
Cantaloupe, Inc.*	259	1,619
Domo, Inc. — Class B*	139	1,364
Sharecare, Inc.*	1,388	1,305
8x8, Inc.*	512	1,290
NextNav, Inc.*	245	1,259
SoundHound AI, Inc. — Class A*,1	622	1,250
Playstudios, Inc.*	387	1,231
SEMrush Holdings, Inc. — Class A*	142	1,207
Weave Communications, Inc.*	148	1,206
Bandwidth, Inc. — Class A*	106	1,195
Ebix, Inc.	120	1,186
Inspired Entertainment, Inc.*	98	1,172
LivePerson, Inc.*	287	1,116
PlayAGS, Inc.*	167	1,089
EverCommerce, Inc.*	106	1,063
Enfusion, Inc. — Class A*	116	1,041
Unisys Corp.*	301	1,038
Computer Programs and Systems, Inc.*	65	1,036
Red Violet, Inc.*	50	1,001

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Innodata, Inc.*	114	$972
Vuzix Corp.*,1	267	969
Immersion Corp.	142	939
ON24, Inc.	148	937
Outbrain, Inc.*	186	906
Climb Global Solutions, Inc.	19	817
Asure Software, Inc.*	86	814
Expensify, Inc. — Class A*	250	813
IBEX Holdings Ltd.*	49	757
inTEST Corp.*	49	743
CS Disco, Inc.*	102	677
Rackspace Technology, Inc.*	285	670
CoreCard Corp.*	33	660
Kaltura, Inc.*	376	650
HireRight Holdings Corp.*	68	647
Brightcove, Inc.*	195	642
Velo3D, Inc.*	403	629
Atomera, Inc.*	96	601
eGain Corp.*	97	595
Richardson Electronics Ltd.	54	590
Tingo Group, Inc.*,1	552	566
Rimini Street, Inc.*	221	486
SkyWater Technology, Inc.*	80	482
Viant Technology, Inc. — Class A*	65	364
LiveVox Holdings, Inc.*	101	337
Skillsoft Corp.*	362	321
Veritone, Inc.*	119	307
BigBear.ai Holdings, Inc.*	121	183
System1, Inc.*	112	136
Presto Automation, Inc.*	14	20
CXApp, Inc.*	9	16
Total Technology		1,140,207

Energy - 2.2%
ChampionX Corp.	897	31,951
Chord Energy Corp.	189	30,631
Matador Resources Co.	511	30,394
Murphy Oil Corp.	670	30,385
Weatherford International plc*	321	28,996
PBF Energy, Inc. — Class A	513	27,461
Noble Corporation plc	499	25,274
Civitas Resources, Inc.	312	25,231
Denbury, Inc.*	228	22,346
Patterson-UTI Energy, Inc.	1,593	22,047
SM Energy Co.	541	21,451
Valaris Ltd.*	277	20,769
Magnolia Oil & Gas Corp. — Class A	826	18,924
Helmerich & Payne, Inc.	439	18,508
Equitrans Midstream Corp.	1,968	18,440
California Resources Corp.	325	18,203
Permian Resources Corp.	1,244	17,366
Kosmos Energy Ltd.*	2,057	16,826
CNX Resources Corp.*	717	16,190
CONSOL Energy, Inc.	151	15,841
Tidewater, Inc.*	215	15,280
Array Technologies, Inc.*	682	15,134
Northern Oil and Gas, Inc.	369	14,845
Peabody Energy Corp.	564	14,658
Alpha Metallurgical Resources, Inc.	56	14,545
Shoals Technologies Group, Inc. — Class A*	776	14,162
Arch Resources, Inc.	82	13,994
Liberty Energy, Inc. — Class A	748	13,853
Warrior Met Coal, Inc.	234	11,953
Oceaneering International, Inc.*	455	11,703
Callon Petroleum Co.*	277	10,836
Seadrill Ltd.*	229	10,257
Expro Group Holdings N.V.*	399	9,269
Par Pacific Holdings, Inc.*	250	8,985
Sitio Royalties Corp. — Class A	365	8,837
Delek US Holdings, Inc.	294	8,353
Talos Energy, Inc.*	496	8,154
Archrock, Inc.	629	7,925
Green Plains, Inc.*	263	7,916
Helix Energy Solutions Group, Inc.*	651	7,272
Borr Drilling Ltd.*	990	7,029
Diamond Offshore Drilling, Inc.*	461	6,767
NOW, Inc.*	480	5,698
Gulfport Energy Corp.*	45	5,340
Earthstone Energy, Inc. — Class A*	259	5,242
Core Laboratories, Inc.	212	5,090
Nabors Industries Ltd.*	41	5,049
US Silica Holdings, Inc.*	341	4,788
Sunnova Energy International, Inc.*,1	457	4,785
ProPetro Holding Corp.*	446	4,741
Comstock Resources, Inc.	416	4,589
CVR Energy, Inc.	134	4,560
Dril-Quip, Inc.*	154	4,338
Vital Energy, Inc.*	76	4,212
Fluence Energy, Inc.*	178	4,092
SunCoke Energy, Inc.	378	3,837
TETRA Technologies, Inc.*	567	3,617
RPC, Inc.	385	3,442
Bristow Group, Inc.*	107	3,014
Select Water Solutions, Inc. — Class A	366	2,910
SilverBow Resources, Inc.*	80	2,862
REX American Resources Corp.*	70	2,850
Berry Corp.	345	2,829
Tellurian, Inc.*	2,401	2,785
Montauk Renewables, Inc.*	302	2,751
Stem, Inc.*,1	644	2,731
Kinetik Holdings, Inc. — Class A	78	2,633
Vitesse Energy, Inc.	113	2,587
SunPower Corp. — Class A*	395	2,437
Oil States International, Inc.*	285	2,385
FuelCell Energy, Inc.*,1	1,844	2,360
Newpark Resources, Inc.*	337	2,329
SandRidge Energy, Inc.	144	2,255
Crescent Energy Co. — Class A	173	2,187
DMC Global, Inc.*	88	2,153
VAALCO Energy, Inc.	488	2,142
W&T Offshore, Inc.*	445	1,949
Cleanspark, Inc.*	498	1,897

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
AESI Holdings, Inc. — Class A	74	$1,645
Hallador Energy Co.*	103	1,485
Solaris Oilfield Infrastructure, Inc. — Class A	139	1,482
Excelerate Energy, Inc. — Class A	82	1,397
Aris Water Solutions, Inc. — Class A	135	1,347
Maxeon Solar Technologies Ltd.*	114	1,321
Vertex Energy, Inc.*	294	1,308
Riley Exploration Permian, Inc.	40	1,272
Gevo, Inc.*	1,058	1,259
Kodiak Gas Services, Inc.*	69	1,234
Amplify Energy Corp.*	164	1,205
ProFrac Holding Corp. — Class A*	109	1,186
Energy Vault Holdings, Inc.*	444	1,132
Eneti, Inc.	112	1,129
Ramaco Resources, Inc. — Class A	102	1,121
Enviva, Inc.	142	1,061
Ring Energy, Inc.*	543	1,059
Forum Energy Technologies, Inc.*	44	1,057
Eos Energy Enterprises, Inc.*,1	487	1,047
Ranger Energy Services, Inc.	70	993
Evolution Petroleum Corp.	143	978
FutureFuel Corp.	118	846
HighPeak Energy, Inc.	48	810
Granite Ridge Resources, Inc.	118	720
NextDecade Corp.*	139	712
KLX Energy Services Holdings, Inc.*	57	675
NACCO Industries, Inc. — Class A	19	666
TPI Composites, Inc.*	190	504
Mammoth Energy Services, Inc.*	105	487
Empire Petroleum Corp.*	46	443
PrimeEnergy Resources Corp.*	3	348
Ramaco Resources, Inc. — Class B	20	239
Verde Clean Fuels, Inc.*	19	72
Total Energy		854,667

Communications - 0.9%
Extreme Networks, Inc.*	571	13,824
Ziff Davis, Inc.*	213	13,566
TEGNA, Inc.	910	13,259
DigitalBridge Group, Inc.	732	12,869
Yelp, Inc. — Class A*	305	12,685
Calix, Inc.*	267	12,239
Cogent Communications Holdings, Inc.	196	12,132
InterDigital, Inc.	121	9,709
Viavi Solutions, Inc.*	997	9,113
Perficient, Inc.*	155	8,968
Q2 Holdings, Inc.*	258	8,326
Telephone & Data Systems, Inc.	448	8,203
Cargurus, Inc.*	443	7,761
ePlus, Inc.*	120	7,622
Bumble, Inc. — Class A*	458	6,833
Credo Technology Group Holding Ltd.*	442	6,741
Opendoor Technologies, Inc.*	2,458	6,489
Lumen Technologies, Inc.*	4,541	6,448
Sprinklr, Inc. — Class A*	464	6,422
Upwork, Inc.*	560	6,362
Squarespace, Inc. — Class A*	202	5,852
Liberty Latin America Ltd. — Class C*	651	5,312
Cars.com, Inc.*	301	5,075
A10 Networks, Inc.	320	4,810
Harmonic, Inc.*	498	4,796
Scholastic Corp.	123	4,691
Magnite, Inc.*	606	4,569
Shenandoah Telecommunications Co.	220	4,534
Shutterstock, Inc.	112	4,262
Globalstar, Inc.*	3,110	4,074
Infinera Corp.*	903	3,775
TechTarget, Inc.*	118	3,583
Gogo, Inc.*	300	3,579
Hims & Hers Health, Inc.*	553	3,478
Eventbrite, Inc. — Class A*	350	3,451
Figs, Inc. — Class A*	578	3,410
fuboTV, Inc.*	1,276	3,407
Open Lending Corp. — Class A*	450	3,294
Overstock.com, Inc.*	204	3,227
CommScope Holding Company, Inc.*	938	3,152
ADTRAN Holdings, Inc.	353	2,905
Clear Channel Outdoor Holdings, Inc.*	1,678	2,651
Couchbase, Inc.*	154	2,643
Rover Group, Inc.*	420	2,629
Thryv Holdings, Inc.*	140	2,628
Gray Television, Inc.	375	2,595
EchoStar Corp. — Class A*	152	2,546
Revolve Group, Inc.*	186	2,531
HealthStream, Inc.	110	2,374
QuinStreet, Inc.*	235	2,108
Liquidity Services, Inc.*	107	1,885
Anterix, Inc.*	58	1,820
Preformed Line Products Co.	11	1,788
WideOpenWest, Inc.*	233	1,782
Boston Omaha Corp. — Class A*	104	1,705
Clearfield, Inc.*	59	1,691
Stagwell, Inc.*	355	1,665
Sinclair, Inc.	148	1,661
AMC Networks, Inc. — Class A*	140	1,649
NETGEAR, Inc.*	129	1,624
Gannett Company, Inc.*	653	1,600
ATN International, Inc.	50	1,578
Aviat Networks, Inc.*	50	1,560
IDT Corp. — Class B*	70	1,543
EW Scripps Co. — Class A*	269	1,474
iHeartMedia, Inc. — Class A*	465	1,469
Ooma, Inc.*	108	1,405
Liberty Latin America Ltd. — Class A*	164	1,338
Stitch Fix, Inc. — Class A*	382	1,318
Nextdoor Holdings, Inc.*	658	1,198
Consolidated Communications Holdings, Inc.*	336	1,149
Spok Holdings, Inc.	80	1,142
Advantage Solutions, Inc.*	393	1,116
Grindr, Inc.*	186	1,070
Ribbon Communications, Inc.*	397	1,064

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
AST SpaceMobile, Inc.*,1	274	$1,041
Entravision Communications Corp. — Class A	272	993
Nerdy, Inc.*	268	992
CarParts.com, Inc.*	240	989
Tucows, Inc. — Class A*	45	918
Luna Innovations, Inc.*	145	850
1-800-Flowers.com, Inc. — Class A*	118	826
MediaAlpha, Inc. — Class A*	97	801
Vivid Seats, Inc. — Class A*	115	738
Mondee Holdings, Inc.*,1	205	732
EverQuote, Inc. — Class A*	96	694
Blade Air Mobility, Inc.*	265	686
Gambling.com Group Ltd.*	48	628
BlackSky Technology, Inc.*,1	535	626
DHI Group, Inc.*	197	603
BARK, Inc.*	495	594
OptimizeRx Corp.*	75	584
Lands’ End, Inc.*	68	508
Solo Brands, Inc. — Class A*	99	505
Allbirds, Inc. — Class A*	430	477
Townsquare Media, Inc. — Class A	53	462
ContextLogic, Inc. — Class A*	100	441
KVH Industries, Inc.*	85	433
Cambium Networks Corp.*	55	403
Terran Orbital Corp.*,1	385	320
Urban One, Inc.*	57	287
DZS, Inc.*	99	208
Urban One, Inc.*	38	191
Value Line, Inc.	4	175
Total Communications		352,511

Basic Materials - 0.9%
Commercial Metals Co.	528	26,089
ATI, Inc.*	581	23,908
Balchem Corp.	144	17,862
Cabot Corp.	250	17,317
HB Fuller Co.	244	16,741
Livent Corp.*	817	15,041
Carpenter Technology Corp.	218	14,652
Avient Corp.	409	14,446
Innospec, Inc.	113	11,549
Sensient Technologies Corp.	190	11,111
Hecla Mining Co.	2,719	10,631
Constellium SE*	573	10,429
Rogers Corp.*	78	10,255
Quaker Chemical Corp.	63	10,080
Uranium Energy Corp.*	1,657	8,534
Minerals Technologies, Inc.	147	8,050
Ingevity Corp.*	165	7,856
Sylvamo Corp.	165	7,250
Stepan Co.	96	7,197
Tronox Holdings plc — Class A	530	7,123
Energy Fuels, Inc.*,1	711	5,844
Kaiser Aluminum Corp.	72	5,419
Orion S.A.	254	5,405
Hawkins, Inc.	88	5,179
Compass Minerals International, Inc.	155	4,332
Ecovyst, Inc.*	431	4,241
Novagold Resources, Inc.*	1,094	4,201
AdvanSix, Inc.	120	3,729
Koppers Holdings, Inc.	91	3,599
Mativ Holdings, Inc.	247	3,522
Schnitzer Steel Industries, Inc. — Class A	117	3,258
Piedmont Lithium, Inc.*	81	3,216
Coeur Mining, Inc.*	1,446	3,210
Centrus Energy Corp. — Class A*	56	3,179
Perimeter Solutions S.A.*	699	3,173
Ivanhoe Electric Incorporated / US*	252	2,999
Haynes International, Inc.	57	2,652
Lightwave Logic, Inc.*	519	2,320
Encore Energy Corp.*	641	2,090
United States Lime & Minerals, Inc.	9	1,809
Century Aluminum Co.*	238	1,711
Oil-Dri Corporation of America	22	1,358
i-80 Gold Corp.*	874	1,337
American Vanguard Corp.	122	1,333
Trinseo plc	158	1,291
Intrepid Potash, Inc.*	48	1,208
Rayonier Advanced Materials, Inc.*	289	1,023
Danimer Scientific, Inc.*	397	822
Kronos Worldwide, Inc.	100	775
Terawulf, Inc.*	610	769
Caledonia Mining Corporation plc	74	730
Dakota Gold Corp.*	243	627
Origin Materials, Inc.*	480	614
Codexis, Inc.*	302	571
Perpetua Resources Corp.*	171	557
5E Advanced Materials, Inc.*	178	402
Glatfelter Corp.*	200	400
PolyMet Mining Corp.*	155	322
Contango ORE, Inc.*	17	308
Valhi, Inc.	11	146
NioCorp Developments Ltd.*	9	33
Total Basic Materials		345,835

Utilities - 0.7%
Brookfield Infrastructure Corp. — Class A	542	19,148
New Jersey Resources Corp.	438	17,796
Portland General Electric Co.	438	17,730
PNM Resources, Inc.	388	17,309
ONE Gas, Inc.	249	17,002
Ormat Technologies, Inc.	242	16,921
Southwest Gas Holdings, Inc.	278	16,794
Black Hills Corp.	300	15,177
Otter Tail Corp.	187	14,197
ALLETE, Inc.	260	13,728
Spire, Inc.	233	13,183
American States Water Co.	167	13,139
Northwestern Energy Group, Inc.	272	13,072
California Water Service Group	254	12,017
MGE Energy, Inc.	165	11,304
Avista Corp.	342	11,070
SJW Group	140	8,415

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Chesapeake Utilities Corp.	79	$7,722
Northwest Natural Holding Co.	163	6,220
Ameresco, Inc. — Class A*	146	5,630
Middlesex Water Co.	79	5,234
Unitil Corp.	72	3,075
York Water Co.	64	2,399
Consolidated Water Company Ltd.	68	1,934
Artesian Resources Corp. — Class A	38	1,596
Altus Power, Inc.*	289	1,517
Genie Energy Ltd. — Class B	89	1,311
RGC Resources, Inc.	36	623
Cadiz, Inc.*	183	606
Global Water Resources, Inc.	51	497
FTC Solar, Inc.*	288	369
Total Utilities		286,735

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	124	2,629

Total Common Stocks
(Cost $10,255,222)		10,112,559

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Oncternal Therapeutics, Inc.*	2	—
Tobira Therapeutics, Inc.*	80	—
Novartis AG*	262	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $106)		—

EXCHANGE-TRADED FUNDS† - 1.1%
Vanguard Russell 2000 ETF[1]	2,883	205,962
iShares Russell 2000 Index ETF[1]	1,164	205,725
Total Exchange-Traded Funds
(Cost $509,846)		411,687

	Face Amount
U.S. TREASURY BILLS†† - 34.9%
U.S. Treasury Bills
5.27% due 11/02/23[2]	$4,300,000	4,280,412
5.27% due 11/07/23[2,3]	3,800,000	3,779,950
5.27% due 10/10/23[2]	3,200,000	3,196,260
5.29% due 11/07/23[2]	1,000,000	994,724
4.66% due 10/05/23[2,4]	830,000	829,635
5.28% due 11/07/23[2]	500,000	497,362
Total U.S. Treasury Bills
(Cost $13,576,443)		13,578,343

FEDERAL AGENCY NOTES†† - 6.4%
Federal Home Loan Bank
5.36% (SOFR + 0.05%, Rate Floor: 0.00%) due 10/12/23◊	2,500,000	2,499,993
Total Federal Agency Notes
(Cost $2,499,997)		2,499,993

REPURCHASE AGREEMENTS††,5 - 34.8%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[3]	7,624,530	7,624,530
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[3]	2,961,762	2,961,762
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[3]	2,932,511	2,932,511
Total Repurchase Agreements
(Cost $13,518,803)		13,518,803

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[7]	478,251	478,251
Total Securities Lending Collateral
(Cost $478,251)		478,251

Total Investments - 104.4%
(Cost $40,838,668)		$40,599,636
Other Assets & Liabilities, net - (4.4)%		(1,705,869)
Total Net Assets - 100.0%		$38,893,767

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	48	Dec 2023	$4,315,440	$(4,968)

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	12/21/23	9,225	$16,468,154	$(64,162)
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	12/21/23	5,593	9,984,269	(139,828)
Barclays Bank plc	Russell 2000 Index	Pay	5.31% (SOFR)	At Maturity	12/20/23	20,478	36,555,954	(845,799)
							$63,008,377	$(1,049,789)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is on loan at September 30, 2023 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,112,559	$—	*	$—		$10,112,559
Rights	—	—		—	*	—
Exchange-Traded Funds	411,687	—		—		411,687
U.S. Treasury Bills	—	13,578,343		—		13,578,343
Federal Agency Notes	—	2,499,993		—		2,499,993
Repurchase Agreements	—	13,518,803		—		13,518,803
Securities Lending Collateral	478,251	—		—		478,251
Total Assets	$11,002,497	$29,597,139		$—		$40,599,636

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,968	$—	$—	$4,968
Equity Index Swap Agreements**	—	1,049,789	—	1,049,789
Total Liabilities	$4,968	$1,049,789	$—	$1,054,757

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

Assets:
Investments, at value - including $464,059 of securities loaned (cost $27,319,865)	$27,080,833
Repurchase agreements, at value (cost $13,518,803)	13,518,803
Cash	17,362
Receivables:
Fund shares sold	1,263,735
Interest	33,818
Dividends	11,659
Securities lending income	484
Total assets	41,926,694

Liabilities:
Unrealized depreciation on OTC swap agreements	1,049,789
Payable for:
Fund shares redeemed	1,214,700
Return of securities lending collateral	478,251
Swap settlement	193,833
Variation margin on futures contracts	30,779
Management fees	29,430
Distribution and service fees	8,346
Transfer agent fees	7,707
Portfolio accounting and administration fees	3,434
Trustees’ fees*	511
Miscellaneous	16,147
Total liabilities	3,032,927
Net assets	$38,893,767

Net assets consist of:
Paid in capital	$64,599,631
Total distributable earnings (loss)	(25,705,864)
Net assets	$38,893,767

A-Class:
Net assets	$2,143,875
Capital shares outstanding	17,768
Net asset value per share	$120.66
Maximum offering price per share (Net asset value divided by 95.25%)	$126.68

C-Class:
Net assets	$259,989
Capital shares outstanding	2,488
Net asset value per share	$104.50

H-Class:
Net assets	$36,489,903
Capital shares outstanding	304,984
Net asset value per share	$119.65

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $122)	$80,659
Interest	669,672
Income from securities lending, net	4,367
Total investment income	754,698

Expenses:
Management fees	166,149
Distribution and service fees:
A-Class	3,730
C-Class	1,254
H-Class	42,110
Transfer agent fees	34,227
Interest expense	39,678
Portfolio accounting and administration fees	37,841
Registration fees	28,041
Professional fees	6,289
Custodian fees	2,734
Trustees’ fees*	2,694
Miscellaneous	2,328
Total expenses	367,075
Less
Expenses reimbursed by Adviser	(12,646)
Net expenses	354,429
Net investment income	400,269

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	154,873
Swap agreements	838,946
Futures contracts	(528,672)
Net realized gain	465,147
Net change in unrealized appreciation (depreciation) on:
Investments	(247,124)
Swap agreements	(2,044,856)
Futures contracts	(317,800)
Net change in unrealized appreciation (depreciation)	(2,609,780)
Net realized and unrealized loss	(2,144,633)
Net decrease in net assets resulting from operations	$(1,744,364)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$400,269	$158,413
Net realized gain (loss) on investments	465,147	(8,601,068)
Net change in unrealized appreciation (depreciation) on investments	(2,609,780)	(533,481)
Net decrease in net assets resulting from operations	(1,744,364)	(8,976,136)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,443,008	4,702,530
C-Class	119,201	610,002
H-Class	199,101,111	673,878,292
Cost of shares redeemed
A-Class	(2,157,268)	(4,422,116)
C-Class	(140,532)	(700,256)
H-Class	(187,242,306)	(673,217,410)
Net increase from capital share transactions	11,123,214	851,042
Net increase (decrease) in net assets	9,378,850	(8,125,094)

Net assets:
Beginning of period	29,514,917	37,640,011
End of period	$38,893,767	$29,514,917

Capital share activity:
Shares sold
A-Class	11,020	33,964
C-Class	1,019	5,165
H-Class	1,540,035	4,952,909
Shares redeemed
A-Class	(16,706)	(32,394)
C-Class	(1,236)	(5,811)
H-Class	(1,443,055)	(4,926,051)
Net increase in shares	91,077	27,782

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$127.13	$183.91	$227.30	$67.63	$138.32	$143.22
Income (loss) from investment operations:
Net investment income (loss)[b]	1.39	.63	(3.04)	(2.33)	.08	.04
Net gain (loss) on investments (realized and unrealized)	(7.86)	(57.41)	(36.22)	162.00	(70.34)	(4.94)[f]
Total from investment operations	(6.47)	(56.78)	(39.26)	159.67	(70.26)	(4.90)
Less distributions from:
Net realized gains	—	—	(4.13)	—	(.43)	—
Total distributions	—	—	(4.13)	—	(.43)	—
Net asset value, end of period	$120.66	$127.13	$183.91	$227.30	$67.63	$138.32

Total Return[c]	(5.09%)	(30.87%)	(17.50%)	236.09%	(50.97%)	(3.42%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,144	$2,982	$4,025	$8,661	$1,559	$3,377
Ratios to average net assets:
Net investment income (loss)	2.13%	0.45%	(1.36%)	(1.57%)	0.06%	0.03%
Total expenses[d]	1.97%	1.89%	1.78%	1.81%	1.87%	1.85%
Net expenses[e]	1.91%	1.86%	1.78%	1.81%	1.87%	1.85%
Portfolio turnover rate	8%	43%	574%	—	360%	507%

C-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$110.50	$161.04	$201.10	$60.28	$124.27	$129.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.80	(.36)	(3.95)	(2.85)	(.87)	(1.01)
Net gain (loss) on investments (realized and unrealized)	(6.80)	(50.18)	(31.98)	143.67	(62.69)	(4.35)[f]
Total from investment operations	(6.00)	(50.54)	(35.93)	140.82	(63.56)	(5.36)
Less distributions from:
Net realized gains	—	—	(4.13)	—	(.43)	—
Total distributions	—	—	(4.13)	—	(.43)	—
Net asset value, end of period	$104.50	$110.50	$161.04	$201.10	$60.28	$124.27

Total Return[c]	(5.43%)	(31.38%)	(18.13%)	233.61%	(51.33%)	(4.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$260	$299	$540	$673	$171	$467
Ratios to average net assets:
Net investment income (loss)	1.42%	(0.30%)	(2.04%)	(2.31%)	(0.70%)	(0.74%)
Total expenses[d]	2.72%	2.64%	2.53%	2.57%	2.62%	2.59%
Net expenses[e]	2.65%	2.60%	2.53%	2.57%	2.62%	2.59%
Portfolio turnover rate	8%	43%	574%	—	360%	507%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$126.12	$182.59	$225.73	$67.21	$137.69	$142.85
Income (loss) from investment operations:
Net investment income (loss)[b]	1.40	.81	(2.97)	(2.22)	(.06)	(.08)
Net gain (loss) on investments (realized and unrealized)	(7.87)	(57.28)	(36.04)	160.74	(69.99)	(5.08)[f]
Total from investment operations	(6.47)	(56.47)	(39.01)	158.52	(70.05)	(5.16)
Less distributions from:
Net realized gains	—	—	(4.13)	—	(.43)	—
Total distributions	—	—	(4.13)	—	(.43)	—
Net asset value, end of period	$119.65	$126.12	$182.59	$225.73	$67.21	$137.69

Total Return	(5.13%)	(30.93%)	(17.52%)	235.86%	(51.05%)	(3.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,490	$26,234	$33,076	$71,754	$12,732	$25,296
Ratios to average net assets:
Net investment income (loss)	2.18%	0.61%	(1.40%)	(1.75%)	(0.04%)	(0.05%)
Total expenses[d]	1.98%	1.91%	1.80%	1.85%	1.89%	1.88%
Net expenses[e]	1.92%	1.88%	1.80%	1.85%	1.89%	1.88%
Portfolio turnover rate	8%	43%	574%	—	360%	507%

[a]	Unaudited figures for the period ended September 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2023

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	2.55%	(17.89%)	(21.66%)	(23.57%)
A-Class Shares with sales charge‡	(2.32%)	(21.81%)	(22.42%)	(23.95%)
C-Class Shares	2.18%	(18.51%)	(22.26%)	(24.18%)
C-Class Shares with CDSC§	1.18%	(19.33%)	(22.26%)	(24.18%)
H-Class Shares	2.59%	(17.99%)	(21.89%)	(23.68%)
Russell 2000 Index	(0.19%)	8.93%	2.40%	8.40%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 5.9%
U.S. Treasury Bills
5.28% due 11/07/23[1,2]	$200,000	$198,945
5.26% due 11/07/23[1,2]	200,000	198,945
4.65% due 10/05/23[1,3]	20,000	19,991
Total U.S. Treasury Bills
(Cost $417,820)		417,881

REPURCHASE AGREEMENTS††,4 - 93.0%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[2]	3,715,534	3,715,534
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[2]	1,443,306	1,443,306
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[2]	1,429,051	1,429,051
Total Repurchase Agreements
(Cost $6,587,891)		6,587,891

Total Investments - 98.9%
(Cost $7,005,711)		$7,005,772
Other Assets & Liabilities, net - 1.1%		79,878
Total Net Assets - 100.0%		$7,085,650

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	17	Dec 2023	$1,528,385	$46,092

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	5.18% (Federal Funds Rate - 0.15%)	At Maturity	12/21/23	4,395	$7,845,225	$107,224
Barclays Bank plc	Russell 2000 Index	Receive	4.81% (SOFR - 0.50%)	At Maturity	12/20/23	1,978	3,530,132	75,275
BNP Paribas	Russell 2000 Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	12/21/23	703	1,254,848	17,575
							$12,630,205	$200,074

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2023
INVERSE RUSSELL 2000® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2023.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$417,881	$—	$417,881
Repurchase Agreements	—	6,587,891	—	6,587,891
Equity Futures Contracts**	46,092	—	—	46,092
Equity Index Swap Agreements**	—	200,074	—	200,074
Total Assets	$46,092	$7,205,846	$—	$7,251,938

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

Assets:
Investments, at value (cost $417,820)	$417,881
Repurchase agreements, at value (cost $6,587,891)	6,587,891
Cash	186
Segregated cash with broker	48,317
Unrealized appreciation on OTC swap agreements	200,074
Receivables:
Fund shares sold	515,735
Swap settlement	31,355
Variation margin on futures contracts	8,730
Interest	1,939
Total assets	7,812,108

Liabilities:
Segregated cash due to broker	70,000
Payable for:
Fund shares redeemed	645,073
Management fees	5,160
Distribution and service fees	1,481
Transfer agent fees	1,403
Portfolio accounting and administration fees	603
Trustees’ fees*	89
Miscellaneous	2,649
Total liabilities	726,458
Net assets	$7,085,650

Net assets consist of:
Paid in capital	$84,263,189
Total distributable earnings (loss)	(77,177,539)
Net assets	$7,085,650

A-Class:
Net assets	$972,706
Capital shares outstanding	86,206
Net asset value per share	$11.28
Maximum offering price per share (Net asset value divided by 95.25%)	$11.84

C-Class:
Net assets	$81,192
Capital shares outstanding	8,236
Net asset value per share	$9.86

H-Class:
Net assets	$6,031,752
Capital shares outstanding	544,238
Net asset value per share	$11.08

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2023

Investment Income:
Interest	$192,418
Total investment income	192,418

Expenses:
Management fees	31,854
Distribution and service fees:
A-Class	1,053
C-Class	371
H-Class	7,704
Transfer agent fees	6,643
Portfolio accounting and administration fees	7,256
Registration fees	4,292
Professional fees	1,198
Trustees’ fees*	617
Custodian fees	496
Interest expense	211
Miscellaneous	1,495
Total expenses	63,190
Less:
Expenses reimbursed by Adviser	(2,348)
Net expenses	60,842
Net investment income	131,576

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(526,036)
Futures contracts	(117,098)
Net realized loss	(643,134)
Net change in unrealized appreciation (depreciation) on:
Investments	69
Swap agreements	494,658
Futures contracts	52,812
Net change in unrealized appreciation (depreciation)	547,539
Net realized and unrealized loss	(95,595)
Net increase in net assets resulting from operations	$35,981

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$131,576	$60,684
Net realized loss on investments	(643,134)	(114,028)
Net change in unrealized appreciation (depreciation) on investments	547,539	(452,056)
Net increase (decrease) in net assets resulting from operations	35,981	(505,400)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,278,780	2,325,877
C-Class	101,078	467,495
H-Class	135,469,175	391,398,067
Cost of shares redeemed
A-Class	(1,041,996)	(3,506,853)
C-Class	(95,249)	(464,730)
H-Class	(134,862,315)	(389,842,160)
Net increase from capital share transactions	849,473	377,696
Net increase (decrease) in net assets	885,454	(127,704)

Net assets:
Beginning of period	6,200,196	6,327,900
End of period	$7,085,650	$6,200,196

Capital share activity:
Shares sold
A-Class	119,412	201,279
C-Class	10,766	46,896
H-Class	13,258,560	34,711,635
Shares redeemed
A-Class	(98,696)	(300,523)
C-Class	(10,273)	(46,768)
H-Class	(13,214,737)	(34,674,913)
Net increase (decrease) in shares	65,032	(62,394)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$11.00	$10.09	$10.53	$55.29	$43.81	$47.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.05	(.15)	(.39)	.08	.15
Net gain (loss) on investments (realized and unrealized)	.07 [e]	.86 [e]	(.29)[e]	(44.37)	11.57	(4.33)
Total from investment operations	.28	.91	(.44)	(44.76)	11.65	(4.18)
Less distributions from:
Net investment income	—	—	—	—	(.17)	—
Total distributions	—	—	—	—	(.17)	—
Net asset value, end of period	$11.28	$11.00	$10.09	$10.53	$55.29	$43.81

Total Return[c]	2.55%	9.02%	(4.18%)	(80.95%)	26.82%	(8.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$973	$720	$1,662	$2,286	$11,581	$9,245
Ratios to average net assets:
Net investment income (loss)	3.92%	0.47%	(1.51%)	(1.61%)	0.19%	0.34%
Total expenses	1.74%	2.08%	1.76%	1.82%	1.86%	1.89%
Net expenses[d]	1.67%	2.05%	1.76%	1.82%	1.86%	1.89%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$9.65	$8.91	$9.37	$49.61	$39.63	$43.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	—	(.20)	(.50)	(.21)	(.18)
Net gain (loss) on investments (realized and unrealized)	.06 [e]	.74 [e]	(.26)[e]	(39.74)	10.36	(3.93)
Total from investment operations	.21	.74	(.46)	(40.24)	10.15	(4.11)
Less distributions from:
Net investment income	—	—	—	—	(.17)	—
Total distributions	—	—	—	—	(.17)	—
Net asset value, end of period	$9.86	$9.65	$8.91	$9.37	$49.61	$39.63

Total Return[c]	2.18%	8.31%	(4.91%)	(81.11%)	25.86%	(9.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$81	$75	$68	$86	$348	$405
Ratios to average net assets:
Net investment income (loss)	3.15%	0.01%	(2.26%)	(2.36%)	(0.55%)	(0.45%)
Total expenses	2.49%	2.80%	2.51%	2.57%	2.62%	2.63%
Net expenses[d]	2.43%	2.77%	2.51%	2.57%	2.62%	2.63%
Portfolio turnover rate	—	—	—	—	—	—

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2023[a]	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Share Data
Net asset value, beginning of period	$10.80	$9.92	$10.41	$54.95	$43.62	$47.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.07	(.13)	(.33)	(.02)	.09
Net gain (loss) on investments (realized and unrealized)	.11 [e]	.81 [e]	(.36)[e]	(44.21)	11.52	(4.27)
Total from investment operations	.28	.88	(.49)	(44.54)	11.50	(4.18)
Less distributions from:
Net investment income	—	—	—	—	(.17)	—
Total distributions	—	—	—	—	(.17)	—
Net asset value, end of period	$11.08	$10.80	$9.92	$10.41	$54.95	$43.62

Total Return	2.59%	8.87%	(4.71%)	(81.06%)	26.59%	(8.74%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,032	$5,405	$4,598	$3,923	$10,033	$6,273
Ratios to average net assets:
Net investment income (loss)	3.70%	0.69%	(1.62%)	(1.70%)	(0.05%)	0.22%
Total expenses	1.78%	2.10%	1.82%	1.89%	1.91%	1.89%
Net expenses[d]	1.72%	2.06%	1.82%	1.89%	1.91%	1.89%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain or loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. At September 30, 2023, the Trust consisted of eight funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2023, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration,

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider. If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service provider, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at September 30, 2023.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$51,170,477	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	17,271,127
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	129,785,752	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,316,739
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	4,290,381	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	434,953
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,658,306	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,516,923

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$108,686,077	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	63,642,071
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	712,819,565	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	57,248,114
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	30,948,784	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	9,884,094
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	59,231,636	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	12,679,633

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity futures/swap contracts	Variation margin on futures contracts	Variation margin on futures contracts
	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2023:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2023
Inverse S&P 500® 2x Strategy Fund	$407,630	$798,656	$1,206,286
Inverse NASDAQ-100® 2x Strategy Fund	55,224	851,083	906,307
Inverse Dow 2x Strategy Fund	2,121	273,500	275,621
Inverse Russell 2000® 2x Strategy Fund	46,092	200,074	246,166

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2023
S&P 500® 2x Strategy Fund	$1,709,828	$2,175,029	$3,884,857
NASDAQ-100® 2x Strategy Fund	3,723,405	13,120,010	16,843,415
Dow 2x Strategy Fund	11,553	861,086	872,639
Russell 2000® 2x Strategy Fund	4,968	1,049,789	1,054,757

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Funds’ Schedules of Investments. Variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity futures/swap contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended September 30, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$2,394,730	$9,709,547	$12,104,277
Inverse S&P 500® 2x Strategy Fund	(1,712,808)	(4,696,402)	(6,409,210)
NASDAQ-100® 2x Strategy Fund	17,960,176	69,175,169	87,135,345
Inverse NASDAQ-100® 2x Strategy Fund	(1,080,208)	(11,757,335)	(12,837,543)
Dow 2x Strategy Fund	267,673	231,881	499,554
Inverse Dow 2x Strategy Fund	(12,459)	(481,993)	(494,452)
Russell 2000® 2x Strategy Fund	(528,672)	838,946	310,274
Inverse Russell 2000® 2x Strategy Fund	(117,098)	(526,036)	(643,134)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$(3,493,037)	$(5,859,678)	$(9,352,715)
Inverse S&P 500® 2x Strategy Fund	1,467,199	2,593,805	4,061,004
NASDAQ-100® 2x Strategy Fund	(12,401,943)	(31,073,954)	(43,475,897)
Inverse NASDAQ-100® 2x Strategy Fund	193,187	2,196,033	2,389,220
Dow 2x Strategy Fund	(237,436)	(1,588,967)	(1,826,403)
Inverse Dow 2x Strategy Fund	2,121	506,530	508,651
Russell 2000® 2x Strategy Fund	(317,800)	(2,044,856)	(2,362,656)
Inverse Russell 2000® 2x Strategy Fund	52,812	494,658	547,470

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	$798,656	$—	$798,656	$—	$(749,411)	$49,245
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	851,083	—	851,083	—	(780,238)	70,845
Inverse Dow 2x Strategy Fund	Swap equity contracts	273,500	—	273,500	—	—	273,500
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	200,074	—	200,074	—	(70,000)	130,074

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$2,175,029	$—	$2,175,029	$(2,175,029)	$—	$—
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	13,120,010	—	13,120,010	(13,120,010)	—	—
Dow 2x Strategy Fund	Swap equity contracts	861,086	—	861,086	(861,086)	—	—
Russell 2000® 2x Strategy Fund	Swap equity contracts	1,049,789	—	1,049,789	(1,049,789)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2023.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Inverse S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$—	$480,000
	Goldman Sachs International	Total return swap agreements	—	390,000
Inverse S&P 500® 2x Strategy Fund Total			—	870,000
NASDAQ-100® 2x Strategy Fund	Goldman Sachs International	Futures contracts	917,796	—
Inverse NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	588,718
	Goldman Sachs International	Futures contracts	1,562,400	—
	Goldman Sachs International	Total return swap agreements	—	320,000
Inverse NASDAQ-100® 2x Strategy Fund Total			1,562,400	908,718
Inverse Russell 2000® 2x Strategy Fund	Goldman Sachs International	Futures contracts	48,317	—
	Goldman Sachs International	Total return swap agreements	—	70,000
Inverse Russell 2000® 2x Strategy Fund Total			48,317	70,000

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

When the aggregate assets of each series of the Trust and each series of Rydex Series Funds (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted separate Distribution Plans applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2023, GFD retained sales charges of $11,937 relating to sales of A-Class shares of the Trust.

The Board has adopted a waiver and/or expense reimbursement arrangement for the NASDAQ-100 2x Strategy Fund whereby GI has agreed to waive and/or reimburse expenses in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. The current term of this agreement expires on August 1, 2024. This agreement will automatically renew for additional one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice.

Additionally, the Board has adopted a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100 2x Strategy Fund, Inverse NASDAQ-100 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000 2x Strategy Fund and Inverse Russell 2000 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. The current term of this agreement expires on

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

August 1, 2024. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice.

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Nasdaq-100 2x Strategy Fund, Inverse Nasdaq-100 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000 2x Strategy Fund and Inverse Russell 2000 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This arrangement will take effect on August 1, 2023 and the end of the initial term is August 1, 2024. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bills
5.30%			0.00%
Due 10/02/23	$64,494,145	$64,522,630	Due 03/14/24 - 08/08/24	$68,226,200	$65,784,031

Barclays Capital, Inc.			U.S. Treasury Notes
5.29%			3.25% - 4.13%
Due 10/02/23	25,052,862	25,063,906	Due 06/30/27 - 07/31/28	26,487,400	25,553,989

BofA Securities, Inc.			U.S. Treasury Note
5.30%			0.75%
Due 10/02/23	24,805,441	24,816,396	Due 03/31/26	27,898,000	25,301,603

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2023, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
NASDAQ-100® 2x Strategy Fund	$2,280,351	$(2,280,351)	$—	$2,403,063	$—	$2,403,063
Russell 2000® 2x Strategy Fund	464,059	(464,059)	—	478,251	—	478,251

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® 2x Strategy Fund	$133,758,400	$—	$(9,217,228)	$(9,217,228)
Inverse S&P 500® 2x Strategy Fund	18,398,983	1,208,202	—	1,208,202
NASDAQ-100® 2x Strategy Fund	515,974,717	131,715,889	(17,937,319)	113,778,570
Inverse NASDAQ-100® 2x Strategy Fund	95,269,261	909,075	—	909,075
Dow 2x Strategy Fund	22,215,856	6,599,768	(954,793)	5,644,975
Inverse Dow 2x Strategy Fund	4,679,677	275,736	—	275,736
Russell 2000® 2x Strategy Fund	42,175,291	953,786	(3,584,198)	(2,630,412)
Inverse Russell 2000® 2x Strategy Fund	7,005,711	246,227	—	246,227

Note 9 – Securities Transactions

For the period ended September 30, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$901,392,518	$905,043,144
Inverse S&P 500® 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	1,602,927,718	1,577,324,782
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	89,813,760	89,852,056
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	921,325	1,179,443
Inverse Russell 2000® 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2023, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® 2x Strategy Fund	$260,705,697	$247,484,673	$667,145
NASDAQ-100® 2x Strategy Fund	576,680,280	586,365,519	410,477
Dow 2x Strategy Fund	10,926,924	11,140,787	(38,662)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 5, 2023, the line of credit agreement was renewed and expires on June 3, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.28% for the period ended September 30, 2023. The NASDAQ-100® 2x Strategy Fund borrowed $1,890,000 under this agreement at September 30, 2023. The remaining Funds did not have any borrowings outstanding under this agreement as of and for the period ended September 30, 2023.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The average daily balance borrowed for the period ended September 30, 2023, was as follows:

Fund	Average Daily Balance
NASDAQ-100® 2x Strategy Fund	$5,178

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim Funds held with your financial intermediary.

Tailored Shareholder Reports for Open-End Mutual Funds and Exchange-Traded Funds

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and exchange-traded funds registered on Form N-1A to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Dynamic Funds Board of Trustees

The Board of Trustees of Rydex Dynamic Funds (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

●	Dow 2x Strategy Fund	●	Inverse Dow 2x Strategy Fund
●	Inverse NASDAQ-100® 2x Strategy Fund	●	Inverse Russell 2000® 2x Strategy Fund
●	Inverse S&P 500® 2x Strategy Fund	●	NASDAQ-100® 2x Strategy Fund
●	Russell 2000® 2x Strategy Fund	●	S&P 500® 2x Strategy Fund

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

OTHER INFORMATION (Unaudited)(continued)

Security Investors is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 17-18, 2023 (the “April Meeting”) and meetings held by videoconference on May 15, 2023 and in person on May 24, 2023 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a summary of notable distinctions between the Funds and the applicable peer group identified in the FUSE reports.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Fund is designed to provide such tactical advisors with specific exposures while also providing for unlimited trading privileges, and that the Funds offer a unique set of product features. The Committee noted that each Fund seeks to track the performance (before fees and expenses) of a specific benchmark index on a daily basis. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Fund relative to the applicable benchmark index. The Committee took into account the limitations of the peer group comparisons provided by FUSE with respect to the Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2024 at a meeting held on May 23-24, 2023 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

considered Guggenheim’s discussion of its ongoing review of the Guggenheim fund line-up at the April Meeting and the May Board Meeting. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Committee considered the Funds’ unique product features, including their tradability, the real time cash process employed for the Funds, twice-daily pricing for the Funds on select trading platforms, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2022, 2021 and 2020. The Committee also considered additional information regarding trading activity in the Funds during 2022, including monthly purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered that, at the April Meeting, the Adviser’s Head of Quantitative Strategies with investment management responsibility for the Funds met with the Committee to discuss the Funds, including the value to shareholders of the tradability and other unique features, the personnel, operations and infrastructure required to provide those features, the reasons why tactical advisors invest in the Funds rather than other tradable products, such as exchange-traded funds, for their clients, and the level of trading activity in the Funds.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the five-year, three-year and one-year periods ended December 31, 2022. In addition, the Committee received a comparison of each Fund’s performance to the performance of one or two peer funds identified by FUSE from the two direct competitor product suites, in each case for the same periods. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group for performance and expense comparisons. The Committee

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

OTHER INFORMATION (Unaudited)(continued)

received tracking error data for the Funds relative to the applicable benchmark index for the five-year, three-year and one-year periods ended December 31, 2022, as well as a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

The Committee considered the Adviser’s statement that the Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary drivers of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index and compared to the tracking error of a peer fund.

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds in the two direct competitor product suites. The Committee observed that the performance of the Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2022 was generally in line with the performance of their respective peer funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations. The Committee also considered Guggenheim’s discussion of information regarding fee and expense trends across the open-end fund industry and its response to those trends with respect to the funds in the Guggenheim fund complex, including the Funds.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing the Funds’ advisory fees. The Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to the contractual advisory fee charged to the comparable peer fund. The Committee also considered that the net effective management fee and total net expense ratio for each Fund’s Class H shares were generally competitive with those of the peer fund.

The Committee considered management’s agreement, as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Fund by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2023 for an initial term ending August 1, 2024 for each Fund, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. The Committee also noted the continuation through August 1, 2024 of management’s separate agreement, implemented as part of the 2022 annual contract review process, to reduce the total net expense ratio of each Fund by 0.05% of its average daily net assets and, with respect to NASDAQ-100 2x Strategy Fund, to further reduce the total net expense ratio of the Fund by 0.05% of its average daily net assets in excess of $500 million, through expense reimbursement and/or waiver agreements.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2022, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in 2022 in overall expenses was attributable to decreased product costs driven by lower average assets under management and lower non-recurring costs related to closed-end fund matters as well as a decrease in compensation and benefits. The Committee also considered that although expenses related to investment resources decreased in 2022, Guggenheim’s shared services expenses and certain other expenses increased in 2022.

The Committee noted that, in addition to the expense reimbursement and/or waiver arrangement implemented in August 2022 for the NASDAQ-100 2x Strategy Fund on average daily net assets in excess of $500 million, the Adviser has agreed to a contractual advisory fee breakpoint schedule for the Funds that is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Funds and the tradable series of Rydex Series Funds, a separate trust, equal or exceed $10 billion.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

OTHER INFORMATION (Unaudited)(concluded)

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (registered investment adviser) (1996-present); Chief Executive Officer, ETF Flows, LLC (financial advisor education and research provider) (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (index provider) (2021-present); Vice Chairman, VettaFi (financial advisor content, research and digital distribution provider) (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present); The 2023 ETF Series Trust (4) (June 2023-present); The 2023 ETF Series Trust II (1) (August 2023-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (law firm) (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (construction and real estate development company) (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (registered broker dealer) (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President, Mutual Fund Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present);Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017, is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), Rydex Dynamic Funds (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed, managed, and periodically reviewed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2022, to March 31, 2023. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 6, 2023

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 6, 2023

*	Print the name and title of each signing officer under his or her signature.